UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-24037

Investment Company Act file number

Neuberger Asset-Based Credit Fund

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, NY 10104

(Address of principal executive offices) (Zip code)

Dean Winick

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

(212) 476-8800

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NEUBERGER

Neuberger Asset-Based Credit Fund

Semi-Annual Report (Unaudited)
For the Six Months Ended June 30, 2026

 Neuberger Asset-Based Credit Fund

 Neuberger Asset-Based Credit Fund

  Consolidated Statement of Assets and Liabilities

   (expressed in U.S. Dollars)

   As of June 30, 2026

ASSETS:
Investments, at fair value(1)	$132,012,236
Unrealized appreciation on risk share contracts	204,155
Cash	-
Interest receivable	1,738,002
Deferred debt issuance costs	426,138
Principal paydowns receivable	181,063
Dividends receivable	107,356
Due from Investment Adviser (See Note 4)	31,502
Receivable for fund shares sold	15,859
Total assets	$134,716,311

LIABILITIES:
Line of credit payable	$23,700,000
Reverse repurchase agreements	12,054,338
Incentive fee payable (See Note 4)	341,474
Interest payable	159,804
Payable for investment securities purchased	134,619
Accrued expenses and other liabilities	565,804
Total liabilities	36,956,039
Total net assets	$97,760,272

NET ASSETS CONSIST OF:
Net capital	$97,093,273
Total distributable income	666,999
Total net assets	$97,760,272

Institutional Class (“Class I”)
Net assets	$97,760,272
Capital shares outstanding, unlimited shares authorized	9,646,018
Net asset value, offering and redemption price per share	$10.13
(1) Cost of Investments	$134,572,328

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Statement of Operations

   (expressed in U.S. Dollars)

   For the Six Months ended June 30, 2026

INVESTMENT INCOME:
Interest income	$	8,216,758
Dividend income		237,439
Total investment income	$	8,454,197

EXPENSES
Interest expense and debt issuance costs		833,314
Incentive fee expense (See Note 4)		643,024
Management fees (See Note 4)		436,720
Interest expense on reverse repurchase agreements		337,411
Audit and tax expenses		249,416
Loan servicing fees		201,675
Trustees fees and expenses (See Note 4)		163,994
Fund accounting and administration fees (See Note 5)		127,829
Legal expenses		99,188
Valuation agent fees		93,405
Transfer agency fees and expenses		83,314
Custody fees		49,036
Technology and data service fees		16,249
Other expenses		156,269
Total expenses before Adviser waiver	$	3,490,844
Management fees waiver (See Note 4)		(218,360)
Expenses reimbursed by Investment Adviser subject to recoupment (See Note 4)		(551,647)
Net expenses before Adviser recoupment	$	2,720,837
Expenses recouped by Adviser.		-
Total net expenses		2,720,837
Net investment income	$	5,733,360
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments		(318,047)
Risk hare contracts		308,026
Net change in unrealized appreciation (depreciation) on:
Investments		(1,128,890)
Risk share contracts		3,798
Net realized and unrealized (loss)	$	(1,135,113)
Net increase in net assets resulting from operations	$	4,598,247

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Statement of Changes in Net Assets

   (expressed in U.S. Dollars)

   For the Six Months ended June 30, 2026

OPERATIONS:
Net investment income	$	5,733,360
Net realized gain (loss) on:
Investments		(318,047)
Risk share contracts		308,026
Net change in unrealized appreciation (depreciation) on:
Investments		(1,128,890)
Risk share contracts		3,798
Net increase in net assets resulting from operations	$	4,598,247

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Class l		(3,206,173)
Total distributions	$	(3,206,173)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Class l		23,733,119
Proceeds from shares issued to holders in reinvestment of dividends		543
Cost of shares redeemed		-
Net increase in net assets from capital share transactions	$	23,733,662
Total increase in net assets	$	25,125,736

NET ASSETS:
Beginning of period	$	72,634,536
End of period	$	97,760,272

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Statement of Cashflows

   (expressed in U.S. Dollars)

   For the Six Months ended June 30, 2026

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$	4,598,247
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized depreciation on investments		1,128,890
Net realized loss on investments		318,047
Net change in unrealized appreciation on risk share contracts		(3,798)
Net realized gain on risk share contracts		(308,026)
Proceeds from principal paydowns and sale of investments		38,238,815
Purchases of investments		(61,831,019)
Net purchases and sales of short-term investments		5,550,356
Amortization and accretion of premium and discount		67,728

Changes in assets and liabilities:
Due from Adviser		94,969
Principal paydowns receivable		(11,171)
Deferred debt issuance costs		83,177
Dividends receivable		(56,397)
Interest receivable		(729,726)
Other assets		104
Payable for investment securities purchased		(3,920,113)
Interest payable		(23,446)
Incentive fee payable		49,346
Other accrued expenses and liabilities		(145,918)
Net cash used in operating activities	$	(16,899,935)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued		23,717,803
Drawdowns on line of credit		13,700,000
Paydowns on line of credit		(18,500,000)
Paydowns on reverse repurchase agreements		825,891
Distributions to shareholders		(3,206,173)
Net cash provided by financing activities	$	16,537,521

Net increase in cash		(362,414)

Cash, beginning of period		362,414
Cash, end of period	$	-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Cash paid for interest on line of credit payable and reverse repurchase agreements	$	1,109,177

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
Whole Loans - 18.2% (a)
Consumer Loans - 3.4%
United States - 3.4%
340923298, 35.99%, 02/17/2026 (b)(c)(d)(e)	Uplift	8/29/2025	$98	$101	$12
341004128, 35.99%, 07/18/2026 (b)(c)	Uplift	8/29/2025	111	111	110
341004827, 27.99%, 07/18/2026 (b)(c)	Uplift	8/29/2025	175	180	173
341007501, 29.99%, 05/18/2026 (b)(c)(d)(e)	Uplift	8/29/2025	716	736	86
341014111, 24.99%, 07/18/2026 (b)(c)(d)	Uplift	8/29/2025	1,039	1,069	112
341076198, 35.99%, 02/18/2026 (b)(c)(d)(e)	Uplift	8/29/2025	307	316	36
341114686, 29.99%, 07/18/2026 (b)(c)	Uplift	8/29/2025	212	212	210
341115205, 16.99%, 07/18/2026 (b)(c)	Uplift	8/29/2025	211	211	209
341142728, 35.99%, 07/18/2026 (b)(c)	Uplift	8/29/2025	215	216	213
341143334, 0.00%, 07/18/2026 (b)(c)	Uplift	8/29/2025	130	121	127
341144483, 33.99%, 07/18/2026 (b)(c)	Uplift	8/29/2025	137	141	135
341144716, 0.00%, 07/18/2026 (b)(c)	Uplift	8/29/2025	212	199	207
341158874, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	116	119	27
341164676, 0.00%, 07/18/2026 (b)(c)	Uplift	8/29/2025	244	230	239
341181536, 0.00%, 07/18/2026 (b)(c)	Uplift	8/29/2025	166	155	163
341187737, 0.00%, 07/18/2026 (b)(c)	Uplift	8/29/2025	169	157	165
341191164, 29.99%, 07/18/2026 (b)(c)	Uplift	8/29/2025	115	118	114
341191570, 0.00%, 07/18/2026 (b)(c)	Uplift	8/29/2025	256	240	251
341193277, 0.00%, 07/18/2026 (b)(c)	Uplift	8/29/2025	151	141	147
341194698, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	148	148	147
341206235, 35.99%, 02/19/2027 (b)(c)	Uplift	8/29/2025	943	956	927
341212435, 21.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	216	222	214
341216092, 21.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	121	124	119
341216783, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	183	171	179
341220550, 33.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	244	244	242
341220598, 35.99%, 02/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	46	47	5
341225830, 35.99%, 02/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	308	317	36
341226115, 29.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	176	181	175
341227649, 21.99%, 11/19/2025 (b)(c)(e)	Uplift	8/29/2025	20	20	20
341231988, 35.99%, 12/03/2025 (b)(c)(e)	Uplift	8/29/2025	8	8	8
341272183, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	131	134	129
341272907, 18.99%, 08/19/2027 (b)(c)	Uplift	8/29/2025	6,643	6,759	6,564
341276994, 23.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	43	44	43
341277164, 35.99%, 05/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	65	67	8
341277387, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	138	141	136
341280566, 12.99%, 02/19/2027 (b)(c)	Uplift	8/29/2025	1,123	1,137	1,107
341282956, 16.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	155	159	154
341284716, 35.99%, 05/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	147	151	17
341287156, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	154	158	152
341287209, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	161	166	160
341289997, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	123	114	120
341293035, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	139	143	138
341300845, 19.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	216	222	214
341304460, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	100	100	99
341311115, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	140	140	138
341313375, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	165	169	163
341313979, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	106	106	105
341314192, 24.99%, 05/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	113	116	11
341314896, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	123	127	122
341318668, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	198	185	194
341323607, 35.99%, 08/19/2027 (b)(c)	Uplift	8/29/2025	1,405	1,430	1,385
341330257, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	282	265	276
341330458, 24.99%, 02/19/2027 (b)(c)	Uplift	8/29/2025	966	978	951

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341333894, 35.99%, 07/31/2026 (b)(c)	Uplift	8/29/2025	$194	$194	$90
341339093, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	226	226	224
341341315, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	33	30	32
341341498, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	341	320	333
341341917, 16.99%, 08/19/2027 (b)(c)	Uplift	8/29/2025	6,459	6,569	6,365
341343445, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	100	100	99
341348821, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	41	38	40
341351095, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	139	139	138
341353053, 35.99%, 02/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	33	34	4
341353149, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	170	175	168
341354697, 0.00%, 02/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	514	484	59
341356848, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	139	130	136
341359604, 35.99%, 08/19/2026 (b)(c)	Uplift	8/29/2025	275	277	272
341360117, 0.00%, 02/19/2027 (b)(c)	Uplift	8/29/2025	835	780	780
341364955, 35.99%, 02/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	106	109	12
341365439, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	195	195	194
341366393, 29.99%, 02/19/2026 (b)(c)(e)	Uplift	8/29/2025	25	26	25
341367214, 35.99%, 02/19/2027 (b)(c)	Uplift	8/29/2025	510	517	504
341368049, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	152	152	150
341368558, 35.99%, 05/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	315	324	37
341369015, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	127	118	124
341369070, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	96	89	94
341371022, 19.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	57	59	57
341371180, 35.99%, 02/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	74	76	9
341372458, 19.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	110	113	109
341373951, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	104	96	101
341374393, 35.99%, 05/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	152	156	24
341374821, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	129	120	126
341375892, 21.99%, 08/27/2027 (b)(c)	Uplift	8/29/2025	1,637	1,666	1,620
341378514, 35.99%, 07/19/2026 (b)(c)	Uplift	8/29/2025	180	180	178
341379216, 35.99%, 02/19/2026 (b)(c)(d)(e)	Uplift	8/29/2025	28	29	3
341379672, 0.00%, 07/19/2026 (b)(c)	Uplift	8/29/2025	159	149	156
341382260, 19.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	168	173	167
341382483, 16.99%, 08/19/2026 (b)(c)	Uplift	8/29/2025	2,398	2,408	2,373
341383776, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	153	142	149
341383982, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	1,217	1,149	1,180
341386291, 0.00%, 08/03/2026 (b)(c)	Uplift	8/29/2025	124	123	120
341387358, 23.99%, 07/13/2026 (b)(c)	Uplift	8/29/2025	197	197	195
341387859, 21.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	2,085	2,121	2,059
341389388, 24.99%, 11/20/2025 (b)(c)(e)	Uplift	8/29/2025	5	5	5
341389725, 35.99%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	374	384	131
341389884, 35.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,060	1,075	1,044
341389886, 29.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,479	1,504	1,456
341390307, 35.99%, 08/30/2026 (b)(c)	Uplift	8/29/2025	225	226	222
341390832, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	125	129	124
341391090, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	101	93	98
341391442, 35.99%, 11/20/2025 (b)(c)(e)	Uplift	8/29/2025	13	13	13
341392168, 16.99%, 08/20/2026 (b)(c)	Uplift	8/29/2025	713	716	706
341392395, 19.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	147	151	145
341393092, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	122	125	120
341393181, 35.99%, 11/20/2025 (b)(c)(e)	Uplift	8/29/2025	13	14	13
341393683, 19.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,092	1,106	1,076
341393950, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	191	179	187
341394296, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	171	176	20
341395222, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	222	208	217
341395912, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	150	140	146

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341396184, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	$176	$180	$21
341396912, 35.99%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	976	1,003	114
341397651, 33.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	125	125	124
341399141, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	105	108	104
341401864, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	167	167	166
341402299, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	168	156	164
341402411, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	104	97	102
341402436, 35.99%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	1,133	1,165	132
341408940, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	119	122	118
341409159, 0.00%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	428	398	179
341409602, 23.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,007	1,021	992
341411248, 23.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	121	125	120
341411263, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	60	60	60
341413311, 14.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,548	1,568	1,526
341416625, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	150	150	149
341417139, 35.99%, 05/31/2026 (b)(c)(d)(e)	Uplift	8/29/2025	52	54	12
341420581, 35.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	257	264	30
341426707, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	264	264	261
341436557, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	198	204	196
341438510, 21.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,372	1,396	1,353
341438659, 23.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	302	311	37
341440138, 0.00%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	730	684	335
341440932, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	132	123	129
341442070, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	549	565	96
341444801, 29.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	318	327	25
341446260, 29.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	27	28	3
341447003, 18.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	384	394	71
341448877, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	128	128	127
341449665, 14.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	156	156	155
341452442, 35.99%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	1,294	1,330	151
341453763, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	234	234	231
341454524, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	109	112	108
341455814, 35.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	247	251	243
341456602, 35.99%, 11/20/2025 (b)(c)(e)	Uplift	8/29/2025	14	14	14
341456694, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	153	153	152
341456808, 35.99%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	452	465	100
341457289, 35.99%, 05/20/2026 (b)(c)(e)	Uplift	8/29/2025	16	16	16
341458232, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	304	304	300
341458935, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	141	132	138
341458943, 35.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,527	1,555	1,506
341458961, 19.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	124	124	122
341461708, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	105	108	104
341463365, 0.00%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	160	148	18
341465717, 21.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	2,941	2,979	2,901
341466694, 0.00%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	620	584	72
341467117, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	179	168	175
341468590, 24.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	613	621	603
341470567, 19.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	42	42	42
341472191, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	251	258	248
341474777, 35.99%, 08/20/2026 (b)(c)	Uplift	8/29/2025	1,553	1,597	628
341474962, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	140	144	139
341475134, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	162	151	158
341475686, 21.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	3,097	3,151	3,059
341478668, 29.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	7	7	7
341483656, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	69	70	8
341487062, 21.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	231	238	229

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341487332, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	$132	$123	$129
341488110, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	170	174	168
341488313, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	121	125	120
341489241, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	153	143	149
341490577, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	248	233	242
341490931, 0.00%, 02/20/2027 (b)(c)	Uplift	8/29/2025	893	835	834
341491076, 35.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,361	1,380	1,339
341491104, 0.00%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	233	217	26
341491327, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	128	119	125
341492210, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	347	357	41
341494377, 35.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	65	67	8
341495481, 35.99%, 11/20/2025 (b)(c)(e)	Uplift	8/29/2025	8	8	8
341495745, 35.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,336	1,354	1,315
341497117, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	241	248	239
341497322, 29.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	271	278	268
341498326, 16.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	109	112	27
341499263, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	327	307	320
341499270, 35.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	219	226	54
341499616, 0.00%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	430	400	197
341501397, 0.00%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	424	396	174
341502533, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	272	272	269
341502608, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	119	119	118
341503450, 35.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,126	1,142	1,106
341504376, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	101	93	98
341504634, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	205	210	203
341505148, 35.99%, 05/20/2026 (b)(c)(e)	Uplift	8/29/2025	7	7	7
341509384, 19.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	156	155	154
341511249, 21.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,049	1,067	1,033
341511943, 29.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,906	1,941	1,877
341512160, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	138	129	135
341513169, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	531	531	526
341513485, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	106	106	105
341514866, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	121	125	120
341516304, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	244	244	241
341518064, 19.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	147	151	146
341518921, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	289	271	282
341519188, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	180	168	176
341519369, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	227	234	225
341522436, 35.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	285	293	33
341522496, 0.00%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	640	601	164
341523271, 0.00%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,283	1,203	1,201
341523925, 35.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	433	446	51
341527073, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	140	144	138
341527975, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	417	393	408
341528977, 19.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	151	155	149
341529055, 0.00%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	329	301	36
341530911, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	153	142	149
341532876, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	192	180	188
341532977, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	310	319	307
341533283, 35.99%, 11/20/2025 (b)(c)(e)	Uplift	8/29/2025	11	12	11
341533927, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	190	178	186
341535959, 25.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	3,145	3,187	3,098
341536304, 35.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	2,877	2,930	2,839
341536419, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	206	192	201
341536858, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	126	126	125
341536910, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	203	203	201

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341537264, 35.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	$446	$459	$52
341537979, 21.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,527	1,554	1,508
341539266, 35.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	3,304	3,364	3,246
341539908, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	187	193	185
341540135, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	466	439	456
341540465, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	315	296	308
341542609, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	114	117	13
341543310, 12.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,290	1,312	1,275
341544105, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	149	139	145
341544532, 27.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	116	116	114
341545079, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	167	156	163
341545643, 25.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	2,828	2,877	2,792
341546042, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	271	254	265
341546315, 0.00%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	1,045	983	481
341546407, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	147	137	144
341546537, 18.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	172	172	170
341547653, 29.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,080	1,094	1,063
341549502, 23.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,310	1,327	1,290
341549580, 21.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	775	785	766
341550508, 27.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,749	1,780	1,722
341550810, 29.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	282	290	280
341550988, 35.99%, 05/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	279	287	63
341551161, 19.99%, 02/20/2027 (b)(c)	Uplift	8/29/2025	1,681	1,703	1,657
341551993, 35.99%, 12/20/2026 (b)(c)(d)	Uplift	8/29/2025	1,132	1,164	133
341552007, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	173	173	171
341552245, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	58	60	7
341552434, 14.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	163	168	162
341552577, 0.00%, 07/20/2026 (b)(c)(d)	Uplift	8/29/2025	1,095	1,029	216
341552881, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	122	113	119
341553104, 29.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,329	1,353	1,313
341553305, 0.00%, 07/29/2026 (b)(c)	Uplift	8/29/2025	800	754	775
341553754, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	127	127	126
341554496, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	66	68	8
341554536, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	152	142	149
341555147, 24.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	140	140	138
341555189, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	275	258	269
341555279, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	139	129	136
341557011, 35.99%, 07/28/2026 (b)(c)	Uplift	8/29/2025	76	76	75
341557720, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	260	244	254
341557979, 0.00%, 07/20/2026 (b)(c)	Uplift	8/29/2025	120	111	117
341558632, 35.99%, 11/20/2025 (b)(c)(d)(e)	Uplift	8/29/2025	25	26	3
341563774, 16.99%, 08/20/2027 (b)(c)	Uplift	8/29/2025	1,528	1,554	1,504
341563829, 21.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	125	128	123
341564305, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	168	173	166
341564942, 35.99%, 07/20/2026 (b)(c)	Uplift	8/29/2025	119	123	118
341565465, 35.99%, 02/20/2026 (b)(c)(d)(e)	Uplift	8/29/2025	26	27	3
341567450, 29.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	1,148	1,180	137
341567451, 19.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	125	128	124
341567712, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,101	1,117	1,083
341568510, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	661	669	652
341568618, 25.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	36	37	36
341568887, 21.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	133	137	132
341570511, 35.99%, 05/21/2026 (b)(c)(e)	Uplift	8/29/2025	15	15	15
341571244, 21.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	121	124	120
341571289, 29.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	429	441	425
341571417, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	21	21	20

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341571864, 35.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	$1,730	$1,762	$1,707
341572987, 21.99%, 02/15/2027 (b)(c)	Uplift	8/29/2025	741	751	730
341573360, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	199	199	196
341573926, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	105	108	24
341574220, 35.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	1,036	1,065	437
341574516, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	391	368	382
341574681, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	265	272	262
341575724, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	233	218	228
341575950, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	154	158	153
341576702, 12.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	122	122	121
341576710, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	165	170	163
341576726, 35.99%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	133	133	16
341576727, 16.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	145	149	144
341577080, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	130	130	129
341578226, 19.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	227	233	225
341579314, 19.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	113	116	112
341580081, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	798	809	786
341580534, 21.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	230	230	228
341580535, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	169	173	167
341580716, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	157	162	156
341581141, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	54	55	53
341581191, 16.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	945	957	931
341582138, 35.99%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	306	314	36
341582260, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	388	388	384
341582420, 24.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	58	59	14
341583287, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	354	354	350
341583352, 18.99%, 05/21/2026 (b)(c)(e)	Uplift	8/29/2025	12	12	12
341583364, 23.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	44	46	44
341584412, 21.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	168	172	166
341584418, 29.99%, 11/21/2025 (b)(c)(e)	Uplift	8/29/2025	8	8	8
341586082, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	226	211	221
341586105, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	578	545	566
341586174, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	327	327	324
341586339, 0.00%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	2,724	2,567	334
341586525, 35.99%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	133	136	16
341586882, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	50	51	12
341587158, 21.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	160	164	158
341587223, 12.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,502	1,522	1,482
341587819, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	416	416	413
341587897, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,830	1,855	1,801
341588767, 0.00%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,592	1,496	1,494
341588875, 35.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	1,424	1,451	1,402
341589272, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	196	196	195
341590167, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	117	120	116
341590821, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	314	323	37
341591437, 21.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	2,632	2,678	2,600
341591928, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	108	111	14
341591968, 25.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	454	467	450
341592113, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	107	110	106
341592319, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	148	152	17
341593617, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	89	92	11
341594527, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	888	900	874
341595309, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	361	361	356
341596456, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	372	350	364
341598231, 18.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,719	1,741	1,694
341599344, 29.99%, 02/21/2026 (b)(c)(e)	Uplift	8/29/2025	6	6	5

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341600867, 29.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	$123	$123	$122
341601957, 33.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	181	186	52
341602265, 33.99%, 08/21/2026 (b)(c)	Uplift	8/29/2025	1,851	1,859	1,831
341602992, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	161	151	158
341603103, 35.99%, 11/21/2025 (b)(c)(e)	Uplift	8/29/2025	5	6	5
341603611, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	2,069	2,098	2,037
341604843, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	46	48	6
341621972, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,582	1,604	1,558
341648937, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	158	158	156
341660575, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	254	261	252
341663834, 21.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	1,566	1,593	1,547
341665065, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	125	125	123
341666823, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	152	152	151
341668344, 0.00%, 02/26/2027 (b)(c)	Uplift	8/29/2025	968	905	906
341671308, 29.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	46	46	45
341679031, 0.00%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,590	1,494	1,492
341681332, 16.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	120	124	119
341682851, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	35	35	35
341688465, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	198	185	193
341694322, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	213	200	209
341706691, 29.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	2,974	3,014	2,927
341710125, 21.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	1,880	1,913	1,855
341715482, 18.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	1,972	2,006	1,944
341715693, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	921	934	907
341717686, 35.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	2,794	2,842	2,746
341719068, 35.99%, 05/21/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
341720029, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	305	314	36
341721241, 35.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	549	564	247
341721571, 12.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	235	235	234
341722601, 35.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	638	656	131
341722752, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	124	127	122
341727109, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	114	117	113
341727200, 19.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,244	1,260	1,226
341728561, 19.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	196	196	194
341731373, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	190	177	185
341731852, 35.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	1,559	1,588	1,539
341737698, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	110	102	108
341741452, 0.00%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,818	1,710	1,705
341742676, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	267	271	263
341745405, 12.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	127	130	126
341745631, 29.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	125	128	124
341747361, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	291	273	285
341753589, 29.99%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	25	25	3
341754808, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	184	189	182
341760802, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	190	177	185
341763216, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	249	231	104
341764903, 35.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	817	840	95
341765601, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	220	220	218
341767303, 35.99%, 05/31/2026 (b)(c)(e)	Uplift	8/29/2025	8	8	8
341768560, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	158	163	157
341769959, 33.99%, 02/13/2027 (b)(c)	Uplift	8/29/2025	2,128	2,156	2,086
341770363, 18.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	553	568	548
341774947, 19.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	161	165	159
341776762, 35.99%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	62	63	7
341777016, 33.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	190	195	188
341779888, 29.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	228	228	226

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341786469, 33.99%, 08/21/2026 (b)(c)	Uplift	8/29/2025	$287	$288	$284
341788489, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	229	235	227
341789788, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	181	169	177
341790333, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	117	117	116
341791764, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	139	142	137
341791853, 29.99%, 02/28/2027 (b)(c)	Uplift	8/29/2025	1,583	1,604	1,559
341792282, 0.00%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	504	466	106
341794384, 0.00%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	1,412	1,320	171
341801323, 0.00%, 12/21/2026 (b)(c)	Uplift	8/29/2025	816	779	777
341804297, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	258	242	252
341805268, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	105	97	103
341805756, 16.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,584	1,604	1,561
341806443, 0.00%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	318	290	35
341810743, 0.00%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,125	1,054	1,054
341825819, 33.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	361	361	357
341828773, 35.99%, 12/21/2026 (b)(c)	Uplift	8/29/2025	1,118	1,131	1,102
341830566, 0.00%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,015	950	950
341830898, 0.00%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	777	723	166
341831848, 35.99%, 11/21/2025 (b)(c)(d)(e)	Uplift	8/29/2025	1,049	1,079	125
341833902, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	116	107	113
341834540, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	156	146	153
341834907, 35.99%, 11/21/2025 (b)(c)(d)(e)	Uplift	8/29/2025	25	26	3
341836954, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	3,856	3,910	3,796
341837771, 16.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	101	104	25
341838921, 23.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	837	848	825
341842937, 12.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	108	111	107
341843408, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	137	127	134
341845541, 35.99%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	42	43	5
341845784, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	127	118	124
341845788, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	166	170	164
341846959, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	146	136	142
341849235, 35.99%, 11/21/2025 (b)(c)(d)(e)	Uplift	8/29/2025	41	42	5
341854867, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	466	437	456
341855814, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	116	119	15
341862392, 16.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	2,800	2,836	2,760
341868293, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	182	170	178
341869938, 29.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	115	115	114
341872232, 29.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	3,939	4,008	3,878
341872758, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	138	142	27
341874695, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	147	151	146
341875238, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	131	121	127
341876249, 19.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	765	786	758
341880631, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	109	101	107
341882049, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	204	191	200
341883067, 23.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	202	202	200
341885417, 35.99%, 11/21/2025 (b)(c)(e)	Uplift	8/29/2025	12	13	12
341885422, 12.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	156	160	155
341885511, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	225	231	51
341888422, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	162	152	159
341890786, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	130	133	129
341899387, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	240	240	238
341900248, 35.99%, 02/21/2027 (b)(c)	Uplift	8/29/2025	629	637	618
341901015, 0.00%, 02/21/2027 (b)(c)	Uplift	8/29/2025	1,519	1,427	1,425
341901538, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	158	162	6
341906923, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	134	134	133
341909273, 35.99%, 08/31/2027 (b)(c)	Uplift	8/29/2025	2,548	2,593	2,507

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341910733, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	$155	$155	$154
341912219, 35.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	447	459	149
341919915, 0.00%, 02/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	535	495	60
341920557, 35.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	305	313	119
341922431, 33.99%, 07/21/2026 (b)(c)(d)	Uplift	8/29/2025	896	921	105
341932255, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	170	158	166
341933615, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	273	249	265
341933778, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	167	172	6
341934553, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	209	215	207
341934948, 35.99%, 07/21/2026 (b)(c)	Uplift	8/29/2025	119	119	118
341935342, 29.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	716	729	705
341936420, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	231	216	226
341937747, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	210	196	205
341939065, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	303	285	297
341940716, 33.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	4,317	4,396	4,262
341942900, 29.99%, 08/21/2027 (b)(c)	Uplift	8/29/2025	1,589	1,618	1,567
341946779, 0.00%, 07/21/2026 (b)(c)	Uplift	8/29/2025	204	191	200
341949540, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	175	163	171
341952328, 35.99%, 05/21/2026 (b)(c)(d)(e)	Uplift	8/29/2025	106	109	21
341953446, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	664	664	659
341955444, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	2,496	2,351	2,344
341956772, 0.00%, 07/22/2026 (b)(c)(d)	Uplift	8/29/2025	382	355	46
341957618, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	129	120	126
341957681, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	246	231	241
341958117, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	280	263	274
341958369, 19.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	73	76	73
341959343, 0.00%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	174	165	20
341961379, 29.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	281	281	278
341962164, 29.99%, 02/22/2027 (b)(c)(d)	Uplift	8/29/2025	1,353	1,391	287
341963007, 12.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	159	163	158
341965062, 23.99%, 08/22/2026 (b)(c)	Uplift	8/29/2025	333	334	329
341966691, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	140	130	137
341967197, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	209	215	207
341967544, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	490	490	485
341969214, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,135	1,167	1,116
341969308, 35.99%, 08/22/2027 (b)(c)	Uplift	8/29/2025	2,543	2,590	2,510
341969678, 19.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	151	155	149
341970993, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	2,185	2,216	2,152
341971002, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	145	135	142
341971083, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	150	150	148
341971783, 35.99%, 02/22/2026 (b)(c)(e)	Uplift	8/29/2025	7	7	7
341972132, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	116	116	115
341972623, 18.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	111	114	110
341972899, 18.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,899	1,923	1,872
341973269, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	247	232	242
341973482, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	301	301	298
341973494, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	104	104	103
341973506, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	114	105	111
341974081, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	95	98	13
341975172, 29.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,152	1,167	1,135
341975908, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	381	392	44
341975931, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	101	93	98
341976205, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	121	121	120
341976347, 23.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	22	23	22
341976448, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	481	495	477
341976872, 29.99%, 12/22/2026 (b)(c)	Uplift	8/29/2025	1,109	1,121	1,093

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
341977503, 23.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	$116	$119	$115
341977784, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	297	306	42
341977978, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	282	290	280
341978447, 0.00%, 02/28/2026 (b)(c)(d)(e)	Uplift	8/29/2025	350	321	39
341979108, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	355	365	351
341980323, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	78	81	11
341980643, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,313	1,331	1,293
341981141, 35.99%, 02/22/2026 (b)(c)(e)	Uplift	8/29/2025	8	8	8
341983734, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	291	291	288
341984247, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	160	150	157
341994198, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	132	136	131
341995139, 23.99%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	122	125	15
342023067, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	280	263	274
342026767, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	37	38	36
342041471, 23.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	135	139	134
342049178, 24.99%, 08/22/2027 (b)(c)	Uplift	8/29/2025	3,322	3,381	3,275
342052435, 35.99%, 12/31/2026 (b)(c)	Uplift	8/29/2025	685	693	675
342055415, 35.99%, 08/22/2027 (b)(c)	Uplift	8/29/2025	2,038	2,076	2,007
342056704, 21.99%, 02/28/2027 (b)(c)	Uplift	8/29/2025	2,700	2,735	2,667
342064750, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	154	144	151
342065444, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	121	121	120
342071033, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	108	108	107
342072242, 29.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	134	134	133
342073146, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	407	419	47
342079539, 35.99%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	96	99	11
342081951, 29.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,045	1,059	1,029
342084337, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	219	225	10
342085190, 35.99%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	44	46	5
342085353, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	101	104	35
342086138, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	139	129	136
342090478, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,271	1,289	1,252
342090864, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	87	89	86
342091074, 35.99%, 07/30/2026 (b)(c)	Uplift	8/29/2025	258	258	256
342093507, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	114	106	112
342096473, 12.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	471	484	467
342098938, 21.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	221	227	219
342102016, 33.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	958	985	234
342104353, 35.99%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	200	206	23
342110122, 23.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	140	144	139
342110175, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	337	317	329
342110224, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	103	95	100
342110286, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	51	52	8
342113105, 24.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	109	112	108
342114890, 29.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	120	120	119
342114953, 35.99%, 02/22/2027 (b)(c)(d)	Uplift	8/29/2025	507	521	139
342115702, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	131	121	128
342120859, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	284	284	281
342122476, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	118	109	115
342124260, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	101	93	99
342126211, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,247	1,169	1,169
342126242, 33.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	89	89	88
342129273, 29.99%, 07/22/2026 (b)(c)(d)	Uplift	8/29/2025	589	606	229
342129459, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	182	182	180
342130964, 35.99%, 07/22/2026 (b)(c)(d)	Uplift	8/29/2025	1,138	1,170	133
342137979, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	145	135	142
342140851, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,030	964	964

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342142117, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	$478	$478	$474
342142954, 35.99%, 11/22/2025 (b)(c)(d)(e)	Uplift	8/29/2025	30	31	4
342144400, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	343	353	340
342146088, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	135	126	132
342147266, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	180	180	179
342147718, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	2,207	2,238	2,174
342150912, 19.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	136	139	135
342151632, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	104	97	102
342151645, 29.99%, 11/22/2025 (b)(c)(e)	Uplift	8/29/2025	6	6	6
342157450, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	228	228	225
342161298, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	141	145	139
342161639, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	2,539	2,574	2,501
342163278, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	109	113	25
342163960, 35.99%, 11/22/2025 (b)(c)(e)	Uplift	8/29/2025	8	9	8
342164182, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	107	110	106
342166700, 29.99%, 08/22/2027 (b)(c)	Uplift	8/29/2025	2,907	2,960	2,871
342166794, 35.99%, 07/22/2026 (b)(c)(d)	Uplift	8/29/2025	306	314	36
342167410, 0.00%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	121	111	13
342167921, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	290	272	284
342169238, 29.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,727	1,750	1,701
342169408, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	138	129	135
342170714, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	161	165	159
342178209, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	166	171	22
342184504, 35.99%, 07/22/2026 (b)(c)(d)	Uplift	8/29/2025	980	1,008	158
342185581, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	69	69	68
342186018, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	2,378	2,240	2,233
342187719, 19.99%, 08/22/2027 (b)(c)	Uplift	8/29/2025	3,262	3,319	3,224
342189799, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	50	51	49
342192898, 25.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	257	264	255
342192974, 12.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	458	471	455
342193848, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	128	128	127
342193969, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	110	110	109
342194099, 29.99%, 08/22/2027 (b)(c)	Uplift	8/29/2025	3,746	3,813	3,689
342194368, 35.99%, 07/22/2026 (b)(c)(d)	Uplift	8/29/2025	1,450	1,491	135
342197231, 35.99%, 11/22/2025 (b)(c)(d)(e)	Uplift	8/29/2025	89	91	11
342198079, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	122	122	40
342198267, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	870	882	856
342199997, 14.99%, 08/15/2027 (b)(c)	Uplift	8/29/2025	2,113	2,149	2,082
342201037, 23.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	454	466	450
342202662, 21.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	170	170	169
342202741, 35.99%, 06/06/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	1
342207186, 29.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,029	1,043	1,013
342207208, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	75	77	15
342208536, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	130	130	129
342210353, 35.99%, 11/22/2025 (b)(c)(d)(e)	Uplift	8/29/2025	35	36	4
342210933, 33.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	247	247	245
342211156, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	91	84	88
342211932, 33.99%, 08/22/2027 (b)(c)	Uplift	8/29/2025	5,632	5,735	5,560
342213708, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	110	102	108
342225299, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	113	116	112
342228008, 0.00%, 08/06/2026 (b)(c)	Uplift	8/29/2025	272	270	263
342232127, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	110	102	107
342234159, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	3,538	3,338	3,325
342234364, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	182	182	180
342235632, 29.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,829	1,854	1,802
342237118, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	128	128	127

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342238476, 35.99%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	$174	$179	$20
342238862, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	217	203	212
342240468, 35.99%, 02/22/2026 (b)(c)(e)	Uplift	8/29/2025	11	11	11
342243122, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	111	114	110
342244016, 35.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,335	1,353	1,314
342244330, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	847	790	791
342248975, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,249	1,170	1,163
342251058, 16.99%, 02/22/2027 (b)(c)	Uplift	8/29/2025	2,437	2,468	2,403
342251955, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	307	286	297
342252740, 0.00%, 02/22/2027 (b)(c)	Uplift	8/29/2025	1,138	1,066	1,066
342253070, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	377	377	373
342253981, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	300	309	297
342257623, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	164	153	160
342259419, 19.99%, 02/22/2027 (b)(c)(d)	Uplift	8/29/2025	1,524	1,567	472
342260047, 35.99%, 05/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	56	58	14
342263639, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	337	346	334
342263869, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	200	200	198
342264468, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	159	163	157
342264683, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	195	195	193
342271378, 35.99%, 07/22/2026 (b)(c)	Uplift	8/29/2025	178	178	177
342272120, 35.99%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	30	31	4
342272223, 16.99%, 08/22/2026 (b)(c)	Uplift	8/29/2025	243	244	240
342277596, 0.00%, 07/22/2026 (b)(c)	Uplift	8/29/2025	180	169	176
342280246, 29.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	863	878	853
342280294, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	128	119	125
342280384, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	272	279	32
342281117, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	226	212	221
342281323, 24.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	113	116	112
342281842, 35.99%, 02/22/2026 (b)(c)(d)(e)	Uplift	8/29/2025	59	61	7
342282256, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	325	305	318
342282433, 29.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	125	125	124
342282992, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	427	402	418
342283472, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	206	193	202
342285222, 29.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,783	1,808	1,757
342285380, 23.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	882	893	869
342285860, 12.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	417	417	414
342286204, 35.99%, 07/23/2026 (b)(c)(d)	Uplift	8/29/2025	550	566	104
342286335, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	131	135	130
342286958, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	171	160	167
342287154, 12.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	144	144	143
342287510, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	260	267	257
342287592, 33.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	3,139	3,197	3,100
342287621, 29.99%, 11/30/2025 (b)(c)(e)	Uplift	8/29/2025	13	13	13
342287654, 19.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	886	897	873
342287749, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	3,171	2,990	2,982
342289266, 35.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	788	798	776
342289441, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	151	141	148
342290158, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	245	230	240
342290159, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	124	127	123
342290163, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	105	97	103
342290932, 0.00%, 07/23/2026 (b)(c)(d)	Uplift	8/29/2025	218	202	26
342291044, 23.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	1,400	1,425	1,384
342292132, 16.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	130	133	129
342293123, 16.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	115	118	114
342293509, 35.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,235	1,251	1,216
342293999, 0.00%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	50	47	6

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342294019, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	$119	$122	$118
342294147, 35.99%, 07/23/2026 (b)(c)(d)	Uplift	8/29/2025	698	717	40
342294178, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	461	474	54
342294520, 29.99%, 11/23/2025 (b)(c)(e)	Uplift	8/29/2025	9	9	9
342294627, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	92	92	91
342294793, 16.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,000	1,013	986
342295311, 29.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	248	255	247
342295354, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	178	166	174
342295687, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	180	185	179
342296248, 33.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,428	1,448	1,407
342296829, 16.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	39	40	38
342297745, 35.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	1,649	1,679	1,624
342297919, 0.00%, 08/23/2026 (b)(c)	Uplift	8/29/2025	523	521	511
342298369, 35.99%, 11/23/2025 (b)(c)(d)(e)	Uplift	8/29/2025	415	427	50
342299097, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	130	134	129
342299757, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	179	167	175
342300699, 19.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	818	828	806
342301087, 29.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	171	176	48
342303741, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	385	395	45
342305238, 33.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	306	315	36
342349702, 19.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,189	2,227	2,162
342389086, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	162	151	158
342395509, 19.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	3,718	3,766	3,658
342399802, 35.99%, 11/23/2025 (b)(c)(e)	Uplift	8/29/2025	10	10	10
342413196, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	118	121	14
342414199, 21.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	176	181	175
342417982, 24.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	133	136	132
342419653, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	154	144	151
342430138, 35.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	2,251	2,282	2,215
342432612, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	255	237	249
342436546, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	160	149	157
342438340, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	94	88	92
342441791, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	55	51	54
342444712, 18.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	1,555	1,582	1,537
342445934, 35.99%, 07/23/2026 (b)(c)(d)	Uplift	8/29/2025	219	225	52
342446099, 35.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,247	2,287	2,213
342447091, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	175	163	171
342447101, 29.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	860	872	848
342447324, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	260	260	257
342447433, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,541	1,448	1,446
342448854, 18.99%, 02/28/2027 (b)(c)	Uplift	8/29/2025	3,601	3,648	3,545
342452234, 29.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,380	2,423	2,344
342454008, 0.00%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	1,206	1,130	139
342456852, 35.99%, 02/23/2027 (b)(c)(d)	Uplift	8/29/2025	2,500	2,570	292
342457212, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	179	167	175
342459319, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	144	134	141
342460945, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	908	848	850
342461362, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,198	1,123	1,123
342462977, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	235	220	230
342465118, 24.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	105	105	104
342466758, 0.00%, 02/28/2026 (b)(c)(d)(e)	Uplift	8/29/2025	417	399	50
342471914, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	57	58	11
342473314, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	221	207	216
342475548, 23.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	408	408	404
342476490, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	188	193	22
342476895, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	597	561	579

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342477830, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	$152	$142	$149
342478376, 35.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	3,331	3,391	3,272
342479213, 35.99%, 08/23/2027 (b)(c)(d)	Uplift	8/29/2025	1,948	2,002	228
342480060, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	106	99	103
342483588, 35.99%, 07/23/2026 (b)(c)(d)	Uplift	8/29/2025	109	112	13
342486722, 0.00%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	703	657	81
342486764, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	174	163	170
342488516, 33.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,025	1,039	1,008
342493155, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	62	62	62
342494234, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	51	51	51
342499586, 23.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	109	109	108
342502628, 29.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	119	123	118
342503163, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	381	350	370
342503501, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	172	172	171
342505319, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	206	212	204
342506317, 19.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	178	183	176
342511987, 35.99%, 08/07/2026 (b)(c)(d)	Uplift	8/29/2025	1,010	1,038	119
342512243, 35.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	4,394	4,453	4,325
342512425, 35.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,001	2,038	1,975
342512709, 23.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	41	42	41
342514389, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	314	314	311
342515197, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	142	132	138
342516048, 35.99%, 05/23/2026 (b)(c)(e)	Uplift	8/29/2025	26	26	26
342518379, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	418	429	49
342518499, 19.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	147	151	146
342520536, 12.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	130	133	129
342524783, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	249	233	243
342527019, 35.99%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	184	188	21
342527725, 0.00%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	2,218	2,090	257
342527852, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	171	160	167
342529373, 33.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,653	1,676	1,629
342532836, 35.99%, 02/23/2026 (b)(c)(e)	Uplift	8/29/2025	7	7	7
342532928, 12.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	2,134	2,161	2,105
342533618, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	121	125	120
342534196, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	136	140	16
342534361, 29.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	247	254	245
342535441, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	116	108	113
342536105, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	202	208	201
342537967, 21.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	3,822	3,888	3,761
342538848, 12.99%, 08/23/2026 (b)(c)	Uplift	8/29/2025	368	370	365
342539001, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	103	95	100
342542138, 35.99%, 02/23/2027 (b)(c)(d)	Uplift	8/29/2025	1,182	1,215	225
342548568, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	107	99	104
342548917, 24.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	204	209	202
342549191, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	244	228	238
342552302, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	241	226	236
342556395, 18.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	250	257	248
342556850, 35.99%, 07/23/2026 (b)(c)(d)	Uplift	8/29/2025	380	390	120
342557602, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	859	801	802
342557735, 35.99%, 02/23/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
342561080, 0.00%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	322	299	82
342564884, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	111	103	108
342565055, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	854	797	799
342565682, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	146	150	17
342567101, 33.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	277	285	33
342568161, 35.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	1,925	1,960	1,900

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342571175, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	$50	$51	$12
342573181, 35.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,203	1,220	1,186
342574560, 29.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	121	124	120
342575089, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	132	136	131
342580150, 23.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	158	158	156
342580575, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	117	109	114
342581251, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	533	533	527
342581752, 18.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	481	487	476
342585123, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	317	297	308
342588455, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	897	838	838
342590454, 33.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	1,403	1,428	1,383
342590595, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	161	150	157
342590851, 35.99%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	30	31	4
342592179, 27.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	852	863	841
342592317, 12.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,334	1,351	1,319
342593705, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	94	88	92
342594939, 21.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	3,171	3,213	3,126
342595375, 35.99%, 02/23/2026 (b)(c)(e)	Uplift	8/29/2025	9	9	9
342595783, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	762	711	716
342596148, 14.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,275	2,314	2,250
342597182, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	158	147	154
342597256, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	443	455	439
342602842, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	55	57	11
342604630, 16.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	135	135	133
342604631, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	91	93	12
342606161, 23.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	169	169	168
342610311, 35.99%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	92	94	11
342613435, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,224	1,147	1,147
342615110, 35.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,393	2,436	2,362
342615711, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	112	112	111
342617102, 29.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	175	175	173
342619039, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	306	287	299
342620433, 21.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,269	2,333	2,234
342621524, 0.00%, 02/23/2027 (b)(c)	Uplift	8/29/2025	503	472	487
342621744, 27.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	3,692	3,741	3,638
342624484, 16.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	150	150	149
342628175, 35.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	133	133	132
342628584, 0.00%, 07/23/2026 (b)(c)	Uplift	8/29/2025	193	180	188
342631145, 21.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	2,420	2,463	2,392
342631354, 24.99%, 02/23/2027 (b)(c)	Uplift	8/29/2025	1,132	1,148	1,116
342632092, 35.99%, 08/23/2027 (b)(c)	Uplift	8/29/2025	1,354	1,379	1,334
342636061, 29.99%, 07/23/2026 (b)(c)	Uplift	8/29/2025	183	183	181
342637000, 35.99%, 02/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	91	93	11
342637672, 35.99%, 05/23/2026 (b)(c)(d)(e)	Uplift	8/29/2025	65	67	16
342641782, 35.99%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	137	141	16
342642229, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	111	102	108
342642331, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	126	130	125
342642610, 35.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,605	1,628	1,582
342643300, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	343	323	336
342644111, 35.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	228	232	225
342644315, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	247	253	29
342644487, 19.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	53	55	53
342644661, 21.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	613	623	607
342644673, 35.99%, 07/24/2026 (b)(c)(d)	Uplift	8/29/2025	277	285	104
342644682, 21.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	542	552	536
342644851, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	307	286	296

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342645379, 35.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	$1,074	$1,089	$1,055
342645450, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	334	334	330
342646067, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	861	885	100
342646270, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	374	374	370
342647617, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	274	274	272
342647764, 23.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,548	1,572	1,530
342648018, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	121	114	118
342648103, 35.99%, 07/28/2026 (b)(c)	Uplift	8/29/2025	217	217	216
342648622, 14.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,372	1,389	1,354
342648975, 12.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	137	140	136
342649406, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	325	303	314
342649935, 16.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	286	290	284
342650095, 27.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,607	1,636	1,588
342650453, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	3,726	3,795	3,680
342651017, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,150	1,171	1,133
342652358, 33.99%, 02/24/2026 (b)(c)(e)	Uplift	8/29/2025	8	8	8
342652822, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	879	879	868
342652917, 35.99%, 11/24/2025 (b)(c)(e)	Uplift	8/29/2025	5	6	5
342652946, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	132	122	128
342652950, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	124	127	123
342653250, 18.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	5,248	5,339	5,173
342653546, 35.99%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	82	84	10
342653668, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	240	246	238
342653698, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,975	2,012	1,950
342653996, 35.99%, 03/01/2026 (b)(c)(e)	Uplift	8/29/2025	8	8	8
342654305, 35.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,711	1,735	1,686
342654504, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	43	44	6
342654525, 18.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	4,481	4,555	4,419
342654638, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	170	175	169
342654666, 33.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,214	1,231	1,196
342657368, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	366	376	362
342657712, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,795	1,826	1,764
342658251, 35.99%, 06/01/2026 (b)(c)(d)(e)	Uplift	8/29/2025	239	245	28
342659099, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	532	542	525
342660648, 12.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,391	2,431	2,365
342660724, 35.99%, 07/24/2026 (b)(c)(d)	Uplift	8/29/2025	1,875	1,928	607
342660919, 35.99%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	413	425	48
342661714, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	34	35	34
342663810, 23.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	2,962	3,001	2,920
342664669, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	128	120	125
342672321, 35.99%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	169	174	20
342681633, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	448	448	443
342702571, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	147	137	144
342713571, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	251	236	246
342717165, 24.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	100	100	99
342717886, 33.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,248	2,289	2,220
342718910, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	214	214	212
342723888, 0.00%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	948	880	112
342734427, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	139	142	137
342734748, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	210	216	208
342735556, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	75	75	74
342739658, 29.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,831	1,863	1,806
342740785, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,336	1,361	1,320
342743528, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,476	2,520	2,438
342743814, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	153	143	150
342746702, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	221	206	216

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342748858, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	$147	$137	$144
342750207, 12.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	148	152	147
342750540, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	115	106	112
342750648, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	552	568	548
342751276, 16.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,968	3,020	2,928
342753154, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	175	163	171
342754209, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	104	96	101
342754342, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	189	194	7
342754820, 0.00%, 02/28/2026 (b)(c)(d)(e)	Uplift	8/29/2025	489	451	55
342755084, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	134	125	131
342756013, 23.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,069	1,083	1,053
342757148, 21.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	957	969	947
342757379, 35.99%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	452	464	53
342757735, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	96	99	13
342758834, 16.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	2,245	2,275	2,215
342759152, 19.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	149	153	148
342764586, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	177	182	176
342764856, 29.99%, 08/24/2027 (b)(c)(d)	Uplift	8/29/2025	1,575	1,619	583
342766991, 0.00%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,967	1,850	1,847
342768146, 33.99%, 08/24/2027 (b)(c)(d)	Uplift	8/29/2025	2,109	2,147	1,260
342769449, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	69	71	68
342772221, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	175	163	170
342772243, 35.99%, 02/24/2026 (b)(c)(e)	Uplift	8/29/2025	6	6	6
342772481, 35.99%, 11/24/2025 (b)(c)(e)	Uplift	8/29/2025	6	6	6
342773044, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	136	127	133
342773947, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,256	2,298	2,222
342774341, 35.99%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	28	28	3
342777532, 23.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	269	276	267
342779009, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	284	284	281
342781186, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	129	132	16
342782795, 0.00%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,175	1,101	1,101
342785081, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	224	210	219
342785229, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	139	143	138
342787823, 23.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,835	1,860	1,806
342790128, 19.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	115	118	114
342790470, 0.00%, 02/24/2027 (b)(c)	Uplift	8/29/2025	733	687	699
342791907, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	167	156	163
342794931, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	160	149	156
342795640, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	298	284	292
342795759, 35.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,273	1,290	1,254
342796334, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	162	162	160
342798964, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	217	203	212
342801881, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	147	151	146
342802027, 23.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	149	149	148
342802799, 23.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	2,739	2,775	2,694
342803199, 23.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	151	156	150
342805520, 0.00%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	53	50	6
342806164, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	389	366	381
342806524, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	965	907	925
342810004, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	199	186	194
342810230, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	466	439	456
342810319, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	138	128	135
342814515, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	102	105	4
342814672, 35.99%, 08/24/2026 (b)(c)	Uplift	8/29/2025	603	606	597
342816182, 0.00%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	335	309	64
342816312, 0.00%, 02/24/2027 (b)(c)	Uplift	8/29/2025	2,381	2,242	2,238

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342819720, 24.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	$181	$186	$180
342820273, 23.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	275	282	273
342821168, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	125	128	124
342824766, 35.99%, 05/24/2026 (b)(c)(e)	Uplift	8/29/2025	143	143	141
342827359, 16.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	344	344	341
342827814, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	172	172	170
342829542, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	201	188	197
342830194, 21.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	4,015	4,068	3,959
342832100, 23.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	884	895	871
342832586, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	107	99	104
342832662, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	93	96	13
342836940, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	44	44	43
342837930, 35.99%, 02/24/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
342838496, 16.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	3,181	3,222	3,140
342838784, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	166	155	162
342839459, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	72	74	9
342841451, 33.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	156	156	154
342841710, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	116	116	115
342844379, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	149	139	145
342844898, 19.99%, 07/24/2026 (b)(c)(d)	Uplift	8/29/2025	745	766	114
342845244, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	37	38	6
342845946, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	479	449	463
342846936, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	169	174	168
342848793, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	742	763	735
342849426, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	204	190	199
342850931, 0.00%, 08/01/2026 (b)(c)	Uplift	8/29/2025	245	243	237
342852351, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	190	195	189
342852911, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	201	187	196
342853080, 19.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,642	2,689	2,611
342853807, 16.99%, 07/30/2026 (b)(c)	Uplift	8/29/2025	120	120	119
342854296, 23.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	140	144	139
342857433, 16.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,191	1,212	1,176
342857654, 18.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,195	2,232	2,169
342858429, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	181	169	177
342860647, 16.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,951	1,976	1,925
342862883, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	158	147	155
342867371, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	310	291	303
342868376, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	305	287	299
342871654, 0.00%, 07/24/2026 (b)(c)(d)	Uplift	8/29/2025	650	604	138
342875180, 35.99%, 05/24/2026 (b)(c)(e)	Uplift	8/29/2025	9	9	9
342875443, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	1,290	1,314	1,274
342875671, 0.00%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	1,676	1,567	192
342881006, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	111	102	108
342882582, 0.00%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,137	1,064	1,064
342884370, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	264	247	258
342886041, 21.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	902	913	893
342886397, 12.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	172	177	171
342890090, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	177	165	172
342891928, 12.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,807	2,855	2,777
342892053, 0.00%, 02/24/2027 (b)(c)	Uplift	8/29/2025	4,151	3,917	3,906
342892189, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	110	110	109
342892771, 23.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	1,041	1,055	1,026
342893227, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	329	307	318
342896681, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	119	119	118
342897211, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	135	139	134

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342897732, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	$128	$132	$127
342898197, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	418	391	404
342898428, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	388	365	379
342898495, 23.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	133	137	53
342899441, 35.99%, 02/24/2027 (b)(c)	Uplift	8/29/2025	418	424	414
342899546, 19.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	129	129	128
342902069, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	211	211	209
342906433, 35.99%, 08/24/2027 (b)(c)	Uplift	8/29/2025	2,337	2,380	2,302
342907786, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	133	133	132
342910620, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	159	148	156
342911534, 12.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	113	116	112
342912181, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	189	194	188
342913124, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	402	414	399
342914104, 35.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	109	109	109
342914237, 35.99%, 05/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	525	540	19
342915762, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	142	132	138
342916405, 12.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	68	68	67
342916774, 0.00%, 07/24/2026 (b)(c)	Uplift	8/29/2025	114	105	111
342917957, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	117	108	114
342918667, 24.99%, 02/24/2026 (b)(c)(d)(e)	Uplift	8/29/2025	431	443	52
342919125, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	94	94	93
342919303, 0.00%, 07/24/2026 (b)(c)(d)	Uplift	8/29/2025	740	693	311
342919316, 29.99%, 07/24/2026 (b)(c)	Uplift	8/29/2025	106	106	106
342920437, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	194	181	189
342921997, 12.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	1,961	1,995	1,941
342922068, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	131	134	130
342922223, 19.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	30	31	30
342922424, 18.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	1,453	1,478	1,431
342922458, 35.99%, 11/25/2025 (b)(c)(d)(e)	Uplift	8/29/2025	555	570	66
342922465, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	191	191	190
342923201, 14.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	51	53	51
342923510, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	179	167	175
342923692, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	146	150	145
342923759, 24.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,115	1,130	1,099
342924157, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	260	260	258
342924768, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	307	316	48
342924820, 35.99%, 05/30/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
342924870, 23.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	131	134	30
342924897, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	159	164	158
342925204, 0.00%, 08/09/2026 (b)(c)	Uplift	8/29/2025	300	298	291
342925666, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	192	192	191
342925935, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	273	255	264
342926175, 35.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	2,064	2,102	2,035
342926227, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	325	326	322
342926836, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	146	136	143
342927141, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	2,746	2,784	2,698
342927368, 21.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	1,651	1,680	1,633
342928662, 29.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	3,057	3,111	3,020
342929133, 35.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	1,844	1,877	1,813
342929536, 19.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	68	70	16
342929550, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	230	230	228
342929627, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	122	122	121
342930884, 0.00%, 08/25/2026 (b)(c)	Uplift	8/29/2025	477	475	467
342931137, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	138	141	137
342931219, 12.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	947	959	935

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342932255, 14.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	$706	$726	$322
342932392, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	120	112	117
342932906, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	190	190	189
342933762, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	177	177	175
342934179, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	156	160	154
342934186, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	158	148	155
342934926, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	112	104	109
342935034, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	142	145	140
342935140, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	101	101	100
342935156, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	149	149	148
342935159, 14.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	24	24	24
342935161, 18.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	2,840	2,889	2,808
342935713, 29.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,141	1,157	1,124
342935924, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	159	159	158
342936274, 19.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	2,057	2,085	2,030
342936386, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	80	74	78
342937152, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	241	247	239
342937377, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	118	109	115
342937582, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	120	120	120
342937779, 21.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	1,914	1,947	1,887
342938349, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	534	549	62
342938383, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	112	115	111
342939484, 27.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,260	1,277	1,243
342939860, 25.99%, 02/28/2027 (b)(c)	Uplift	8/29/2025	1,232	1,248	1,215
342941398, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	165	169	163
342941907, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	148	152	147
342943582, 29.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	979	992	965
342944072, 33.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	329	338	327
342944508, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	30	31	4
342945125, 27.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	2,656	2,692	2,619
342946285, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	25	25	24
342946315, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	226	212	221
342947087, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,191	1,208	1,174
342947796, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	138	141	137
342950689, 19.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	57	58	14
342960912, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	95	97	13
342967484, 29.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	86	89	10
342968005, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	182	187	40
342970061, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	610	627	604
342970092, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	117	109	115
342971208, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	214	200	209
342976080, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	535	504	523
342976142, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	121	121	120
342976791, 16.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	692	701	683
342977542, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	114	114	113
342978318, 35.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	106	109	12
342978443, 35.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	2,473	2,519	2,443
342978739, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	163	167	161
342980099, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	988	924	925
342980362, 27.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	185	191	184
342980647, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	111	102	108
342981685, 24.99%, 08/29/2027 (b)(c)	Uplift	8/29/2025	7,411	7,543	7,322
342982008, 35.99%, 11/25/2025 (b)(c)(e)	Uplift	8/29/2025	6	6	6
342982829, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,049	1,064	1,031
342983501, 35.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	2,093	2,132	2,062

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
342983555, 19.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	$51	$52	$50
342983563, 29.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	1,150	1,170	1,133
342985175, 33.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	959	973	945
342985332, 35.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	47	48	5
342985959, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	276	276	274
342987016, 18.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	280	288	278
342987965, 33.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	125	125	124
342989547, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	130	134	129
342990520, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	2,542	2,578	2,505
342993304, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	71	71	70
342997224, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	130	134	129
343003015, 14.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	3,307	3,364	3,272
343003705, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	306	287	299
343006616, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	108	99	105
343007342, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	110	113	110
343011805, 14.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	491	504	487
343014904, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	304	304	301
343015491, 35.99%, 02/25/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
343016270, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	161	166	160
343017509, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	262	246	256
343017577, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	593	610	589
343017675, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	451	463	177
343018376, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	165	154	161
343019046, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	152	152	151
343019840, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,124	1,139	1,104
343020880, 16.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	946	959	934
343024226, 35.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	556	572	65
343024731, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	162	166	161
343024969, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	137	137	136
343026277, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	388	399	384
343026316, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	804	750	751
343027224, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	195	201	42
343029343, 27.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,372	1,390	1,353
343029400, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	442	455	439
343032511, 35.99%, 08/25/2027 (b)(c)(d)	Uplift	8/29/2025	1,716	1,764	116
343032680, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	610	627	213
343033002, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	182	170	178
343034204, 35.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	35	36	4
343036675, 21.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	157	157	156
343036709, 16.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	134	137	133
343037692, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	432	432	428
343040455, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	279	287	32
343041744, 35.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	57	58	7
343042657, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	151	141	148
343043431, 19.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	27	28	27
343046089, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	230	215	224
343047420, 18.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	123	127	123
343048947, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,395	1,308	1,307
343049217, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	164	153	160
343049301, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	109	109	108
343049957, 21.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	3,132	3,187	3,097
343050320, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	181	181	180
343050366, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	119	111	116
343051148, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	242	227	237
343051158, 16.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	317	322	313

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
343053932, 0.00%, 08/01/2026 (b)(c)	Uplift	8/29/2025	$234	$233	$227
343054160, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	2,182	2,212	2,159
343054256, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	697	705	687
343054423, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	258	266	257
343054626, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	128	119	125
343054637, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	164	152	160
343054845, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	117	120	116
343055353, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	791	813	80
343055475, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	1,041	1,070	191
343056198, 16.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	130	133	129
343057935, 24.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	329	329	326
343058509, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	409	382	395
343059766, 21.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	110	113	109
343060982, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	103	95	101
343061814, 23.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,316	1,333	1,298
343062432, 23.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	35	36	4
343063531, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	322	303	315
343064747, 12.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	493	500	489
343065134, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	1,067	1,008	1,045
343065186, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	2,092	1,968	1,963
343065931, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	284	266	277
343066491, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,050	1,064	1,041
343066873, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	225	231	49
343067047, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	123	127	123
343067092, 19.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,095	1,109	1,080
343068680, 19.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	310	319	308
343069399, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	109	112	109
343069810, 16.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	467	476	462
343070128, 29.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	142	144	141
343070606, 19.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	161	165	160
343071696, 35.99%, 03/09/2026 (b)(c)(e)	Uplift	8/29/2025	22	22	21
343073045, 0.00%, 07/31/2026 (b)(c)	Uplift	8/29/2025	205	204	197
343073909, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,239	1,161	1,160
343074332, 0.00%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	78	74	9
343074620, 35.99%, 05/25/2026 (b)(c)(e)	Uplift	8/29/2025	28	28	28
343075285, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	264	264	262
343075354, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,021	955	956
343077541, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	118	121	117
343078197, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	706	716	696
343079288, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	168	156	164
343080384, 33.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	878	903	870
343084230, 23.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	332	336	327
343084524, 29.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	3,547	3,611	3,505
343084671, 0.00%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	75	71	9
343085302, 29.99%, 08/09/2026 (b)(c)	Uplift	8/29/2025	299	300	294
343085950, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	104	96	101
343086290, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	133	124	130
343087492, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,363	1,382	1,343
343089497, 33.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	790	812	93
343089641, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	1,584	1,629	184
343093962, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	148	148	147
343095275, 35.99%, 11/25/2025 (b)(c)(e)	Uplift	8/29/2025	7	7	7
343095647, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	109	101	106
343095843, 0.00%, 09/09/2026 (b)(c)	Uplift	8/29/2025	352	339	344
343096109, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	126	129	125
343096572, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	269	277	31

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
343098746, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	$204	$204	$202
343104919, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	125	116	122
343105805, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	205	196	201
343107199, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	58	60	13
343107726, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	876	889	864
343108026, 35.99%, 11/25/2025 (b)(c)(d)(e)	Uplift	8/29/2025	932	959	110
343111803, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	341	351	339
343113982, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	218	218	216
343115173, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	167	167	166
343115307, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	221	207	216
343116324, 0.00%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	2,964	2,790	363
343116688, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	137	128	134
343119395, 33.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	210	209	208
343123509, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	415	391	406
343124084, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	148	152	17
343124340, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	140	130	136
343124628, 29.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	2,102	2,140	2,077
343124761, 29.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,604	1,625	1,582
343125093, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	124	124	124
343126489, 35.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	213	219	25
343127333, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	126	129	28
343127484, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	794	816	257
343127570, 0.00%, 05/25/2026 (b)(c)(e)	Uplift	8/29/2025	10	9	10
343128930, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	357	336	349
343130540, 35.99%, 05/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	513	528	60
343137691, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,365	1,281	1,280
343138944, 12.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	138	141	137
343139267, 0.00%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,135	1,063	1,063
343139530, 33.99%, 02/25/2026 (b)(c)(d)(e)	Uplift	8/29/2025	263	270	31
343140246, 16.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	122	126	122
343140845, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	314	295	308
343143584, 35.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	487	494	480
343145400, 14.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	436	442	432
343149831, 23.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	130	134	129
343151509, 16.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	1,931	1,956	1,906
343153197, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	132	123	129
343153617, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	123	114	120
343153846, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	136	136	135
343154015, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	305	287	299
343154886, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	134	125	131
343157336, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	236	221	231
343163161, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	123	114	120
343163438, 12.99%, 02/25/2027 (b)(c)	Uplift	8/29/2025	2,634	2,667	2,599
343163508, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	505	473	488
343163642, 27.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	358	358	354
343164185, 35.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	450	459	446
343164290, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	324	304	317
343164576, 0.00%, 07/25/2026 (b)(c)	Uplift	8/29/2025	108	100	106
343168440, 29.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	114	114	113
343168517, 14.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	255	262	253
343168819, 19.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	218	218	216
343169600, 35.99%, 07/25/2026 (b)(c)(d)	Uplift	8/29/2025	181	186	77
343171209, 35.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	2,183	2,222	2,150
343172649, 35.99%, 08/25/2027 (b)(c)	Uplift	8/29/2025	2,080	2,119	2,054
343174251, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	6,625	6,748	6,545
343174322, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	4,886	4,971	4,813

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
343174554, 35.99%, 07/25/2026 (b)(c)	Uplift	8/29/2025	$246	$246	$244
343175027, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	184	189	182
343175240, 23.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	207	213	205
343175992, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	45	46	9
343176000, 0.00%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,365	1,280	1,280
343177420, 18.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	262	262	260
343178717, 0.00%, 07/30/2026 (b)(c)	Uplift	8/29/2025	320	300	309
343178741, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	158	147	154
343179038, 33.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,064	1,078	1,048
343179148, 0.00%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	563	523	67
343179187, 33.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	7,397	7,534	7,308
343179329, 0.00%, 07/26/2026 (b)(c)(d)	Uplift	8/29/2025	515	476	109
343180697, 35.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,683	1,707	1,659
343181108, 35.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	42	43	5
343181345, 23.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	127	131	126
343181658, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	159	148	156
343183057, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	157	146	153
343183367, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	206	212	37
343184032, 35.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
343184135, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	150	154	149
343184236, 0.00%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,202	1,126	1,127
343184503, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	2,857	2,908	2,821
343184894, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	118	121	117
343185219, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	106	106	105
343185324, 29.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	1,914	1,949	1,891
343185765, 35.99%, 11/26/2025 (b)(c)(d)(e)	Uplift	8/29/2025	114	118	13
343185896, 0.00%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	32	30	4
343186464, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	179	167	175
343187242, 23.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	469	482	466
343187275, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	138	138	137
343187481, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	250	234	245
343187610, 21.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	169	171	168
343187622, 24.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,049	1,063	1,035
343187795, 33.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	605	613	598
343187801, 24.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	4,394	4,472	4,344
343188300, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	155	160	154
343188527, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	165	170	19
343188677, 35.99%, 11/26/2025 (b)(c)(e)	Uplift	8/29/2025	15	15	15
343189499, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	247	232	242
343189527, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	74	76	10
343189697, 24.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	257	265	31
343189738, 0.00%, 02/26/2027 (b)(c)	Uplift	8/29/2025	939	877	877
343190329, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	132	132	131
343190351, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	174	179	173
343190409, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	117	117	116
343190607, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	53	55	13
343190759, 23.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	123	126	122
343191253, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	2,130	2,165	2,099
343191577, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	605	622	138
343193726, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	138	128	135
343194026, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	128	132	127
343194765, 27.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	1,655	1,685	1,636
343195595, 19.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,771	1,795	1,748
343195644, 35.99%, 11/26/2025 (b)(c)(e)	Uplift	8/29/2025	16	15	16
343196189, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	144	148	17
343196438, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	286	294	26

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
343196912, 35.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	$11	$11	$11
343197120, 0.00%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,555	1,460	1,458
343197399, 29.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	256	256	253
343197439, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	125	125	124
343197831, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	199	186	194
343197835, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	205	205	203
343197877, 19.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	142	142	141
343198052, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	48	49	10
343200518, 33.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	145	145	144
343200749, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	201	206	199
343200979, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	114	117	113
343201152, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	171	171	169
343201353, 23.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	34	35	4
343201370, 14.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	2,642	2,676	2,606
343202183, 24.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	219	226	23
343203079, 29.99%, 12/28/2026 (b)(c)	Uplift	8/29/2025	1,058	1,071	1,043
343203143, 33.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	130	133	129
343203148, 16.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	39	40	39
343203333, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	46	47	6
343203602, 18.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	1,955	1,989	1,933
343204516, 0.00%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	148	136	17
343204630, 25.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	145	145	144
343205289, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	133	124	130
343206198, 33.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	1,208	1,208	1,200
343207598, 0.00%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	122	111	13
343207625, 14.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	115	118	115
343212566, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	123	123	122
343224063, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	188	175	183
343224339, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	239	223	233
343231480, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	181	168	176
343235056, 29.99%, 12/26/2026 (b)(c)	Uplift	8/29/2025	1,158	1,172	1,143
343252912, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	675	675	667
343254436, 33.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	481	494	477
343257447, 23.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	5,487	5,585	5,425
343266532, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	138	128	135
343269965, 18.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	822	833	811
343272740, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	139	129	136
343273894, 19.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,004	1,018	991
343279726, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	2,132	2,171	2,106
343280246, 24.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	959	972	946
343284205, 35.99%, 03/05/2027 (b)(c)(d)	Uplift	8/29/2025	1,823	1,874	215
343291299, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	107	99	104
343291869, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	213	200	209
343292044, 19.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	131	135	131
343293865, 35.99%, 08/31/2027 (b)(c)(d)	Uplift	8/29/2025	3,699	3,803	272
343293952, 35.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	11	11	11
343300467, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	163	152	160
343302377, 21.99%, 07/26/2026 (b)(c)(d)	Uplift	8/29/2025	1,732	1,781	742
343302887, 19.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	115	118	115
343305321, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	136	136	135
343305949, 27.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,521	1,541	1,499
343309090, 35.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,317	1,334	1,298
343309670, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	107	99	105
343309751, 24.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	8,293	8,441	8,199
343315789, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	27	27	27
343316424, 33.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	124	124	124

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
343316806, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	$139	$129	$136
343319964, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	115	115	115
343320095, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	550	518	538
343325713, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	142	142	141
343326270, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	107	107	106
343328886, 24.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	288	288	285
343329902, 24.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	2,403	2,435	2,370
343332049, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	264	247	258
343336558, 23.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	599	607	591
343339463, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	286	266	276
343339824, 35.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	91	94	11
343340362, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	61	63	7
343340880, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	161	166	160
343341035, 23.99%, 11/26/2025 (b)(c)(e)	Uplift	8/29/2025	11	11	11
343342216, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	134	138	133
343342840, 35.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	46	47	5
343343776, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	164	152	160
343344652, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	151	141	148
343348951, 21.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	26	26	26
343354555, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	32	33	32
343362241, 35.99%, 07/30/2026 (b)(c)	Uplift	8/29/2025	94	94	93
343362867, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	157	146	153
343363455, 35.99%, 11/26/2025 (b)(c)(d)(e)	Uplift	8/29/2025	35	35	4
343363925, 0.00%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,008	943	944
343366044, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	268	268	266
343367916, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	138	138	137
343368107, 29.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	117	120	116
343368324, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	1,321	1,345	1,302
343374031, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	217	203	212
343374464, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	241	241	239
343375243, 35.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,035	1,049	1,020
343377075, 21.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	2,268	2,307	2,242
343377753, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	173	178	20
343382035, 0.00%, 02/26/2027 (b)(c)	Uplift	8/29/2025	440	412	425
343382239, 35.99%, 11/26/2025 (b)(c)(e)	Uplift	8/29/2025	11	11	11
343382432, 21.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	107	107	106
343383055, 23.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	2,322	2,363	2,289
343384582, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	135	125	131
343386927, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	203	187	195
343392223, 24.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	3,980	4,051	3,935
343392564, 18.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	176	180	174
343394032, 29.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	1,361	1,386	1,345
343394806, 35.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	149	153	17
343396912, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	85	79	83
343397187, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	255	239	249
343398150, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	169	158	165
343398192, 24.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	130	134	129
343400925, 23.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	49	50	6
343404689, 35.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	32	33	4
343407061, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	1,724	1,756	1,699
343409646, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	77	80	19
343410238, 18.99%, 12/26/2026 (b)(c)	Uplift	8/29/2025	693	700	684
343410471, 29.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	145	150	144
343410886, 29.99%, 07/30/2026 (b)(c)	Uplift	8/29/2025	130	130	129
343413117, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	211	197	206
343415798, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	391	391	387

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
343417370, 35.99%, 11/26/2025 (b)(c)(e)	Uplift	8/29/2025	$8	$8	$8
343422501, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	108	100	105
343424153, 35.99%, 02/28/2027 (b)(c)	Uplift	8/29/2025	1,332	1,350	1,315
343424349, 19.99%, 12/26/2026 (b)(c)	Uplift	8/29/2025	2,238	2,262	2,210
343424683, 18.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	225	232	224
343428489, 29.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	131	134	130
343430680, 33.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	412	412	408
343432939, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	113	113	113
343432977, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	502	472	491
343437823, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	162	167	161
343438556, 35.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	11	11	11
343441009, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	112	104	110
343442227, 21.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	102	102	102
343451611, 35.99%, 07/26/2026 (b)(c)(d)	Uplift	8/29/2025	1,084	1,114	453
343452084, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	142	135	139
343453328, 35.99%, 08/30/2027 (b)(c)	Uplift	8/29/2025	1,938	1,973	1,905
343457042, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	188	188	187
343461109, 29.99%, 08/30/2027 (b)(c)	Uplift	8/29/2025	2,146	2,185	2,112
343464296, 0.00%, 07/26/2026 (b)(c)	Uplift	8/29/2025	294	276	287
343466992, 33.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	151	155	150
343473663, 12.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	3,678	3,741	3,640
343482073, 19.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	143	147	142
343484613, 35.99%, 11/26/2025 (b)(c)(d)(e)	Uplift	8/29/2025	76	78	9
343489994, 33.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	9	9	9
343490696, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	122	125	121
343495240, 16.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,375	1,393	1,357
343495870, 29.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,629	1,652	1,607
343497141, 35.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
343499850, 35.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,429	1,446	1,404
343503015, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	183	183	182
343503674, 24.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,890	1,915	1,859
343504789, 16.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,199	1,214	1,183
343504801, 29.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	156	160	25
343506892, 19.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	31	31	31
343513436, 29.99%, 02/15/2026 (b)(c)(e)	Uplift	8/29/2025	6	6	6
343514576, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	170	175	20
343519051, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	121	121	120
343521667, 35.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,861	1,887	1,835
343521669, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	157	162	156
343529079, 33.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	623	631	614
343532809, 12.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	2,588	2,622	2,555
343534006, 12.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	126	129	125
343536336, 21.99%, 12/26/2026 (b)(c)(d)	Uplift	8/29/2025	2,680	2,756	355
343537221, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	2,001	2,038	1,976
343537371, 12.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	123	126	122
343540447, 23.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	238	244	236
343541394, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	167	172	4
343542335, 29.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	42	42	41
343543511, 35.99%, 05/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	66	68	12
343552683, 23.99%, 02/26/2027 (b)(c)	Uplift	8/29/2025	1,032	1,046	1,018
343554415, 35.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	47	47	47
343554845, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	154	154	153
343555461, 35.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	4,366	4,445	4,288
343562164, 35.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	38	38	37
343565125, 35.99%, 02/26/2026 (b)(c)(e)	Uplift	8/29/2025	5	5	5
343567650, 0.00%, 08/26/2026 (b)(c)	Uplift	8/29/2025	440	437	430

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
343568243, 18.99%, 07/26/2026 (b)(c)	Uplift	8/29/2025	$185	$190	$184
343578517, 35.99%, 07/30/2026 (b)(c)	Uplift	8/29/2025	600	600	594
343579802, 33.99%, 08/26/2027 (b)(c)	Uplift	8/29/2025	2,482	2,528	2,446
343587260, 35.99%, 02/26/2026 (b)(c)(d)(e)	Uplift	8/29/2025	39	40	4
343592935, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	59	60	58
343593678, 35.99%, 05/27/2026 (b)(c)(e)	Uplift	8/29/2025	6	6	6
343594361, 16.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	35	36	35
343597086, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	116	119	115
343600445, 12.99%, 02/27/2027 (b)(c)	Uplift	8/29/2025	2,367	2,397	2,333
343600880, 12.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	163	167	162
343601379, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	170	175	169
343603076, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	116	116	115
343604388, 0.00%, 07/27/2026 (b)(c)(d)	Uplift	8/29/2025	1,296	1,236	453
343611357, 35.99%, 05/27/2026 (b)(c)(d)(e)	Uplift	8/29/2025	767	788	89
343614789, 23.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	31	32	31
343673036, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	121	121	121
343698487, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	147	151	146
343703057, 35.99%, 02/27/2027 (b)(c)	Uplift	8/29/2025	873	883	860
343714912, 12.99%, 08/27/2027 (b)(c)	Uplift	8/29/2025	693	705	685
343738010, 35.99%, 05/27/2026 (b)(c)(d)(e)	Uplift	8/29/2025	227	234	49
343751522, 24.99%, 08/27/2027 (b)(c)	Uplift	8/29/2025	1,688	1,718	1,665
343755609, 29.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	290	290	287
343760394, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	150	154	148
343795266, 33.99%, 02/27/2027 (b)(c)	Uplift	8/29/2025	1,271	1,288	1,260
343808959, 35.99%, 07/27/2026 (b)(c)	Uplift	8/29/2025	165	170	164
CBM5857378, 30.10%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,717	3,717	272
CBM5857892, 32.32%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,331	3,331	244
CBM5857981, 29.84%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,193	1,193	1,197
CBM5858155, 32.22%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	8,679	8,679	641
CBM5858202, 30.63%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,286	1,286	1,307
CBM5858203, 28.61%, 08/22/2030 (b)(c)	Upstart	8/22/2025	9,269	9,269	7,654
CBM5858284, 21.45%, 08/22/2030 (b)(c)	Upstart	8/22/2025	41,183	41,183	32,717
CBM5858293, 29.24%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,271	1,271	93
CBM5858319, 31.30%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,696	4,696	4,817
CBM5858394, 29.10%, 08/22/2028 (b)(c)(d)	Upstart	8/22/2025	9,116	9,116	673
CBM5858463, 30.44%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,649	1,649	120
CBM5858739, 28.28%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,145	2,145	2,099
CBM5858765, 29.54%, 08/22/2028 (b)(c)	Upstart	8/22/2025	5,302	5,302	5,192
CBM5858791, 30.23%, 08/22/2028 (b)(c)(d)	Upstart	8/22/2025	7,502	7,502	1,833
CBM5858802, 28.68%, 08/28/2030 (b)(c)	Upstart	8/22/2025	2,740	2,740	2,717
CBM5858814, 30.27%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	5,529	5,529	401
CBM5858860, 26.17%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,091	3,091	2,950
CBM5858906, 32.22%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,144	3,144	3,244
CBM5858913, 29.94%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,446	2,446	2,443
CBM5858979, 23.36%, 08/22/2028 (b)(c)	Upstart	8/22/2025	2,757	2,757	2,804
CBM5859018, 31.26%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,080	1,080	1,084
CBM5859178, 28.81%, 08/22/2030 (b)(c)	Upstart	8/22/2025	13,771	13,771	11,724
CBM5859189, 30.87%, 08/22/2030 (b)(c)	Upstart	8/22/2025	5,851	5,851	5,963
CBM5859273, 32.26%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	5,344	5,344	1,499
CBM5859726, 30.26%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,153	3,153	233
CBM5860021, 30.31%, 02/25/2029 (b)(c)(d)	Upstart	8/25/2025	20,898	20,898	1,556
CBM5860780, 31.83%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,136	1,136	82
CBM5860814, 28.72%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	4,037	4,037	298
CBM5860914, 28.56%, 01/22/2031 (b)(c)	Upstart	8/22/2025	1,141	1,144	1,126
CBM5861068, 32.25%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,015	1,015	1,054
CBM5861328, 17.33%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,930	1,930	1,864

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
CBM5861376, 29.23%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	$2,478	$2,478	$1
CBM5861782, 31.91%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	7,028	7,028	1,927
CBM5862045, 31.43%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	4,014	4,014	1,118
CBM5862207, 24.80%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,412	2,412	175
CBM5863091, 28.59%, 08/25/2030 (b)(c)	Upstart	8/25/2025	7,487	7,487	7,403
CBM5863999, 31.69%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,005	4,019	4,132
CBM5864124, 32.22%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,943	1,943	141
CBM5864133, 25.72%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	957	957	70
CBM5864242, 32.21%, 08/25/2030 (b)(c)	Upstart	8/25/2025	7,030	7,030	7,277
CBM5864551, 30.68%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,891	2,891	2,940
CBM5865244, 31.75%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,262	4,262	4,387
CBM5865347, 25.82%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,297	1,297	1,230
CBM5865428, 31.79%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,367	1,367	1,412
CBM5865663, 29.02%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,276	1,276	1,269
CBM5865713, 31.38%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,314	3,314	3,404
CBM5865857, 32.10%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,568	1,568	1,627
CBM5866087, 30.39%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	4,102	4,102	-
CBM5866388, 23.59%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,720	1,720	1,684
CBM5866476, 26.48%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	16,386	16,386	1,220
CBM5866600, 26.13%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	9,742	9,742	719
CBM5866603, 28.47%, 08/25/2030 (b)(c)	Upstart	8/25/2025	770	770	755
CBM5866829, 30.30%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,010	1,010	992
CBM5867628, 32.19%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	3,279	3,279	244
CBM5867639, 26.49%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,194	1,194	1,141
CBM5867833, 30.73%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,469	2,469	2,514
CBM5867895, 30.52%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,501	4,501	4,572
CBM5868079, 32.14%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,518	4,518	4,692
CBM5868938, 31.18%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,545	3,545	3,637
CBM5869209, 32.27%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,597	3,597	3,742
CBM5869284, 28.81%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,787	2,787	256
CBM5870441, 29.01%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,547	5,547	5,493
CBM5870464, 28.56%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,378	2,378	2,351
CBM5870469, 25.05%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,388	1,388	314
CBM5870515, 28.39%, 09/10/2028 (b)(c)	Upstart	8/25/2025	6,983	6,983	4,623
CBM5872146, 28.55%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,366	5,366	5,302
CBM5872657, 28.78%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,464	1,464	1,452
CBM5872717, 28.28%, 08/26/2028 (b)(c)	Upstart	8/26/2025	2,660	2,660	2,577
CBM5873103, 30.07%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,439	5,439	5,495
CBM5873139, 28.59%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,652	2,652	2,624
CBM5873186, 21.96%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,069	1,069	1,029
CBM5873209, 30.85%, 08/26/2028 (b)(c)	Upstart	8/26/2025	880	880	873
CBM5873297, 26.26%, 01/26/2031 (b)(c)(d)	Upstart	8/26/2025	2,263	2,263	173
CBM5873321, 28.78%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	5,059	5,059	444
CBM5873354, 28.37%, 02/07/2031 (b)(c)	Upstart	8/26/2025	3,153	3,153	3,113
CBM5873518, 30.28%, 01/26/2031 (b)(c)	Upstart	8/26/2025	2,023	2,023	2,058
CBM5873563, 25.79%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,112	1,112	1,055
CBM5873619, 32.20%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	5,900	5,900	-
CBM5873633, 21.55%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,562	4,562	4,779
CBM5873776, 28.27%, 08/26/2030 (b)(c)	Upstart	8/26/2025	7,033	7,033	6,918
CBM5874162, 26.24%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,636	1,640	1,566
CBM5874471, 16.85%, 08/26/2028 (b)(c)	Upstart	8/26/2025	4,392	4,392	4,225
CBM5874557, 26.88%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	1,400	1,400	-
CBM5874923, 29.95%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	4,072	4,072	303
CBM5875192, 28.76%, 08/26/2030 (b)(c)	Upstart	8/26/2025	3,974	3,974	3,940
CBM5875394, 13.70%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,176	1,176	87
CBM5875428, 31.09%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,632	2,632	2,700

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
DRB5824857, 28.69%, 08/25/2030 (b)(c)	Upstart	8/25/2025	$8,141	$8,141	$8,062
DRB5857562, 32.14%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,736	3,736	3,212
DRB5857599, 30.78%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,007	1,007	1,025
DRB5857677, 32.00%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,595	3,607	3,720
DRB5857782, 28.42%, 08/22/2030 (b)(c)	Upstart	8/22/2025	10,964	10,964	10,778
DRB5857785, 26.64%, 08/22/2030 (b)(c)	Upstart	8/22/2025	12,014	12,014	11,543
DRB5857836, 28.49%, 08/22/2028 (b)(c)	Upstart	8/22/2025	1,332	1,332	1,290
DRB5857849, 29.28%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	9,677	9,677	708
DRB5857896, 31.87%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,100	1,100	-
DRB5857982, 28.72%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,276	3,276	244
DRB5858024, 27.70%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,643	1,643	1,675
DRB5858127, 31.02%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,244	1,244	1,265
DRB5858137, 31.39%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,381	1,381	1,417
DRB5858150, 31.84%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,963	3,963	4,089
DRB5858171, 15.37%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,056	1,056	1,006
DRB5858185, 30.47%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,160	1,160	1,168
DRB5858219, 32.32%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,214	2,214	2,301
DRB5858254, 31.33%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,964	3,964	4,061
DRB5858326, 31.88%, 08/22/2030 (b)(c)	Upstart	8/22/2025	5,212	5,212	5,296
DRB5858331, 28.89%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,580	1,580	118
DRB5858353, 30.04%, 08/22/2030 (b)(c)	Upstart	8/22/2025	9,089	9,089	9,149
DRB5858376, 28.79%, 08/22/2030 (b)(c)	Upstart	8/22/2025	4,483	4,483	4,439
DRB5858390, 23.12%, 08/22/2030 (b)(c)	Upstart	8/22/2025	992	992	1,059
DRB5858392, 28.30%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,241	3,241	237
DRB5858443, 28.96%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,623	3,623	260
DRB5858446, 27.13%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,131	3,131	2,606
DRB5858493, 30.91%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,479	1,479	109
DRB5858523, 28.43%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,459	2,459	182
DRB5858549, 29.92%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,660	2,660	2,676
DRB5858553, 25.50%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	14,536	14,536	1,063
DRB5858581, 29.20%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,500	1,500	-
DRB5858589, 26.98%, 08/22/2028 (b)(c)	Upstart	8/22/2025	8,841	8,841	8,476
DRB5858591, 21.98%, 08/22/2030 (b)(c)	Upstart	8/22/2025	780	780	762
DRB5858619, 26.07%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,989	1,989	1,896
DRB5858628, 31.88%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,946	1,946	2,009
DRB5858634, 27.01%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	8,026	8,026	582
DRB5858698, 27.30%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,400	2,400	179
DRB5858703, 26.97%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,190	1,190	1,145
DRB5858753, 28.50%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,737	1,737	1,713
DRB5858785, 25.00%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,116	3,116	810
DRB5858818, 31.21%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,070	2,070	153
DRB5858821, 32.01%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,288	3,288	238
DRB5858835, 21.67%, 08/22/2028 (b)(c)	Upstart	8/22/2025	879	879	725
DRB5858858, 29.39%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,832	1,832	1,830
DRB5858953, 24.66%, 08/25/2030 (b)(c)	Upstart	8/25/2025	725	725	714
DRB5858955, 28.92%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	4,432	4,432	183
DRB5858966, 29.42%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	7,657	7,657	555
DRB5858983, 30.40%, 08/22/2028 (b)(c)	Upstart	8/22/2025	1,436	1,436	1,409
DRB5858986, 29.40%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,028	1,028	231
DRB5859027, 30.54%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,966	1,966	1,994
DRB5859044, 28.66%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,385	3,385	3,343
DRB5859085, 28.93%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,211	1,211	90
DRB5859111, 28.84%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	5,613	5,613	407
DRB5859119, 27.12%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	21,957	21,957	1,577
DRB5859181, 30.65%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,287	3,287	671
DRB5859203, 29.13%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,907	2,907	76

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
DRB5859327, 28.84%, 08/22/2030 (b)(c)	Upstart	8/22/2025	$7,671	$7,671	$6,329
DRB5859349, 28.73%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,173	1,173	85
DRB5859377, 29.19%, 08/22/2028 (b)(c)	Upstart	8/22/2025	1,364	1,364	1,332
DRB5859383, 30.76%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,306	3,310	240
DRB5859567, 29.79%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,192	1,192	1,197
DRB5859719, 28.73%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,105	1,105	1,087
DRB5859866, 31.17%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,048	1,048	1,068
DRB5859908, 28.62%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,712	2,712	197
DRB5860058, 30.56%, 08/22/2028 (b)(c)(d)	Upstart	8/22/2025	1,687	1,687	126
DRB5860066, 30.30%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,148	2,156	481
DRB5860094, 31.94%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,959	1,959	143
DRB5860148, 26.27%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	21,751	21,827	1,591
DRB5860351, 28.76%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,096	2,096	-
DRB5860447, 28.57%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,280	1,280	1,264
DRB5860524, 29.17%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,718	2,718	2,704
DRB5860554, 21.86%, 01/22/2031 (b)(c)	Upstart	8/22/2025	1,924	1,924	1,475
DRB5860560, 28.70%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,269	1,269	1,254
DRB5860593, 23.51%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,069	3,069	2,949
DRB5860607, 29.87%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,936	1,936	1,944
DRB5860613, 19.73%, 01/22/2029 (b)(c)	Upstart	8/22/2025	2,498	2,498	2,376
DRB5860638, 30.79%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,454	1,454	1,480
DRB5860640, 28.55%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,133	2,133	524
DRB5860680, 28.66%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,186	1,186	88
DRB5860708, 22.72%, 08/22/2030 (b)(c)	Upstart	8/22/2025	5,185	5,185	4,929
DRB5860741, 29.41%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,446	1,446	1,421
DRB5860757, 27.76%, 01/22/2031 (b)(c)(d)	Upstart	8/22/2025	4,296	4,296	1
DRB5860852, 28.09%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,492	2,492	554
DRB5860877, 30.39%, 01/22/2031 (b)(c)	Upstart	8/22/2025	2,154	2,154	2,203
DRB5860885, 31.51%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,816	1,816	1,858
DRB5860907, 28.74%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,761	1,761	1,453
DRB5860928, 29.16%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,181	2,181	2,170
DRB5860934, 27.42%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,439	2,439	2,366
DRB5860955, 25.00%, 08/22/2028 (b)(c)	Upstart	8/22/2025	3,168	3,168	2,987
DRB5860996, 31.94%, 08/22/2030 (b)(c)	Upstart	8/22/2025	7,703	7,703	7,838
DRB5861081, 28.73%, 01/22/2031 (b)(c)	Upstart	8/22/2025	5,476	5,476	5,431
DRB5861092, 31.01%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	5,089	5,089	-
DRB5861444, 32.29%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	8,087	8,116	597
DRB5861531, 32.35%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	4,173	4,173	311
DRB5861707, 30.02%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,202	2,202	2,223
DRB5862239, 30.41%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,806	3,817	3,861
DRB5862378, 21.77%, 08/25/2030 (b)(c)	Upstart	8/25/2025	988	988	927
DRB5862525, 28.59%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,512	1,512	1,493
DRB5863131, 32.14%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,759	2,759	2,864
DRB5863147, 31.15%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,472	1,472	1,508
DRB5863208, 24.59%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,656	1,656	121
DRB5863511, 28.20%, 01/25/2031 (b)(c)	Upstart	8/25/2025	5,878	5,878	5,818
DRB5863939, 30.34%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,701	3,701	3,752
DRB5864489, 30.51%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	6,751	6,751	493
DRB5864610, 29.96%, 08/25/2030 (b)(c)	Upstart	8/25/2025	24,588	24,588	24,782
DRB5864767, 31.60%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	4,042	4,042	298
DRB5865109, 29.07%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,190	1,190	1,185
DRB5865165, 22.40%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,957	3,957	3,899
DRB5865177, 32.04%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,827	1,827	1,892
DRB5865224, 30.04%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,856	3,856	3,888
DRB5865261, 29.68%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,175	4,175	4,191
DRB5865304, 30.06%, 08/25/2030 (b)(c)	Upstart	8/25/2025	34,360	34,360	34,680

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
DRB5865308, 25.47%, 08/25/2028 (b)(c)	Upstart	8/25/2025	$3,826	$3,826	$3,626
DRB5865346, 30.83%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,114	2,114	2,157
DRB5865404, 25.95%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,038	1,038	987
DRB5865539, 29.34%, 08/25/2028 (b)(c)	Upstart	8/25/2025	5,745	5,745	5,609
DRB5865619, 32.05%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	5,818	5,818	429
DRB5865628, 29.05%, 01/25/2031 (b)(c)	Upstart	8/25/2025	1,641	1,641	1,638
DRB5865661, 31.62%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,934	1,934	1,994
DRB5865678, 21.61%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,653	3,653	3,409
DRB5865688, 28.87%, 01/25/2031 (b)(c)	Upstart	8/25/2025	3,085	3,085	3,069
DRB5865692, 30.65%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,859	1,859	136
DRB5865782, 32.19%, 01/25/2031 (b)(c)	Upstart	8/25/2025	31,046	31,046	32,453
DRB5865834, 26.87%, 08/25/2028 (b)(c)	Upstart	8/25/2025	4,002	4,002	4,023
DRB5865836, 28.43%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,554	1,554	1,532
DRB5865848, 30.02%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,054	2,054	150
DRB5865873, 31.40%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,874	1,874	134
DRB5865957, 29.53%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,002	1,005	1,004
DRB5865959, 29.71%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,374	3,374	3,391
DRB5866013, 32.29%, 01/25/2031 (b)(c)(d)	Upstart	8/25/2025	2,964	2,975	-
DRB5866046, 25.26%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,306	4,317	4,228
DRB5866051, 31.08%, 11/25/2030 (b)(c)	Upstart	8/25/2025	2,960	2,960	3,069
DRB5866061, 21.97%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	921	921	202
DRB5866067, 31.62%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,842	2,842	2,935
DRB5866090, 26.99%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,634	3,634	3,513
DRB5866096, 26.29%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	6,228	6,228	1,566
DRB5866113, 29.82%, 08/25/2028 (b)(c)	Upstart	8/25/2025	4,985	4,985	4,901
DRB5866216, 29.73%, 08/25/2030 (b)(c)	Upstart	8/25/2025	37,227	37,227	37,439
DRB5866263, 25.75%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,082	1,082	80
DRB5866266, 30.27%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,285	1,285	1,301
DRB5866269, 31.93%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,935	1,935	2,004
DRB5866347, 26.79%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,073	1,073	140
DRB5866411, 32.30%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	3,956	3,956	1,092
DRB5866475, 31.11%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,664	1,664	122
DRB5866516, 32.34%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	6,606	6,606	-
DRB5866530, 19.13%, 08/25/2028 (b)(c)	Upstart	8/25/2025	629	629	617
DRB5866534, 31.46%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,989	1,989	471
DRB5866542, 26.73%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,370	4,370	4,210
DRB5866549, 30.65%, 08/25/2028 (b)(c)	Upstart	8/25/2025	2,741	2,741	2,713
DRB5866570, 31.37%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,700	2,700	-
DRB5866720, 14.29%, 08/25/2030 (b)(c)	Upstart	8/25/2025	15,813	15,813	14,826
DRB5866747, 31.71%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,926	4,926	5,092
DRB5866757, 29.65%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	19,428	19,428	-
DRB5866808, 24.18%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,532	2,532	2,748
DRB5866828, 28.49%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,602	3,602	3,556
DRB5866852, 29.19%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,740	1,740	1,735
DRB5866856, 22.47%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,739	1,739	128
DRB5866910, 29.98%, 08/25/2028 (b)(c)	Upstart	8/25/2025	8,408	8,429	8,276
DRB5866947, 28.80%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,098	1,098	1,089
DRB5866989, 30.01%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	13,940	13,940	3,168
DRB5867090, 30.59%, 08/25/2030 (b)(c)	Upstart	8/25/2025	15,313	15,313	15,565
DRB5867142, 31.42%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,657	1,657	1,704
DRB5867147, 30.04%, 08/25/2030 (b)(c)	Upstart	8/25/2025	12,157	12,157	12,262
DRB5867351, 21.31%, 08/25/2030 (b)(c)	Upstart	8/25/2025	987	987	957
DRB5867391, 26.05%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,182	1,182	1,178
DRB5867408, 28.56%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	6,491	6,491	474
DRB5867413, 28.40%, 08/25/2030 (b)(c)	Upstart	8/25/2025	6,365	6,365	6,276
DRB5867431, 30.46%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	4,621	4,621	332

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
DRB5867480, 30.07%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	$1,986	$1,986	$148
DRB5867518, 29.74%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	5,473	5,473	407
DRB5867578, 28.71%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,615	2,615	2,573
DRB5867597, 29.98%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,193	1,193	1,202
DRB5867730, 26.30%, 08/25/2030 (b)(c)	Upstart	8/25/2025	8,207	8,207	8,215
DRB5867812, 28.70%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,372	1,372	1,359
DRB5867824, 31.59%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,157	5,157	5,316
DRB5867950, 28.04%, 01/25/2031 (b)(c)	Upstart	8/25/2025	1,233	1,233	1,209
DRB5867961, 23.35%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	5,000	5,000	365
DRB5867963, 24.67%, 08/25/2028 (b)(c)	Upstart	8/25/2025	5,316	5,316	4,970
DRB5868378, 30.70%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,481	2,481	2,527
DRB5868516, 32.16%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,869	1,869	134
DRB5868591, 30.81%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,913	1,913	1,950
DRB5868769, 21.91%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,338	5,338	5,012
DRB5868863, 31.10%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,544	1,544	1,579
DRB5869214, 28.83%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,325	2,325	168
DRB5869324, 16.07%, 08/25/2030 (b)(c)	Upstart	8/25/2025	6,626	6,626	6,383
DRB5869392, 32.07%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,936	1,936	2,009
DRB5869436, 29.37%, 08/25/2030 (b)(c)	Upstart	8/25/2025	8,979	8,979	8,976
DRB5869487, 18.07%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,044	2,044	1,891
DRB5869548, 32.21%, 01/25/2031 (b)(c)	Upstart	8/25/2025	33,648	33,648	40,823
DRB5869852, 31.58%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,417	2,417	2,494
DRB5870057, 32.02%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,496	2,496	200
DRB5870383, 30.63%, 08/25/2028 (b)(c)	Upstart	8/25/2025	27,888	27,888	27,604
DRB5870387, 28.66%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,177	1,177	86
DRB5870394, 28.72%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,397	1,397	1,384
DRB5870443, 29.42%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,582	2,591	192
DRB5870466, 31.97%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	3,768	3,768	278
DRB5870490, 32.00%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,702	1,702	1,760
DRB5870497, 32.29%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,442	5,442	5,663
DRB5870520, 29.30%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	2,893	2,893	-
DRB5870569, 29.26%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,383	2,391	176
DRB5870650, 27.66%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,475	4,475	4,361
DRB5870669, 32.23%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,324	3,324	3,453
DRB5870732, 30.44%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,378	1,378	1,398
DRB5870849, 25.33%, 08/26/2030 (b)(c)	Upstart	8/26/2025	8,342	8,342	8,572
DRB5870896, 28.17%, 08/25/2030 (b)(c)	Upstart	8/25/2025	24,673	24,673	25,435
DRB5871168, 28.61%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	9,627	9,627	716
DRB5871287, 22.27%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,159	2,159	-
DRB5871416, 27.81%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	6,844	6,844	1,727
DRB5871569, 19.70%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	5,696	5,696	409
DRB5871614, 31.32%, 08/26/2030 (b)(c)	Upstart	8/26/2025	6,161	6,161	6,330
DRB5871756, 20.91%, 08/26/2028 (b)(c)	Upstart	8/26/2025	5,803	5,803	5,555
DRB5871761, 14.08%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	23,169	23,169	1,693
DRB5871783, 28.28%, 08/26/2030 (b)(c)	Upstart	8/26/2025	7,676	7,676	7,562
DRB5871820, 32.01%, 08/26/2030 (b)(c)	Upstart	8/26/2025	3,504	3,504	3,632
DRB5871992, 32.08%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,752	1,752	1,819
DRB5872030, 22.68%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	19,872	19,872	1,465
DRB5872057, 17.37%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,544	1,544	1,433
DRB5872152, 28.75%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,363	2,363	174
DRB5872206, 29.69%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,100	2,100	156
DRB5872288, 20.43%, 08/26/2030 (b)(c)	Upstart	8/26/2025	3,580	3,580	3,430
DRB5872313, 29.78%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	7,695	7,695	552
DRB5872317, 31.41%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,987	1,987	139
DRB5872430, 30.20%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,377	1,382	1,392

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
DRB5872450, 19.81%, 08/26/2030 (b)(c)	Upstart	8/26/2025	$10,185	$10,185	$9,669
DRB5872515, 30.15%, 08/26/2028 (b)(c)	Upstart	8/26/2025	3,993	3,993	3,938
DRB5872525, 26.63%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,092	1,092	1,099
DRB5872534, 28.88%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	9,500	9,500	-
DRB5872537, 16.62%, 08/26/2028 (b)(c)	Upstart	8/26/2025	4,313	4,313	4,135
DRB5872559, 19.90%, 08/26/2030 (b)(c)	Upstart	8/26/2025	44,686	44,686	42,479
DRB5872610, 22.97%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,719	5,719	5,453
DRB5872619, 17.14%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	2,251	2,251	168
DRB5872659, 29.97%, 08/26/2030 (b)(c)	Upstart	8/26/2025	7,112	7,111	7,170
DRB5872704, 29.68%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,527	1,527	1,500
DRB5872737, 29.07%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,926	1,926	139
DRB5872771, 31.33%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,117	2,117	2,175
DRB5872773, 30.92%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,115	2,115	2,161
DRB5872802, 28.95%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,119	4,119	4,096
DRB5872806, 28.46%, 06/26/2031 (b)(c)	Upstart	8/26/2025	1,818	1,818	1,786
DRB5872819, 28.14%, 01/26/2031 (b)(c)	Upstart	8/26/2025	7,371	7,371	8,062
DRB5872835, 28.91%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,104	2,104	2,091
DRB5872840, 31.72%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,119	2,119	2,189
DRB5872867, 29.27%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,726	1,726	1,723
DRB5872868, 12.81%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,972	2,972	2,861
DRB5872884, 17.02%, 08/26/2030 (b)(c)	Upstart	8/26/2025	3,988	3,988	3,897
DRB5872897, 31.98%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,369	1,369	99
DRB5872916, 30.35%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,191	1,191	1,208
DRB5872925, 20.57%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,660	4,660	4,296
DRB5872938, 31.50%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,565	1,565	1,612
DRB5872942, 30.36%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,700	1,700	-
DRB5872949, 29.61%, 08/26/2030 (b)(c)	Upstart	8/26/2025	6,967	6,967	6,992
DRB5873016, 26.66%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,639	1,639	1,576
DRB5873085, 17.53%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,507	4,507	4,436
DRB5873122, 24.26%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,628	1,628	1,584
DRB5873158, 30.07%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,019	2,019	2,039
DRB5873163, 32.25%, 08/26/2030 (b)(c)	Upstart	8/26/2025	6,452	6,452	6,696
DRB5873177, 32.28%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,796	4,796	4,993
DRB5873194, 24.86%, 01/26/2031 (b)(c)	Upstart	8/26/2025	8,222	8,222	7,681
DRB5873205, 29.50%, 01/26/2031 (b)(c)	Upstart	8/26/2025	48,760	48,760	49,352
DRB5873208, 31.71%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,220	1,220	1,254
DRB5873234, 32.28%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	6,280	6,280	-
DRB5873275, 31.89%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,818	1,818	-
DRB5873310, 30.37%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,184	2,190	2,215
DRB5873339, 28.70%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,854	5,854	5,801
DRB5873440, 15.53%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,668	1,668	1,585
DRB5873565, 24.86%, 08/26/2030 (b)(c)	Upstart	8/26/2025	997	1,000	935
DRB5873571, 27.08%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,011	4,011	4,067
DRB5873599, 28.53%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,674	1,680	123
DRB5873630, 14.62%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	8,696	8,696	641
DRB5873645, 30.80%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	3,158	3,158	229
DRB5873654, 32.16%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,660	5,660	5,889
DRB5873675, 25.03%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,431	1,431	1,344
DRB5873714, 30.76%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	4,896	4,896	364
DRB5873738, 26.32%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,091	2,091	2,004
DRB5873739, 11.74%, 08/26/2028 (b)(c)	Upstart	8/26/2025	3,706	3,706	3,511
DRB5873791, 27.07%, 08/26/2030 (b)(c)	Upstart	8/26/2025	6,243	6,243	6,036
DRB5873816, 22.35%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,977	1,977	1,870
DRB5873831, 24.34%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,260	2,260	2,290
DRB5874020, 23.10%, 08/26/2030 (b)(c)	Upstart	8/26/2025	12,840	12,840	11,697

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
DRB5874034, 28.25%, 08/26/2030 (b)(c)	Upstart	8/26/2025	$2,895	$2,895	$2,846
DRB5874054, 30.24%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,040	4,040	4,089
DRB5874181, 31.96%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,254	5,254	5,446
DRB5874184, 18.07%, 08/26/2028 (b)(c)	Upstart	8/26/2025	34,278	34,278	34,356
DRB5874349, 22.19%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	2,300	2,300	-
DRB5874353, 29.91%, 08/26/2030 (b)(c)	Upstart	8/26/2025	10,641	10,641	10,723
DRB5874354, 26.79%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	3,600	3,600	-
DRB5874365, 29.84%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	24,630	24,630	1,272
DRB5874379, 21.45%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,701	2,701	2,625
DRB5874381, 28.80%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,455	1,455	1,441
DRB5874383, 29.87%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,376	1,376	1,386
DRB5874386, 18.57%, 08/26/2030 (b)(c)	Upstart	8/26/2025	10,503	10,503	10,505
DRB5874391, 28.11%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,202	4,202	4,318
DRB5874403, 28.98%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,999	1,999	2,022
DRB5874421, 29.82%, 08/26/2030 (b)(c)	Upstart	8/26/2025	3,797	3,797	3,819
DRB5874452, 31.10%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	4,371	4,371	325
DRB5874454, 28.78%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,686	4,686	4,645
DRB5874464, 31.71%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	4,070	4,070	283
DRB5874494, 17.34%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,564	5,564	5,463
DRB5874546, 30.37%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	6,761	6,761	494
DRB5874554, 29.84%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,561	2,561	187
DRB5874561, 32.39%, 08/26/2030 (b)(c)	Upstart	8/26/2025	995	995	997
DRB5874584, 22.12%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,578	2,578	567
DRB5874664, 25.83%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,548	5,548	5,277
DRB5874682, 24.20%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,417	4,417	4,105
DRB5874687, 16.04%, 08/26/2030 (b)(c)	Upstart	8/26/2025	12,964	12,964	12,492
DRB5874706, 30.19%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,561	1,561	1,579
DRB5874721, 27.45%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	3,977	3,977	1,054
DRB5874764, 30.39%, 08/26/2028 (b)(c)	Upstart	8/26/2025	12,151	12,185	11,997
DRB5874847, 26.14%, 08/26/2028 (b)(c)	Upstart	8/26/2025	3,992	3,992	3,803
DRB5874853, 20.81%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,389	1,389	1,338
DRB5874909, 29.77%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,054	2,054	150
DRB5874911, 13.54%, 08/26/2030 (b)(c)	Upstart	8/26/2025	14,075	14,075	13,045
DRB5874941, 26.84%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,389	1,389	1,338
DRB5874949, 27.25%, 01/26/2031 (b)(c)(d)	Upstart	8/26/2025	2,755	2,755	198
DRB5874989, 28.89%, 08/26/2030 (b)(c)	Upstart	8/26/2025	7,470	7,470	7,389
DRB5875008, 17.83%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,200	2,200	2,176
DRB5875028, 27.71%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,239	5,254	5,114
DRB5875075, 28.90%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	9,830	9,830	712
DRB5875126, 27.64%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,512	1,512	1,460
DRB5875174, 29.30%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,089	1,092	1,137
DRB5875178, 27.06%, 08/26/2030 (b)(c)	Upstart	8/26/2025	911	911	882
DRB5875358, 29.63%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,301	1,305	1,306
DRB5875376, 29.39%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,904	2,904	216
DRB5875391, 29.29%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,008	1,008	1,007
DRB5875399, 24.09%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,080	2,080	1,930
DRB5875449, 30.13%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	30,300	30,300	-
DRB5875500, 27.61%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,098	2,098	2,048
DRB5875507, 27.87%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	3,199	3,199	240
DRB5875509, 27.84%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,375	2,375	2,324
DRB5875582, 31.59%, 08/26/2030 (b)(c)	Upstart	8/26/2025	3,315	3,315	3,419
DRB5875585, 28.02%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,657	4,657	4,571
DRB5875612, 23.51%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,510	4,510	4,151
DRB5875632, 28.58%, 08/26/2030 (b)(c)	Upstart	8/26/2025	3,292	3,292	3,257
DRB5875639, 23.87%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,700	1,700	-
DRB5875643, 28.82%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,986	1,986	148

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
DRB5875645, 28.11%, 08/26/2030 (b)(c)	Upstart	8/26/2025	$1,644	$1,644	$1,616
DRB5875649, 28.37%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,160	4,160	4,102
DRB5875685, 30.79%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,659	2,659	2,712
DRB5875741, 29.38%, 08/26/2030 (b)(c)	Upstart	8/26/2025	8,988	8,988	8,985
DRB5875775, 30.80%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,825	2,825	2,882
DRB5875789, 30.50%, 08/26/2028 (b)(c)	Upstart	8/26/2025	888	888	877
DRB5875790, 30.20%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,359	2,359	2,378
DRB5875822, 24.94%, 01/26/2031 (b)(c)	Upstart	8/26/2025	9,584	9,584	10,680
DRB5875846, 30.52%, 08/26/2030 (b)(c)	Upstart	8/26/2025	8,184	8,206	8,319
DRB5875876, 29.95%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	6,051	6,051	-
DRB5875895, 29.86%, 08/26/2030 (b)(c)	Upstart	8/26/2025	233	233	232
DRB5875902, 26.89%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,081	1,081	1,044
DRB5875915, 32.16%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	4,742	4,742	346
DRB5875962, 30.07%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	4,767	4,767	355
DRB5875968, 31.26%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,193	2,193	2,241
DRB5875982, 30.10%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,415	5,415	5,471
DRB5875986, 26.98%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,099	4,099	3,965
DRB5875992, 29.93%, 08/26/2030 (b)(c)	Upstart	8/26/2025	7,431	7,431	7,490
DRB5876001, 29.49%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	2,963	2,963	853
DRB5876114, 19.03%, 08/26/2030 (b)(c)	Upstart	8/26/2025	7,119	7,119	6,682
DRB5876122, 28.58%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	3,242	3,253	235
DRB5876137, 26.01%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,986	1,986	2,069
DRB5876187, 29.75%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,164	1,164	84
DRB5876204, 29.95%, 08/26/2028 (b)(c)	Upstart	8/26/2025	29,388	29,388	28,886
FW5856466, 29.48%, 09/06/2028 (b)(c)	Upstart	8/25/2025	3,717	3,726	2,429
FW5857292, 29.15%, 08/22/2030 (b)(c)	Upstart	8/22/2025	5,587	5,587	5,555
FW5857612, 31.88%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,086	2,086	155
FW5857695, 18.68%, 08/22/2028 (b)(c)(d)	Upstart	8/22/2025	941	941	136
FW5858016, 28.46%, 06/22/2031 (b)(c)	Upstart	8/22/2025	2,790	2,794	2,756
FW5858124, 31.43%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,958	2,958	218
FW5858178, 27.06%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,165	2,165	160
FW5858225, 27.95%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,355	1,355	98
FW5858238, 18.93%, 08/22/2030 (b)(c)	Upstart	8/22/2025	6,898	6,898	5,560
FW5858282, 28.85%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,745	2,745	2,721
FW5858381, 19.01%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,339	1,339	1,255
FW5858393, 32.36%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	4,604	4,604	337
FW5858395, 30.36%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	5,715	5,715	422
FW5858431, 32.17%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,766	2,766	2,869
FW5858529, 24.96%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,186	2,186	583
FW5858604, 15.89%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,091	3,091	2,967
FW5858637, 13.53%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,717	2,717	2,517
FW5858669, 31.97%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,813	2,813	206
FW5858702, 17.34%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,184	2,184	2,142
FW5858729, 15.68%, 08/22/2028 (b)(c)	Upstart	8/22/2025	16,421	16,421	15,625
FW5858875, 31.24%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,405	3,405	3,488
FW5858892, 29.27%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,832	1,832	1,826
FW5858907, 17.58%, 08/22/2028 (b)(c)	Upstart	8/22/2025	768	768	713
FW5858926, 32.09%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,933	2,933	304
FW5858934, 28.52%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,688	1,688	126
FW5859015, 29.89%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,653	1,653	120
FW5859052, 26.07%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,908	2,908	2,772
FW5859058, 31.81%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,139	2,139	1,835
FW5859088, 27.37%, 08/22/2030 (b)(c)	Upstart	8/22/2025	4,103	4,103	3,983
FW5859215, 32.22%, 01/22/2031 (b)(c)	Upstart	8/22/2025	4,178	4,178	4,376
FW5859219, 31.30%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,933	1,933	1,980

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
FW5859243, 18.52%, 08/22/2030 (b)(c)	Upstart	8/22/2025	$2,119	$2,119	$1,971
FW5859274, 31.75%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,132	3,132	3,230
FW5859344, 18.29%, 08/22/2028 (b)(c)	Upstart	8/22/2025	852	852	797
FW5859466, 29.61%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,576	1,576	116
FW5859644, 32.31%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,447	1,447	104
FW5859824, 28.74%, 08/22/2030 (b)(c)	Upstart	8/22/2025	4,424	4,424	4,374
FW5859943, 31.90%, 08/22/2030 (b)(c)	Upstart	8/22/2025	4,346	4,346	4,487
FW5860153, 25.67%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,300	3,300	246
FW5860504, 23.31%, 08/22/2030 (b)(c)	Upstart	8/22/2025	13,375	13,375	12,805
FW5860647, 19.23%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,463	2,463	2,317
FW5860737, 26.64%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,002	2,002	1,924
FW5860743, 28.57%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	1,661	1,661	121
FW5860935, 28.71%, 08/22/2030 (b)(c)	Upstart	8/22/2025	4,948	4,948	4,088
FW5860995, 20.13%, 08/22/2028 (b)(c)(d)	Upstart	8/22/2025	5,465	5,465	407
FW5861038, 31.73%, 08/22/2030 (b)(c)	Upstart	8/22/2025	5,825	5,825	6,005
FW5861039, 32.05%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,568	1,568	1,622
FW5861215, 26.90%, 01/25/2031 (b)(c)	Upstart	8/25/2025	10,694	10,694	10,405
FW5861244, 25.03%, 01/22/2031 (b)(c)(d)	Upstart	8/22/2025	11,697	11,697	840
FW5861472, 21.05%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,900	1,900	-
FW5861617, 21.41%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,722	1,722	1,655
FW5861638, 29.88%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,003	4,003	4,029
FW5862458, 22.42%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,057	2,057	1,862
FW5862587, 32.01%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,399	1,399	-
FW5862670, 30.16%, 01/25/2031 (b)(c)	Upstart	8/25/2025	2,168	2,168	2,217
FW5863659, 32.32%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,306	2,306	2,401
FW5863792, 28.81%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,190	1,190	1,179
FW5863902, 31.30%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,689	1,689	-
FW5863906, 25.22%, 08/25/2030 (b)(c)	Upstart	8/25/2025	6,351	6,351	5,982
FW5863920, 28.20%, 08/25/2028 (b)(c)	Upstart	8/25/2025	2,633	2,633	2,551
FW5865144, 30.00%, 01/25/2031 (b)(c)	Upstart	8/25/2025	1,615	1,615	1,631
FW5865169, 11.69%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,045	1,045	1,013
FW5865193, 23.37%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	15,647	15,702	3,416
FW5865485, 29.06%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,747	2,747	2,734
FW5865595, 28.84%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,757	2,757	203
FW5865622, 31.03%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,516	3,516	3,600
FW5865649, 28.86%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,455	1,455	1,444
FW5865869, 29.38%, 08/25/2030 (b)(c)	Upstart	8/25/2025	9,680	9,680	9,652
FW5865936, 14.59%, 08/25/2030 (b)(c)	Upstart	8/25/2025	13,278	13,278	12,507
FW5865977, 28.09%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	3,734	3,734	275
FW5866138, 28.75%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,018	1,018	1,009
FW5866200, 25.44%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,072	1,076	78
FW5866208, 28.87%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,881	2,881	716
FW5866239, 28.69%, 01/25/2031 (b)(c)(d)	Upstart	8/25/2025	2,068	2,068	363
FW5866277, 23.77%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,909	2,909	2,679
FW5866284, 24.98%, 01/25/2031 (b)(c)	Upstart	8/25/2025	4,265	4,276	4,274
FW5866300, 27.93%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,876	3,876	3,793
FW5866561, 24.11%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	910	910	241
FW5866597, 31.85%, 01/25/2031 (b)(c)	Upstart	8/25/2025	1,656	1,656	1,728
FW5866656, 28.48%, 01/25/2029 (b)(c)	Upstart	8/25/2025	2,962	2,962	2,896
FW5866707, 30.68%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,593	1,593	1,577
FW5866859, 27.67%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,161	1,165	84
FW5866885, 31.85%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,158	2,158	2,237
FW5866928, 29.15%, 01/25/2031 (b)(c)	Upstart	8/25/2025	6,549	6,549	6,565
FW5867193, 24.82%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,084	2,084	1,953
FW5867335, 32.19%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,568	1,568	1,629

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
FW5867502, 31.00%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	$2,524	$2,524	$183
FW5867528, 30.35%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,755	2,764	2,792
FW5867596, 30.05%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	4,100	4,100	-
FW5867781, 30.95%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	18,783	18,783	1,348
FW5867858, 28.80%, 01/25/2031 (b)(c)(d)	Upstart	8/25/2025	22,290	22,290	3,873
FW5867874, 31.51%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,042	3,042	3,130
FW5867910, 19.27%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	1,071	1,071	79
FW5867952, 29.31%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,924	1,924	1,922
FW5868589, 27.90%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,039	1,039	1,004
FW5868734, 15.61%, 08/25/2028 (b)(c)	Upstart	8/25/2025	3,069	3,069	2,920
FW5869283, 29.11%, 01/25/2031 (b)(c)	Upstart	8/25/2025	3,665	3,665	3,649
FW5869302, 24.78%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,812	1,818	1,696
FW5869327, 30.21%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,078	1,078	1,060
FW5869598, 30.40%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,062	1,062	1,065
FW5870456, 26.11%, 01/25/2031 (b)(c)	Upstart	8/25/2025	2,106	2,106	2,007
FW5870461, 29.61%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,887	1,887	1,849
FW5870718, 31.80%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,641	2,641	191
FW5871586, 24.40%, 08/26/2030 (b)(c)	Upstart	8/26/2025	34,934	34,934	34,036
FW5871777, 16.46%, 08/26/2030 (b)(c)	Upstart	8/26/2025	6,534	6,534	6,328
FW5872195, 31.06%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,393	2,393	2,448
FW5872341, 28.54%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,965	2,965	2,929
FW5872486, 32.03%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	3,875	3,875	-
FW5872553, 17.28%, 09/01/2030 (b)(c)	Upstart	8/26/2025	2,073	2,073	2,024
FW5872656, 25.14%, 08/26/2030 (b)(c)	Upstart	8/26/2025	997	997	940
FW5872712, 29.46%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,052	2,052	2,051
FW5872779, 32.35%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	6,122	6,122	443
FW5872800, 24.74%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	3,891	3,891	284
FW5872853, 25.75%, 08/26/2030 (b)(c)	Upstart	8/26/2025	10,128	10,128	9,602
FW5873060, 32.35%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	5,098	5,098	372
FW5873072, 26.72%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,100	5,100	4,910
FW5873074, 30.85%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,700	1,700	126
FW5873217, 29.01%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,324	1,324	95
FW5873274, 31.23%, 08/26/2030 (b)(c)	Upstart	8/26/2025	772	772	777
FW5873489, 30.26%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	5,865	5,865	428
FW5873525, 29.67%, 08/26/2028 (b)(c)	Upstart	8/26/2025	2,298	2,298	2,257
FW5873526, 18.44%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,116	2,116	-
FW5873625, 29.67%, 01/26/2029 (b)(c)	Upstart	8/26/2025	1,826	1,826	1,794
FW5873653, 21.25%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	5,596	5,596	1,433
FW5873712, 28.85%, 01/26/2031 (b)(c)	Upstart	8/26/2025	3,256	3,256	3,233
FW5873733, 29.74%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	6,153	6,153	454
FW5873786, 17.95%, 08/26/2030 (b)(c)	Upstart	8/26/2025	24,710	24,710	24,481
FW5873936, 23.57%, 08/26/2028 (b)(c)	Upstart	8/26/2025	3,943	3,943	3,854
FW5873965, 17.16%, 08/26/2028 (b)(c)	Upstart	8/26/2025	30,839	30,839	29,749
FW5874374, 29.14%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	3,447	3,447	254
FW5874781, 31.90%, 08/26/2030 (b)(c)	Upstart	8/26/2025	20,439	20,439	21,195
FW5874796, 27.74%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,324	1,324	106
FW5874863, 28.11%, 08/26/2028 (b)(c)	Upstart	8/26/2025	868	868	841
FW5874996, 26.64%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	967	967	70
FW5875058, 30.04%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,524	1,524	1,541
FW5875085, 32.27%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	5,583	5,583	408
FW5875350, 26.79%, 01/26/2031 (b)(c)	Upstart	8/26/2025	1,159	1,159	1,117
FW5875363, 32.01%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,799	2,799	208
FW5875377, 32.33%, 01/26/2031 (b)(c)	Upstart	8/26/2025	6,115	6,115	6,476
FW5875439, 27.40%, 08/26/2030 (b)(c)	Upstart	8/26/2025	9,304	9,304	9,043
FW5875579, 28.29%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,279	1,279	1,260

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
FW5875622, 31.07%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	$2,401	$2,401	$230
FW5875720, 28.84%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	2,690	2,690	193
FW5875817, 30.13%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	7,230	7,230	2,179
FW5875843, 31.07%, 01/26/2031 (b)(c)	Upstart	8/26/2025	1,656	1,656	1,673
FW5875845, 31.88%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,866	2,866	2,961
FW5875912, 26.94%, 08/26/2030 (b)(c)	Upstart	8/26/2025	9,017	9,047	9,114
L5857570, 20.18%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,748	2,748	203
L5857815, 21.96%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,697	2,706	2,532
L5858046, 22.96%, 01/22/2031 (b)(c)(d)	Upstart	8/22/2025	9,438	9,438	678
L5858156, 17.44%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,026	1,026	1,019
L5858252, 20.56%, 01/22/2031 (b)(c)	Upstart	8/22/2025	6,901	6,901	6,610
L5858287, 22.56%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,701	2,701	2,560
L5858315, 20.46%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,289	3,289	236
L5858396, 25.98%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,211	2,211	2,198
L5858416, 21.66%, 08/22/2030 (b)(c)	Upstart	8/22/2025	9,003	9,030	7,245
L5858440, 23.80%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,498	1,498	1,494
L5858535, 21.73%, 08/22/2030 (b)(c)	Upstart	8/22/2025	8,984	8,984	8,759
L5858558, 16.76%, 08/22/2028 (b)(c)	Upstart	8/22/2025	2,080	2,080	1,998
L5858620, 22.88%, 08/22/2030 (b)(c)	Upstart	8/22/2025	8,604	8,604	6,830
L5858677, 18.21%, 08/22/2030 (b)(c)	Upstart	8/22/2025	35,571	35,571	35,359
L5858683, 19.82%, 08/22/2030 (b)(c)	Upstart	8/22/2025	5,094	5,094	4,830
L5858699, 17.70%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,232	1,232	1,216
L5858722, 24.03%, 08/22/2030 (b)(c)	Upstart	8/22/2025	4,291	4,291	4,148
L5858752, 17.09%, 08/22/2030 (b)(c)	Upstart	8/22/2025	4,415	4,415	4,316
L5858780, 24.87%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	3,377	3,377	245
L5858806, 23.20%, 08/26/2030 (b)(c)	Upstart	8/22/2025	13,468	13,468	12,894
L5858807, 20.62%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,077	1,077	1,033
L5858829, 23.01%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,803	1,803	1,720
L5858849, 20.67%, 08/22/2030 (b)(c)	Upstart	8/22/2025	5,374	5,374	4,953
L5858928, 23.41%, 08/22/2030 (b)(c)	Upstart	8/22/2025	903	903	866
L5858947, 20.88%, 08/22/2030 (b)(c)	Upstart	8/22/2025	7,168	7,168	6,626
L5859070, 20.08%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,693	2,693	312
L5859087, 20.98%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,705	2,712	2,609
L5859176, 20.50%, 01/22/2031 (b)(c)	Upstart	8/22/2025	7,253	7,253	6,959
L5859227, 19.19%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,600	2,600	2,451
L5859252, 23.26%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	2,300	2,300	-
L5859253, 19.22%, 08/22/2030 (b)(c)	Upstart	8/22/2025	961	961	751
L5859391, 26.16%, 01/22/2031 (b)(c)(d)	Upstart	8/22/2025	15,759	15,759	508
L5859427, 20.51%, 08/22/2030 (b)(c)	Upstart	8/22/2025	2,059	2,059	1,973
L5859691, 19.70%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	47,465	47,465	3,409
L5859836, 23.10%, 08/22/2028 (b)(c)(d)	Upstart	8/22/2025	1,073	1,073	78
L5859974, 14.83%, 08/22/2030 (b)(c)	Upstart	8/22/2025	12,848	12,848	12,142
L5860171, 16.58%, 08/22/2028 (b)(c)	Upstart	8/22/2025	770	770	738
L5860320, 19.37%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	4,466	4,466	333
L5860533, 14.18%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,318	1,318	1,233
L5860586, 17.06%, 01/25/2031 (b)(c)	Upstart	8/25/2025	14,349	14,349	14,045
L5860651, 23.22%, 08/22/2030 (b)(c)	Upstart	8/22/2025	3,428	3,428	3,137
L5860858, 17.06%, 08/22/2028 (b)(c)	Upstart	8/22/2025	1,773	1,773	1,641
L5860860, 21.62%, 08/22/2028 (b)(c)	Upstart	8/22/2025	2,432	2,432	2,335
L5860889, 26.18%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,461	1,461	1,394
L5860897, 23.10%, 01/22/2031 (b)(c)	Upstart	8/22/2025	2,677	2,677	2,596
L5860906, 25.03%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	4,253	4,253	314
L5860975, 20.47%, 08/22/2030 (b)(c)	Upstart	8/22/2025	20,151	20,151	19,287
L5861034, 20.54%, 08/22/2030 (b)(c)	Upstart	8/22/2025	8,129	8,129	7,791
L5861101, 23.09%, 08/22/2030 (b)(c)	Upstart	8/22/2025	1,626	1,626	1,552

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
L5861600, 22.44%, 08/22/2030 (b)(c)	Upstart	8/22/2025	$2,226	$2,226	$2,104
L5861745, 17.60%, 08/22/2030 (b)(c)(d)	Upstart	8/22/2025	42,892	42,892	3,166
L5862058, 14.80%, 08/25/2028 (b)(c)	Upstart	8/25/2025	2,876	2,876	2,706
L5862249, 21.27%, 01/25/2029 (b)(c)	Upstart	8/25/2025	26,759	26,817	25,584
L5863031, 20.97%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	1,862	1,862	1,779
L5863216, 26.08%, 08/25/2030 (b)(c)	Upstart	8/25/2025	9,706	9,706	9,265
L5864148, 26.28%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	13,480	13,480	3,006
L5864564, 21.53%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,646	3,657	3,547
L5864861, 16.28%, 08/25/2028 (b)(c)	Upstart	8/25/2025	769	769	736
L5865474, 18.63%, 08/25/2028 (b)(c)	Upstart	8/25/2025	2,946	2,946	2,765
L5865498, 20.42%, 08/25/2030 (b)(c)	Upstart	8/25/2025	3,087	3,087	3,163
L5865515, 22.15%, 01/25/2031 (b)(c)	Upstart	8/25/2025	2,174	2,174	2,048
L5865548, 24.02%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,420	1,420	1,376
L5865597, 15.99%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,416	4,416	4,249
L5865733, 17.97%, 08/25/2028 (b)(c)	Upstart	8/25/2025	851	851	827
L5865746, 17.46%, 08/25/2030 (b)(c)	Upstart	8/25/2025	7,921	7,921	7,259
L5866173, 19.31%, 08/25/2028 (b)(c)(d)	Upstart	8/25/2025	1,917	1,917	-
L5866360, 14.02%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,144	1,144	1,106
L5866488, 22.87%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,352	1,352	1,288
L5866677, 18.88%, 08/25/2030 (b)(c)	Upstart	8/25/2025	9,802	9,802	9,177
L5866688, 16.07%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,286	1,286	115
L5866788, 23.08%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	6,461	6,461	472
L5866806, 23.07%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,482	1,482	1,416
L5866940, 24.23%, 08/25/2030 (b)(c)	Upstart	8/25/2025	8,950	8,950	8,693
L5866957, 24.36%, 08/25/2028 (b)(c)	Upstart	8/25/2025	1,660	1,660	1,559
L5867019, 19.67%, 08/25/2030 (b)(c)	Upstart	8/25/2025	10,182	10,182	9,644
L5867086, 17.37%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	32,673	32,787	2,410
L5867096, 14.51%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,216	1,216	1,143
L5867144, 17.46%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,041	1,041	75
L5867437, 19.40%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,444	5,461	5,136
L5867456, 19.79%, 08/25/2030 (b)(c)	Upstart	8/25/2025	8,130	8,130	7,714
L5867562, 14.67%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,024	2,024	1,908
L5867599, 25.66%, 08/25/2030 (b)(c)	Upstart	8/25/2025	1,824	1,824	1,811
L5867650, 20.52%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,999	5,999	5,752
L5867718, 18.11%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	5,323	5,323	382
L5867748, 21.89%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,170	4,170	3,914
L5867776, 24.17%, 08/25/2030 (b)(c)	Upstart	8/25/2025	8,725	8,725	8,463
L5867828, 25.24%, 08/25/2030 (b)(c)	Upstart	8/25/2025	7,165	7,165	6,758
L5867830, 17.89%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,202	2,202	2,031
L5868087, 17.72%, 09/01/2030 (b)(c)	Upstart	8/25/2025	16,428	16,428	16,144
L5868234, 21.51%, 08/25/2030 (b)(c)	Upstart	8/25/2025	2,967	2,967	2,886
L5868475, 20.50%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	2,820	2,820	74
L5869352, 17.98%, 08/25/2030 (b)(c)	Upstart	8/25/2025	12,708	12,708	11,742
L5869458, 25.84%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	9,679	9,679	707
L5870236, 20.62%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	3,884	3,884	284
L5870380, 20.10%, 08/25/2030 (b)(c)	Upstart	8/25/2025	4,024	4,024	3,835
L5870407, 22.13%, 08/25/2030 (b)(c)(d)	Upstart	8/25/2025	1,213	1,213	102
L5870444, 16.06%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,038	5,038	4,850
L5871875, 19.78%, 08/25/2030 (b)(c)	Upstart	8/25/2025	5,092	5,092	4,831
L5872033, 21.55%, 11/26/2030 (b)(c)(d)	Upstart	8/26/2025	10,495	10,495	1,451
L5872829, 18.41%, 08/26/2030 (b)(c)	Upstart	8/26/2025	9,854	9,854	9,165
L5872963, 21.62%, 08/26/2028 (b)(c)	Upstart	8/26/2025	2,652	2,652	2,555
L5873067, 15.70%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	20,954	20,954	1,183
L5873302, 19.37%, 08/26/2028 (b)(c)(d)	Upstart	8/26/2025	3,400	3,400	253
L5873468, 15.83%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,413	1,413	1,356

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
L5873482, 13.56%, 08/26/2030 (b)(c)	Upstart	8/26/2025	$4,294	$4,294	$3,982
L5873555, 19.05%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	3,466	3,466	256
L5873635, 21.12%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,177	1,177	87
L5873752, 23.57%, 08/26/2030 (b)(c)	Upstart	8/26/2025	7,963	7,987	7,980
L5873851, 22.15%, 11/26/2030 (b)(c)	Upstart	8/26/2025	12,704	12,704	12,137
L5873896, 17.69%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,220	2,220	2,191
L5874368, 19.45%, 08/26/2030 (b)(c)	Upstart	8/26/2025	1,517	1,517	1,538
L5874504, 24.99%, 08/26/2028 (b)(c)	Upstart	8/26/2025	1,980	1,980	1,964
L5874652, 21.68%, 08/26/2030 (b)(c)	Upstart	8/26/2025	4,042	4,042	3,943
L5874719, 18.88%, 08/26/2030 (b)(c)	Upstart	8/26/2025	9,802	9,802	9,179
L5874950, 21.03%, 08/26/2030 (b)(c)	Upstart	8/26/2025	10,266	10,266	9,921
L5874968, 18.39%, 08/26/2030 (b)(c)	Upstart	8/26/2025	34,398	34,398	34,313
L5875087, 22.82%, 08/26/2030 (b)(c)	Upstart	8/26/2025	2,477	2,477	2,358
L5875501, 23.56%, 08/26/2030 (b)(c)(d)	Upstart	8/26/2025	1,100	1,100	-
L5875891, 21.88%, 08/26/2030 (b)(c)	Upstart	8/26/2025	31,111	31,111	30,425
L5875907, 22.62%, 08/26/2030 (b)(c)	Upstart	8/26/2025	6,172	6,172	5,854
L5875995, 18.64%, 08/26/2030 (b)(c)	Upstart	8/26/2025	5,402	5,402	5,411
L5876220, 19.16%, 01/26/2031 (b)(c)	Upstart	8/26/2025	3,868	3,868	3,900
L5876229, 17.56%, 08/26/2030 (b)(c)	Upstart	8/26/2025	45,349	45,483	41,586
L5876292, 18.19%, 08/26/2030 (b)(c)	Upstart	8/26/2025	22,231	22,231	22,109
Total Consumer Loans				4,618,437	3,361,408
Small Business Loans - 14.7%
United States - 14.7%
9951446, 4.67%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	3,199	2,988	3,117
9947878, 4.67%, 04/17/2027 (b)(c)(f)	Square	10/21/2025	271	253	267
10599088, 4.50%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	12,238	11,457	10,705
10941595, 5.73%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	6,411	5,897	5,990
10964990, 4.50%, 11/26/2027 (b)(c)(f)	Square	5/28/2026	46,345	43,385	43,557
9922314, 5.40%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	16,923	15,639	15,780
9989688, 6.41%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	25	23	24
9853056, 5.09%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	3,873	3,595	3,583
9776804, 5.09%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	350	325	345
10605248, 4.93%, 09/14/2027 (b)(c)(f)	Square	3/18/2026	7,141	6,644	6,891
9962170, 4.66%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	12,214	11,407	11,923
10380071, 4.50%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	8,360	7,826	8,070
10855805, 6.37%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	282	257	264
10232884, 4.49%, 06/21/2027 (b)(c)(f)	Square	12/24/2025	1,326	1,241	1,286
10490430, 4.56%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	297	278	289
10173837, 4.50%, 06/07/2027 (b)(c)(f)	Square	12/10/2025	3,446	3,226	3,259
9800160, 4.66%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	1,562	1,459	1,522
10420915, 6.39%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	1,485	1,353	1,311
10868619, 6.09%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	24,895	22,783	23,125
10176227, 6.09%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	1,055	965	961
9750218, 4.66%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	1,104	1,031	1,081
10350662, 6.10%, 07/20/2027 (b)(c)(f)	Square	1/22/2026	1,246	1,140	1,191
9826973, 4.66%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	3,552	3,317	3,430
10198259, 4.50%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	3,614	3,383	3,517
10007102, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	10,007	9,368	9,842
10029670, 4.50%, 05/05/2027 (b)(c)(f)	Square	11/7/2025	2,652	2,482	2,539
10260846, 4.93%, 06/29/2027 (b)(c)(f)	Square	12/31/2025	6,955	6,471	6,376
10691252, 4.93%, 10/01/2027 (b)(c)(f)	Square	4/3/2026	6,519	6,065	6,158
10088122, 4.50%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	4,698	4,398	4,582
9831969, 6.41%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	2,893	2,635	2,001
10788844, 6.09%, 10/20/2027 (b)(c)(f)	Square	4/22/2026	3,766	3,447	3,532
10569391, 5.24%, 09/06/2027 (b)(c)(f)	Square	3/10/2026	8,725	8,082	8,196

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10644574, 6.09%, 09/23/2027 (b)(c)(f)	Square	3/25/2026	$3,242	$2,966	$3,023
9830280, 5.09%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	406	377	399
10153427, 4.50%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	5,725	5,360	5,479
10036696, 4.50%, 05/06/2027 (b)(c)(f)	Square	11/10/2025	43,431	40,657	22,613
10311475, 5.48%, 07/10/2027 (b)(c)(f)	Square	1/14/2026	1,265	1,168	1,237
10080272, 4.50%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	3,621	3,390	3,501
9742287, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	6,291	5,876	4,962
10401637, 4.50%, 08/01/2027 (b)(c)(f)	Square	2/4/2026	14,956	14,000	14,481
11037544, 4.50%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	3,735	3,497	3,502
10153240, 5.48%, 06/02/2027 (b)(c)(f)	Square	12/4/2025	4,539	4,190	3,901
10889316, 6.39%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	4,863	4,432	4,559
9882614, 6.56%, 04/02/2027 (b)(c)(d)(f)	Square	10/6/2025	9,713	8,830	183
10450789, 4.50%, 08/11/2027 (b)(c)(f)	Square	2/13/2026	30,418	28,475	29,314
10855344, 6.24%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	1,604	1,465	1,525
10783155, 4.50%, 10/19/2027 (b)(c)(f)	Square	4/22/2026	8,167	7,645	7,756
10864715, 4.50%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	7,252	6,789	6,867
10040163, 4.50%, 05/06/2027 (b)(c)(f)	Square	11/10/2025	12,579	11,775	12,178
10238111, 6.09%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	5,485	5,020	4,866
9853998, 6.25%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	965	881	876
10236327, 6.40%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	6,894	6,282	3,813
9857638, 6.25%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	1,348	1,231	1,288
11055349, 5.24%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	3,763	3,486	3,491
9786625, 5.64%, 03/11/2027 (b)(c)(f)	Square	9/15/2025	3,919	3,609	3,784
9976099, 4.66%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	16,716	15,611	16,325
10050204, 4.50%, 05/08/2027 (b)(c)(f)	Square	11/13/2025	1,864	1,745	1,830
10649526, 4.50%, 09/24/2027 (b)(c)(f)	Square	3/26/2026	36,821	34,469	34,769
10195140, 4.50%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	7,676	7,186	7,423
11098511, 4.50%, 12/21/2027 (b)(c)(f)	Square	6/24/2026	8,409	7,872	7,875
9951676, 5.89%, 04/18/2027 (b)(c)(d)(f)	Square	10/22/2025	28,935	26,554	574
9732078, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	9,568	8,936	9,252
10357052, 4.50%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	1,939	1,815	1,863
9875140, 4.66%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	5,038	4,705	4,716
10429910, 6.39%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	4,808	4,381	4,324
10983231, 5.73%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	6,657	6,124	6,262
10598880, 4.93%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	1,499	1,395	1,461
10121517, 4.50%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	7,395	6,923	7,205
11005679, 5.49%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	896	827	830
10496521, 4.51%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	2,962	2,773	2,846
10844808, 6.39%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	7,762	7,073	7,170
9979314, 4.66%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	17,914	16,730	17,477
11094731, 6.42%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	1,305	1,189	1,186
10337925, 6.09%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	2,241	2,051	2,166
9929675, 5.64%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	3,195	2,942	3,052
9852666, 5.40%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	16,611	15,351	3,775
11086887, 6.39%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	1,651	1,505	1,503
10904935, 6.39%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	370	337	351
10354566, 4.93%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	1,264	1,176	1,228
10108885, 6.37%, 05/22/2027 (b)(c)(f)	Square	11/26/2025	226	206	218
10324110, 4.50%, 07/14/2027 (b)(c)(f)	Square	1/16/2026	4,086	3,825	3,970
10968659, 6.40%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	1,667	1,519	1,594
9801786, 4.67%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	2,091	1,953	2,039
10645194, 4.50%, 09/23/2027 (b)(c)(f)	Square	3/25/2026	38,939	36,451	37,431
10585763, 6.39%, 09/10/2027 (b)(c)(f)	Square	3/13/2026	10,969	9,996	10,242
10334202, 5.72%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	15,369	14,138	14,707
10252801, 4.50%, 06/26/2027 (b)(c)(f)	Square	12/30/2025	2,375	2,223	2,302

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10870596, 5.23%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	$2,659	$2,463	$2,475
11084771, 5.23%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	12,942	11,988	11,998
10077781, 5.26%, 05/16/2027 (b)(c)(f)	Square	11/19/2025	426	394	374
9850491, 5.09%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	1,242	1,153	1,196
10385079, 4.50%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	3,229	3,023	3,122
10377235, 5.28%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	188	174	181
9803762, 6.19%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	428	391	386
10423278, 4.51%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	1,716	1,606	1,642
10477151, 4.50%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	13,738	12,860	13,167
10344237, 4.92%, 07/17/2027 (b)(c)(f)	Square	1/22/2026	2,344	2,182	2,150
10853894, 5.48%, 11/02/2027 (b)(c)(f)	Square	5/6/2026	2,673	2,467	2,519
9736918, 4.67%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	583	545	569
10746508, 5.26%, 10/10/2027 (b)(c)(f)	Square	4/14/2026	1,335	1,237	1,292
11090589, 6.08%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	2,479	2,269	2,269
9846602, 6.56%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	1,230	1,118	920
10215714, 4.50%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	5,822	5,450	5,012
10311196, 6.38%, 07/10/2027 (b)(c)(f)	Square	1/14/2026	633	577	612
10172001, 6.10%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	2,107	1,928	1,268
9874709, 4.67%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	1,528	1,427	1,186
10203630, 4.50%, 06/13/2027 (b)(c)(f)	Square	12/17/2025	1,336	1,250	1,312
10375246, 6.07%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	984	901	618
10421740, 5.23%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	3,599	3,334	2,750
9762162, 4.67%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	2,735	2,554	2,547
10061517, 4.49%, 05/12/2027 (b)(c)(f)	Square	11/14/2025	1,840	1,723	1,797
10972496, 5.27%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	6,584	6,096	5,316
10202843, 4.50%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	4,693	4,393	4,520
10580331, 4.49%, 09/10/2027 (b)(c)(f)	Square	3/12/2026	4,140	3,876	3,634
10362268, 5.72%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	24,713	22,734	23,661
10108793, 4.50%, 05/22/2027 (b)(c)(f)	Square	11/26/2025	1,884	1,763	1,822
10981003, 5.48%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	8,263	7,627	7,788
9822897, 6.58%, 03/21/2027 (b)(c)(f)	Square	9/24/2025	272	247	263
10291301, 6.08%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	484	443	470
10533260, 5.24%, 09/01/2027 (b)(c)(f)	Square	3/4/2026	8,785	8,138	8,350
9831107, 6.55%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	350	319	326
9963874, 4.67%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	3,118	2,912	3,018
10120250, 4.50%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	2,212	2,071	2,162
10746866, 4.50%, 10/11/2027 (b)(c)(f)	Square	4/15/2026	10,071	9,428	9,576
9803339, 6.56%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	1,522	1,384	254
10410685, 4.50%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	2,739	2,564	2,412
10664034, 4.50%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	4,028	3,770	3,821
10601943, 4.49%, 09/13/2027 (b)(c)(f)	Square	3/17/2026	1,818	1,702	1,731
9844404, 5.38%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	478	442	461
10053752, 4.50%, 05/10/2027 (b)(c)(f)	Square	11/13/2025	3,397	3,180	2,931
9896936, 6.56%, 04/06/2027 (b)(c)(f)	Square	10/8/2025	863	784	842
10123090, 6.39%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	2,900	2,642	2,652
10400656, 6.37%, 07/31/2027 (b)(c)(f)	Square	2/4/2026	513	468	472
9856784, 6.56%, 03/28/2027 (b)(c)(d)(f)	Square	10/1/2025	639	580	254
9776828, 5.89%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	17,990	16,510	12,885
10502880, 6.09%, 08/23/2027 (b)(c)(f)	Square	2/25/2026	12,912	11,817	11,691
10413186, 6.04%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	737	675	365
11074805, 6.24%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	4,530	4,137	4,125
10895860, 6.02%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	2,912	2,667	2,763
11113410, 4.50%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	16,173	15,139	15,141
9869995, 6.56%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	956	869	870
10437657, 4.50%, 08/09/2027 (b)(c)(f)	Square	2/11/2026	3,768	3,527	3,602

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10122538, 5.23%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	$1,977	$1,831	$1,408
9775594, 5.44%, 03/09/2027 (b)(c)(d)(f)	Square	9/11/2025	1,132	1,046	13
11070068, 5.26%, 12/15/2027 (b)(c)(f)	Square	6/17/2026	2,407	2,229	2,216
10323632, 4.92%, 07/13/2027 (b)(c)(f)	Square	1/15/2026	2,402	2,235	2,345
10991493, 4.49%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	2,173	2,034	2,047
10597795, 5.25%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	1,188	1,100	1,161
10792747, 6.09%, 10/21/2027 (b)(c)(f)	Square	4/23/2026	56,052	51,296	44,281
9795588, 5.40%, 03/14/2027 (b)(c)(f)	Square	9/17/2025	2,037	1,883	1,811
10091522, 4.50%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	669	626	655
10149677, 5.72%, 06/02/2027 (b)(c)(f)	Square	12/4/2025	5,736	5,277	5,566
9854059, 5.89%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	7,074	6,495	6,520
11066142, 5.23%, 12/15/2027 (b)(c)(f)	Square	6/17/2026	70,156	64,988	64,989
10637575, 4.50%, 09/21/2027 (b)(c)(f)	Square	3/25/2026	6,840	6,403	6,559
11031895, 5.26%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	1,322	1,224	1,220
10085898, 6.03%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	1,641	1,503	1,327
10104932, 4.50%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	12,433	11,639	12,103
10621986, 6.09%, 09/18/2027 (b)(c)(f)	Square	3/20/2026	13,831	12,657	12,527
10172277, 4.93%, 06/06/2027 (b)(c)(f)	Square	12/10/2025	1,846	1,718	1,792
10365971, 4.50%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	11,169	10,456	10,958
10672811, 5.48%, 09/29/2027 (b)(c)(f)	Square	4/1/2026	7,027	6,487	6,643
10471819, 4.92%, 08/16/2027 (b)(c)(f)	Square	2/19/2026	3,221	2,997	3,116
10344003, 6.39%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	707	645	543
9961128, 4.66%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	16,110	15,045	15,223
9747089, 4.66%, 03/02/2027 (b)(c)(f)	Square	9/4/2025	2,631	2,457	2,593
10361948, 6.00%, 07/22/2027 (b)(c)(d)(f)	Square	1/26/2026	1,075	985	25
10465925, 6.09%, 08/13/2027 (b)(c)(f)	Square	2/18/2026	1,748	1,600	1,698
9926990, 6.41%, 04/13/2027 (b)(c)(d)(f)	Square	10/16/2025	49,589	45,177	440
9815450, 6.41%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	860	783	542
9814033, 6.57%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	770	700	742
10583339, 5.48%, 09/10/2027 (b)(c)(f)	Square	3/12/2026	1,615	1,491	1,571
10469664, 4.93%, 08/14/2027 (b)(c)(f)	Square	2/19/2026	11,984	11,150	11,247
9930920, 5.09%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	18,950	17,589	16,832
10598428, 6.39%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	6,418	5,848	5,228
10219479, 4.51%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	1,061	993	1,034
9790021, 6.27%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	689	629	621
10458125, 4.51%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	2,237	2,093	2,162
10027890, 4.51%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	1,942	1,818	1,875
10292993, 4.50%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	1,313	1,229	1,274
11115884, 4.93%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	14,404	13,401	13,399
10888585, 6.09%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	8,586	7,857	7,857
9804144, 5.88%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	229	210	221
11044518, 4.50%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	9,430	8,828	8,844
10343136, 6.40%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	794	723	765
10695877, 4.49%, 10/02/2027 (b)(c)(f)	Square	4/6/2026	5,112	4,786	4,858
10934534, 4.50%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	20,815	19,485	19,557
10083793, 4.93%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	2,751	2,559	2,635
10686294, 6.39%, 09/30/2027 (b)(c)(f)	Square	4/2/2026	1,157	1,054	1,078
10374083, 4.50%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	7,365	6,895	7,141
10967151, 4.50%, 11/26/2027 (b)(c)(f)	Square	5/28/2026	6,588	6,167	6,245
10165646, 4.50%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	2,705	2,532	2,613
10101215, 4.93%, 05/20/2027 (b)(c)(f)	Square	11/24/2025	13,111	12,198	12,554
10381316, 6.09%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	15,877	14,530	15,064
10963803, 5.27%, 11/26/2027 (b)(c)(f)	Square	5/28/2026	1,546	1,432	1,513
10090887, 4.50%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	21,701	20,314	9,183
9916378, 6.55%, 04/09/2027 (b)(c)(d)(f)	Square	10/14/2025	1,187	1,079	14

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10631138, 4.50%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	$36,065	$33,761	$34,379
10045681, 6.23%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	518	474	373
9941284, 5.89%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	989	907	957
10618785, 4.93%, 09/18/2027 (b)(c)(f)	Square	3/20/2026	33,367	31,044	30,410
9968752, 5.09%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	6,002	5,571	5,790
10760446, 4.51%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	3,462	3,240	3,271
10170818, 4.50%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	1,357	1,271	1,338
10493076, 6.09%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	2,451	2,243	2,216
9838395, 4.67%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	3,567	3,331	3,346
10074153, 6.24%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	1,885	1,721	1,145
10215559, 6.25%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	198	181	191
10959265, 6.09%, 11/23/2027 (b)(c)(f)	Square	5/28/2026	2,938	2,689	2,747
10514577, 4.50%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	3,352	3,138	3,237
10089539, 4.49%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	2,452	2,295	2,383
11115119, 6.03%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	5,750	5,266	5,255
10852040, 4.49%, 11/01/2027 (b)(c)(f)	Square	5/5/2026	3,853	3,607	3,651
10523586, 6.07%, 08/26/2027 (b)(c)(f)	Square	3/2/2026	954	873	879
9867695, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	1,799	1,680	1,736
10630949, 5.72%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	1,158	1,065	1,126
10939142, 4.50%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	1,721	1,611	1,631
9885353, 4.67%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	1,613	1,506	1,576
10491088, 5.72%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	13,576	12,489	13,260
10171877, 4.49%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	1,565	1,465	1,530
10461405, 6.37%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	333	303	322
11090345, 4.50%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	8,596	8,047	8,051
10158534, 5.48%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	5,853	5,403	5,559
10004295, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	216	202	214
10912281, 4.92%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	4,167	3,877	3,906
10154144, 4.50%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	5,242	4,907	5,053
10305933, 4.93%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	4,563	4,245	4,368
10032355, 4.93%, 05/05/2027 (b)(c)(f)	Square	11/7/2025	25,765	23,972	24,730
10936235, 6.09%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	27,769	25,413	25,948
10900953, 4.50%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	9,038	8,461	8,550
9986447, 4.67%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	3,094	2,890	2,998
10899961, 4.50%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	9,471	8,866	8,953
10024375, 4.50%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	882	825	861
11106033, 6.39%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	5,102	4,649	4,648
10318844, 4.49%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	1,427	1,336	1,389
10209284, 4.93%, 06/15/2027 (b)(c)(f)	Square	12/17/2025	19,895	18,510	18,858
9958190, 5.89%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	5,672	5,206	5,499
10909799, 4.50%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	78,096	73,107	73,808
9738948, 6.42%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	331	301	296
10855104, 6.25%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	6,399	5,843	5,757
10206975, 4.50%, 06/15/2027 (b)(c)(f)	Square	12/17/2025	3,834	3,589	3,721
9936323, 4.67%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	2,033	1,898	1,984
10207812, 5.24%, 06/15/2027 (b)(c)(f)	Square	12/17/2025	5,601	5,189	5,355
10047881, 4.50%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	6,098	5,708	5,879
10444831, 4.50%, 08/10/2027 (b)(c)(f)	Square	2/12/2026	1,834	1,717	1,774
10905308, 5.72%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	2,634	2,423	2,459
10132982, 6.39%, 05/27/2027 (b)(c)(d)(f)	Square	12/2/2025	967	881	507
10711281, 4.92%, 10/06/2027 (b)(c)(f)	Square	4/8/2026	3,937	3,663	3,716
10664358, 4.50%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	3,419	3,201	3,264
10063106, 6.40%, 05/12/2027 (b)(c)(f)	Square	11/14/2025	622	566	597
10957563, 4.93%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	8,015	7,456	7,216
10310406, 5.26%, 07/09/2027 (b)(c)(f)	Square	1/13/2026	5,040	4,667	4,064
10937568, 4.93%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	9,818	9,135	8,803

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10073433, 4.50%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	$4,352	$4,075	$4,132
10959064, 6.39%, 11/23/2027 (b)(c)(f)	Square	5/28/2026	2,494	2,273	2,348
9800906, 5.09%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	6,830	6,339	4,731
9850661, 5.09%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	22,804	21,166	19,639
11053457, 4.50%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	47,329	44,306	44,346
10379540, 5.72%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	1,665	1,532	1,622
10844692, 6.40%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	1,078	983	1,014
11008332, 4.50%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	10,924	10,227	10,250
9735963, 6.56%, 02/28/2027 (b)(c)(d)(f)	Square	9/2/2025	15,882	14,438	125
10898078, 5.26%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	3,655	3,385	3,500
9813243, 6.20%, 03/18/2027 (b)(c)(d)(f)	Square	9/22/2025	2,167	1,980	369
9781197, 4.66%, 03/10/2027 (b)(c)(f)	Square	9/12/2025	3,796	3,545	3,663
10448058, 4.50%, 08/11/2027 (b)(c)(f)	Square	2/13/2026	30,933	28,957	29,026
9918895, 5.64%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	17,481	16,099	17,067
10369465, 5.72%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	1,039	956	953
11035093, 4.50%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	12,374	11,583	11,605
10146738, 4.50%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	1,860	1,741	1,818
10484657, 4.50%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	2,652	2,483	2,532
10417296, 4.51%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	760	711	735
10893676, 4.49%, 11/10/2027 (b)(c)(f)	Square	5/13/2026	5,372	5,029	5,086
10470392, 4.50%, 08/14/2027 (b)(c)(f)	Square	2/19/2026	15,357	14,376	15,012
11095142, 5.23%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	7,011	6,495	6,497
10447057, 4.92%, 08/11/2027 (b)(c)(f)	Square	2/13/2026	1,779	1,656	1,626
10853743, 4.93%, 11/02/2027 (b)(c)(f)	Square	5/6/2026	3,524	3,279	3,090
10427194, 4.50%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	8,364	7,830	8,207
10318251, 4.51%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	1,650	1,544	1,609
10045206, 5.28%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	212	196	185
10909288, 5.72%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	9,218	8,479	8,635
10831799, 4.51%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	2,538	2,376	2,402
10202323, 4.49%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	2,356	2,206	2,277
11043273, 5.22%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	2,411	2,233	2,236
10231782, 4.50%, 06/20/2027 (b)(c)(f)	Square	12/24/2025	7,995	7,484	7,642
10428694, 4.50%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	4,445	4,161	4,335
10780066, 5.27%, 10/17/2027 (b)(c)(f)	Square	4/21/2026	8,562	7,927	5,363
10905154, 6.40%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	2,564	2,336	2,397
10319126, 4.50%, 07/13/2027 (b)(c)(f)	Square	1/15/2026	39,352	36,839	34,500
10958884, 6.24%, 11/23/2027 (b)(c)(f)	Square	5/28/2026	6,241	5,699	5,845
9837096, 4.66%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	32,909	30,735	31,587
10904949, 5.26%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	2,787	2,581	2,648
9767108, 5.09%, 03/06/2027 (b)(c)(f)	Square	9/10/2025	1,423	1,320	1,299
9779985, 5.09%, 03/10/2027 (b)(c)(f)	Square	9/12/2025	114	106	114
9809515, 4.66%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	1,211	1,131	1,139
10211110, 4.50%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	6,020	5,636	5,661
10146233, 4.92%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	1,478	1,375	1,403
9765286, 5.09%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	3,115	2,891	3,048
10375942, 4.50%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	3,047	2,853	2,638
10942966, 6.41%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	2,143	1,953	2,008
9838522, 5.65%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	859	791	828
11111784, 6.03%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	6,949	6,365	6,350
9978102, 5.09%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	1,973	1,832	1,784
10369076, 4.50%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	7,175	6,716	6,830
10408590, 6.10%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	1,323	1,211	1,269
10006210, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	20,157	18,869	19,114
10112459, 4.50%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	1,000	936	980
9855929, 5.10%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	1,743	1,617	1,680

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10393957, 4.50%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	$8,598	$8,048	$8,415
9995276, 4.67%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	1,652	1,543	1,591
10316461, 4.50%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	5,041	4,719	4,881
9903542, 6.57%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	430	391	419
10377042, 5.72%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	2,493	2,293	2,388
10514741, 6.09%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	14,521	13,289	13,903
10249395, 4.50%, 06/24/2027 (b)(c)(f)	Square	12/29/2025	5,281	4,944	4,533
9965828, 5.89%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	3,710	3,408	3,552
11107650, 6.39%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	6,749	6,150	6,145
11114805, 5.72%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	12,885	11,854	11,851
10700770, 5.23%, 10/03/2027 (b)(c)(f)	Square	4/7/2026	17,583	16,288	16,203
10162528, 4.50%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	2,907	2,722	2,817
10782035, 5.23%, 10/18/2027 (b)(c)(f)	Square	4/22/2026	8,059	7,465	7,617
9982962, 6.25%, 04/26/2027 (b)(c)(f)	Square	10/29/2025	12	11	11
9824486, 5.39%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	2,721	2,515	1,653
9826203, 5.40%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	2,624	2,425	2,581
9904296, 4.66%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	6,214	5,804	5,859
10916068, 4.50%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	5,377	5,033	5,050
9930435, 4.66%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	2,802	2,617	2,728
9825303, 5.09%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	11,577	10,746	11,174
10667213, 4.50%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	4,485	4,199	4,285
11050224, 6.09%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	6,606	6,045	6,037
10041294, 4.93%, 05/06/2027 (b)(c)(f)	Square	11/10/2025	13,546	12,603	13,226
11074213, 4.50%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	14,192	13,285	13,301
11107970, 5.26%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	21,677	20,071	20,033
10723965, 4.50%, 10/08/2027 (b)(c)(f)	Square	4/10/2026	13,709	12,833	12,968
10579887, 6.09%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	2,052	1,878	1,858
10495107, 6.39%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	2,305	2,100	1,883
9869142, 6.56%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	1,676	1,524	1,194
10479863, 6.11%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	809	740	775
9738674, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	656	613	650
11071421, 4.50%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	12,047	11,277	11,291
10973781, 6.24%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	3,819	3,487	3,585
9975482, 5.40%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	2,457	2,270	507
11066056, 5.26%, 12/15/2027 (b)(c)(f)	Square	6/17/2026	1,344	1,244	1,242
10227855, 5.72%, 06/19/2027 (b)(c)(f)	Square	12/23/2025	7,051	6,487	6,798
10825109, 6.24%, 10/27/2027 (b)(c)(f)	Square	4/29/2026	24,273	22,166	22,622
10356530, 4.93%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	1,504	1,399	1,376
9978039, 4.66%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	1,147	1,071	1,110
10219851, 4.50%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	2,155	2,017	2,081
11103233, 6.24%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	4,144	3,784	3,775
10941118, 5.48%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	10,267	9,477	9,660
10985104, 5.48%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	2,917	2,693	2,745
9945710, 6.56%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	1,221	1,110	843
9776739, 4.66%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	2,732	2,551	2,220
10343811, 5.48%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	4,719	4,356	4,545
11021623, 6.39%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	5,110	4,657	4,669
9875895, 4.66%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	16,320	15,242	13,202
10027952, 4.50%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	6,499	6,084	6,325
10194913, 4.92%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	2,170	2,019	2,043
9822238, 6.26%, 03/21/2027 (b)(c)(f)	Square	9/24/2025	7,858	7,175	7,074
9942053, 6.26%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	12,998	11,867	11,423
10835411, 5.26%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	2,498	2,313	2,226
10412953, 5.24%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	3,438	3,184	3,322
10540597, 5.23%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	1,569	1,453	1,453

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10084414, 4.50%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	$2,164	$2,026	$2,101
10740777, 6.08%, 10/09/2027 (b)(c)(f)	Square	4/13/2026	819	749	779
9738965, 5.40%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	1,976	1,826	1,813
10892468, 5.48%, 11/09/2027 (b)(c)(f)	Square	5/13/2026	9,451	8,724	8,897
10460157, 4.50%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	1,921	1,798	1,887
10478324, 6.39%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	2,519	2,295	2,440
9951416, 5.65%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	1,438	1,324	1,400
9766886, 5.10%, 03/06/2027 (b)(c)(f)	Square	9/10/2025	777	721	761
10459603, 4.49%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	2,615	2,448	2,482
10150741, 5.48%, 06/02/2027 (b)(c)(f)	Square	12/4/2025	5,058	4,669	3,447
10967833, 5.23%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	4,601	4,262	4,337
10952974, 6.39%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	1,331	1,213	1,242
9902962, 4.67%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	1,082	1,011	1,064
10446020, 4.50%, 08/11/2027 (b)(c)(f)	Square	2/13/2026	8,201	7,677	7,926
9932214, 4.67%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	5,608	5,238	5,438
9889976, 4.66%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	1,142	1,066	1,126
10155041, 5.47%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	2,458	2,270	2,088
9949050, 5.10%, 04/17/2027 (b)(c)(f)	Square	10/21/2025	667	619	633
10633266, 4.51%, 09/20/2027 (b)(c)(f)	Square	3/24/2026	2,939	2,751	2,809
9812869, 5.64%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	1,341	1,235	1,026
10594598, 4.50%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	12,199	11,420	11,697
10978011, 4.50%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	5,094	4,768	4,811
10180420, 4.50%, 06/09/2027 (b)(c)(f)	Square	12/11/2025	954	894	936
10664668, 6.24%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	849	776	772
10213473, 4.49%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	1,514	1,417	1,425
10413384, 5.26%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	396	367	366
10399237, 6.39%, 07/30/2027 (b)(c)(f)	Square	2/3/2026	6,782	6,180	6,041
9982015, 4.66%, 04/25/2027 (b)(c)(f)	Square	10/29/2025	12,759	11,916	12,244
11108569, 6.09%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	19,206	17,577	17,565
10522887, 4.50%, 08/26/2027 (b)(c)(f)	Square	3/2/2026	6,921	6,479	6,623
10920836, 4.92%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	1,890	1,759	1,785
10175170, 5.47%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	6,412	5,919	4,274
9992387, 6.26%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	34,250	31,270	32,643
10499839, 5.24%, 08/21/2027 (b)(c)(f)	Square	2/25/2026	2,342	2,169	2,172
10470266, 5.23%, 08/14/2027 (b)(c)(f)	Square	2/19/2026	665	616	60
10697808, 5.72%, 10/02/2027 (b)(c)(f)	Square	4/6/2026	50,936	46,856	29,408
9991238, 6.57%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	704	640	564
9830706, 5.09%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	3,339	3,099	3,235
10490298, 4.50%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	2,549	2,386	2,421
10365889, 6.40%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	2,312	2,107	1,933
9793512, 6.56%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	600	546	540
9751602, 4.66%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	12,498	11,672	12,228
11075350, 4.50%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	5,337	4,996	5,000
10291772, 4.50%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	12,659	11,850	12,141
10943520, 4.50%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	8,073	7,558	7,638
10987753, 6.24%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	53,369	48,736	48,980
9832046, 6.56%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	23,909	21,736	11,059
10787801, 4.50%, 10/20/2027 (b)(c)(f)	Square	4/22/2026	4,257	3,985	4,046
10147067, 4.50%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	2,305	2,158	2,253
10506199, 4.49%, 08/23/2027 (b)(c)(f)	Square	2/25/2026	1,695	1,587	1,631
10920663, 4.50%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	5,856	5,482	5,536
10721553, 4.50%, 10/07/2027 (b)(c)(f)	Square	4/9/2026	2,877	2,693	2,732
10466288, 4.93%, 08/13/2027 (b)(c)(f)	Square	2/18/2026	6,449	6,000	6,093
10695635, 6.40%, 10/02/2027 (b)(c)(f)	Square	4/6/2026	1,603	1,460	1,392
11035848, 6.37%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	908	828	824

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10213198, 5.71%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	$923	$849	$827
10217681, 4.50%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	20,161	18,873	19,013
10923509, 5.72%, 11/15/2027 (b)(c)(f)	Square	5/19/2026	31,739	29,197	29,460
10150933, 4.50%, 06/02/2027 (b)(c)(d)(f)	Square	12/4/2025	8,042	7,528	158
11084681, 4.49%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	3,870	3,623	3,626
9926349, 6.54%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	822	748	633
10481386, 6.39%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	5,105	4,652	4,941
10943206, 6.24%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	4,786	4,371	4,533
10229125, 4.50%, 06/19/2027 (b)(c)(f)	Square	12/23/2025	19,924	18,651	19,050
10127064, 4.50%, 05/26/2027 (b)(c)(f)	Square	12/1/2025	3,211	3,005	3,136
9867906, 6.56%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	550	500	530
10421379, 4.93%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	1,291	1,201	1,233
10211688, 5.48%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	2,255	2,082	2,061
10337668, 5.24%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	1,884	1,745	489
9998709, 4.66%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	3,226	3,013	3,152
9964977, 6.56%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	901	819	795
9983011, 5.89%, 04/26/2027 (b)(c)(f)	Square	10/29/2025	259	237	253
9924511, 6.55%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	538	489	504
10507352, 4.94%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	2,397	2,230	2,242
11000379, 4.50%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	5,636	5,276	5,282
10341287, 5.47%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	1,331	1,229	1,283
9737379, 5.64%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	3,005	2,767	2,477
10500252, 5.47%, 08/21/2027 (b)(c)(f)	Square	2/25/2026	1,242	1,147	1,175
10479921, 6.09%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	2,707	2,478	2,536
10720663, 6.40%, 10/07/2027 (b)(c)(f)	Square	4/9/2026	3,993	3,638	3,749
10954217, 4.50%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	11,031	10,326	10,360
10375601, 5.23%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	1,525	1,413	1,451
10610558, 4.50%, 09/16/2027 (b)(c)(f)	Square	3/18/2026	10,001	9,362	8,835
9797155, 5.89%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	14,789	13,573	13,832
9830167, 4.67%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	954	891	940
9772280, 6.56%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	1,631	1,483	1,551
9952250, 6.56%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	4,017	3,651	627
10394669, 4.50%, 07/30/2027 (b)(c)(f)	Square	2/3/2026	3,752	3,513	3,636
9959629, 6.26%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	1,491	1,361	1,462
10665535, 4.50%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	6,493	6,079	6,255
10679400, 4.50%, 09/30/2027 (b)(c)(f)	Square	4/1/2026	5,469	5,119	5,145
9952285, 6.55%, 04/19/2027 (b)(c)(f)	Square	10/22/2025	898	816	764
10844354, 5.73%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	5,590	5,142	5,215
10980913, 6.10%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	2,584	2,365	2,395
10653024, 4.50%, 09/25/2027 (b)(c)(f)	Square	3/27/2026	5,864	5,489	5,617
11005753, 4.50%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	8,384	7,848	7,867
10835118, 6.39%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	7,975	7,267	7,441
10538476, 5.73%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	2,765	2,543	2,692
10889266, 6.26%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	1,178	1,076	1,104
10932398, 5.29%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	619	573	595
10932417, 5.25%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	1,616	1,496	1,532
11055886, 5.26%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	4,374	4,050	4,005
9767565, 4.66%, 03/06/2027 (b)(c)(f)	Square	9/10/2025	3,713	3,468	3,609
10053653, 6.08%, 05/10/2027 (b)(c)(d)(f)	Square	11/13/2025	2,378	2,177	46
9777241, 5.89%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	2,789	2,560	2,219
9778237, 6.56%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	11,020	10,018	1,971
10413461, 6.42%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	789	719	703
9833256, 5.64%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	1,635	1,506	1,555
11061513, 4.50%, 12/13/2027 (b)(c)(f)	Square	6/17/2026	3,523	3,298	3,302
9800282, 6.56%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	1,702	1,548	1,582

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
11106120, 4.51%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	$3,909	$3,658	$3,659
10069244, 4.50%, 05/13/2027 (b)(c)(f)	Square	11/17/2025	12,640	11,832	12,282
10871476, 5.23%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	61,438	56,911	57,571
10825944, 6.39%, 10/28/2027 (b)(c)(f)	Square	4/30/2026	5,054	4,605	4,574
9831442, 5.65%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	5,321	4,900	2,730
10030580, 4.93%, 05/05/2027 (b)(c)(f)	Square	11/7/2025	2,456	2,285	2,407
10213310, 4.50%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	3,021	2,828	2,616
11028925, 5.49%, 12/07/2027 (b)(c)(f)	Square	6/10/2026	1,719	1,586	1,586
9743266, 6.57%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	1,228	1,116	220
9762704, 6.56%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	1,805	1,641	1,713
9825683, 4.66%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	7,777	7,263	7,611
10919319, 5.72%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	17,377	15,985	16,272
11000250, 5.47%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	2,389	2,206	2,203
10753816, 4.50%, 10/13/2027 (b)(c)(f)	Square	4/15/2026	42,888	40,148	40,613
9986581, 4.66%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	6,141	5,736	5,966
10932515, 5.26%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	14,798	13,702	14,084
10211917, 5.73%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	1,070	984	970
10391967, 4.50%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	4,346	4,068	3,789
11098789, 4.50%, 12/21/2027 (b)(c)(f)	Square	6/24/2026	3,317	3,105	3,106
10570021, 4.50%, 09/06/2027 (b)(c)(f)	Square	3/10/2026	8,124	7,605	7,770
9867789, 5.09%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	2,670	2,478	2,464
9977998, 6.25%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	368	336	360
10327535, 5.24%, 07/14/2027 (b)(c)(f)	Square	1/16/2026	15,849	14,681	14,258
10172495, 4.50%, 06/06/2027 (b)(c)(f)	Square	12/10/2025	3,038	2,844	2,950
10521178, 5.72%, 08/26/2027 (b)(c)(f)	Square	3/2/2026	2,004	1,844	1,966
10534506, 6.09%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	5,447	4,985	5,218
9776568, 4.67%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	2,660	2,484	2,495
11033235, 5.48%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	11,869	10,956	10,964
10977714, 4.93%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	10,124	9,419	9,571
9815988, 5.09%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	1,343	1,247	1,266
10077996, 5.22%, 05/16/2027 (b)(c)(d)(f)	Square	11/19/2025	1,692	1,568	18
10114837, 4.50%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	9,310	8,715	8,034
10346608, 4.50%, 07/19/2027 (b)(c)(f)	Square	1/22/2026	556	521	539
10460498, 4.50%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	2,480	2,322	2,433
9821735, 5.41%, 03/20/2027 (b)(c)(f)	Square	9/24/2025	1,154	1,066	194
9945011, 4.66%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	3,904	3,646	3,767
10960638, 6.03%, 11/25/2027 (b)(c)(f)	Square	5/28/2026	2,696	2,469	2,556
10394570, 4.51%, 07/30/2027 (b)(c)(f)	Square	2/3/2026	1,261	1,180	1,228
10101852, 4.50%, 05/20/2027 (b)(c)(f)	Square	11/24/2025	33,725	31,571	31,878
10512463, 6.09%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	4,553	4,167	4,362
10147316, 4.50%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	4,314	4,039	4,132
9923795, 4.67%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	1,388	1,296	1,355
10309078, 4.50%, 07/09/2027 (b)(c)(f)	Square	1/13/2026	36,134	33,826	31,488
9800041, 4.66%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	2,328	2,174	2,283
10917211, 4.50%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	9,013	8,437	8,505
10761106, 4.50%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	8,968	8,395	8,473
10014918, 4.50%, 05/02/2027 (b)(c)(f)	Square	11/5/2025	6,340	5,935	6,015
10311151, 4.50%, 07/09/2027 (b)(c)(f)	Square	1/13/2026	5,494	5,143	5,262
10292547, 4.50%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	9,374	8,775	9,040
10757911, 6.09%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	1,221	1,117	1,160
10172988, 4.50%, 06/06/2027 (b)(c)(f)	Square	12/10/2025	4,614	4,320	4,439
11005727, 6.27%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	428	390	383
10916481, 4.93%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	3,745	3,484	3,536
10230278, 5.48%, 06/19/2027 (b)(c)(f)	Square	12/23/2025	36,091	33,316	25,985
10097575, 5.27%, 05/20/2027 (b)(c)(d)(f)	Square	11/24/2025	9,169	8,490	1,358

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10197448, 4.93%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	$1,661	$1,545	$283
10345272, 4.50%, 07/18/2027 (b)(c)(f)	Square	1/22/2026	21,925	20,524	21,182
10612380, 5.23%, 09/16/2027 (b)(c)(f)	Square	3/18/2026	23,659	21,916	22,181
9743011, 5.40%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	6,227	5,756	5,433
9975335, 6.56%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	1,212	1,101	1,165
9771492, 6.56%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	42,637	38,760	21,781
9741197, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	4,435	4,142	4,305
9985320, 6.19%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	597	547	342
10012568, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/4/2025	2,498	2,338	2,445
10901464, 5.25%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	2,073	1,920	1,945
10029974, 4.50%, 05/05/2027 (b)(c)(f)	Square	11/7/2025	8,572	8,025	8,375
9789388, 6.41%, 03/11/2027 (b)(c)(d)(f)	Square	9/15/2025	3,245	2,956	443
11058624, 4.50%, 12/12/2027 (b)(c)(f)	Square	6/16/2026	17,452	16,337	16,358
9978248, 5.43%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	4,098	3,785	2,655
10112088, 4.50%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	3,773	3,532	3,610
9976948, 4.67%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	4,581	4,278	4,342
10166928, 6.39%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	765	697	526
11046350, 6.40%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	6,684	6,090	6,083
10959653, 4.50%, 11/24/2027 (b)(c)(f)	Square	5/28/2026	18,829	17,626	17,785
9891319, 5.64%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	8,931	8,225	8,650
11037748, 6.40%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	6,942	6,325	6,317
10951548, 4.50%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	5,687	5,323	5,363
10346643, 4.50%, 07/19/2027 (b)(c)(f)	Square	1/22/2026	2,949	2,761	2,849
10578978, 5.47%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	2,966	2,738	2,832
11061825, 5.48%, 12/13/2027 (b)(c)(f)	Square	6/17/2026	31,730	29,290	29,282
10560674, 4.50%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	5,280	4,943	5,026
9934807, 5.09%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	5,255	4,877	5,159
10583539, 4.93%, 09/10/2027 (b)(c)(f)	Square	3/12/2026	14,157	13,172	13,233
10606953, 4.50%, 09/15/2027 (b)(c)(f)	Square	3/18/2026	14,246	13,335	13,669
10983150, 5.26%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	1,651	1,528	1,572
10978184, 5.72%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	34,662	31,885	32,343
10555621, 6.39%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	3,490	3,181	3,193
10370425, 5.26%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	737	683	650
9744019, 5.09%, 03/01/2027 (b)(c)(f)	Square	9/4/2025	22,372	20,766	5,814
9770728, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	5,285	4,936	5,155
10338774, 5.48%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	2,042	1,885	1,971
10596652, 6.39%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	10,250	9,340	9,551
10507445, 4.93%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	1,971	1,833	1,892
9763375, 4.66%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	2,384	2,226	2,346
10225239, 4.93%, 06/18/2027 (b)(c)(f)	Square	12/22/2025	21,782	20,266	20,886
10942060, 4.93%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	33,288	30,970	31,263
10939993, 6.39%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	6,403	5,834	6,095
9763116, 4.67%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	2,883	2,692	2,789
10155641, 5.48%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	3,698	3,413	3,594
9830095, 6.20%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	8	7	8
11050683, 6.09%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	11,755	10,758	10,759
10788297, 5.27%, 10/20/2027 (b)(c)(f)	Square	4/22/2026	5,602	5,186	4,944
11082784, 4.50%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	49,814	46,631	46,663
10047223, 6.01%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	1,146	1,050	667
11122371, 6.38%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	1,632	1,488	1,487
10122321, 5.23%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	6,854	6,350	6,055
9826039, 6.57%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	1,826	1,659	1,079
10158387, 4.93%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	4,015	3,735	2,905
10222833, 4.50%, 06/18/2027 (b)(c)(f)	Square	12/22/2025	6,495	6,080	6,323
10481301, 4.95%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	1,046	973	960

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10377131, 4.50%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	$2,380	$2,228	$2,298
10109694, 4.92%, 05/23/2027 (b)(c)(f)	Square	11/26/2025	652	607	633
10484714, 6.24%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	2,778	2,537	2,555
10936089, 5.28%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	967	895	738
10323877, 4.50%, 07/14/2027 (b)(c)(f)	Square	1/16/2026	1,412	1,322	1,351
10896398, 6.39%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	13,875	12,644	8,161
10365230, 4.93%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	5,543	5,157	5,253
9835575, 4.66%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	6,998	6,536	6,755
10005290, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	8,049	7,535	7,802
9843314, 4.66%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	1,260	1,177	1,229
10670620, 4.51%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	2,426	2,271	2,313
9946098, 6.26%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	3,547	3,238	2,543
10585108, 5.72%, 09/10/2027 (b)(c)(f)	Square	3/12/2026	10,635	9,783	10,078
10439954, 6.25%, 08/10/2027 (b)(c)(f)	Square	2/12/2026	233	213	227
10325880, 5.48%, 07/14/2027 (b)(c)(f)	Square	1/16/2026	31,226	28,825	29,959
10556410, 4.50%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	15,196	14,226	14,502
10000144, 4.66%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	2,167	2,024	2,055
10353958, 4.50%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	5,720	5,354	5,501
10370622, 5.48%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	3,565	3,291	3,382
9931917, 6.56%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	4,981	4,529	4,789
10466697, 5.48%, 08/13/2027 (b)(c)(f)	Square	2/18/2026	17,817	16,447	17,289
11006794, 6.39%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	1,156	1,054	1,058
9951515, 6.56%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	3,093	2,812	2,149
10155216, 4.50%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	3,433	3,214	3,253
10437866, 4.49%, 08/09/2027 (b)(c)(f)	Square	2/11/2026	206	193	204
10490000, 4.50%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	3,877	3,629	3,719
9967846, 4.66%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	10,663	9,959	10,388
9983263, 4.66%, 04/26/2027 (b)(c)(f)	Square	10/29/2025	13,574	12,677	13,148
10997132, 6.10%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	3,635	3,326	3,326
10321168, 4.49%, 07/13/2027 (b)(c)(f)	Square	1/15/2026	1,375	1,287	1,215
9733045, 5.09%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	13,749	12,761	12,349
9766196, 4.67%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	831	776	817
11055528, 4.50%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	8,369	7,834	7,843
10502015, 4.50%, 08/23/2027 (b)(c)(f)	Square	2/25/2026	8,404	7,867	8,136
10175673, 6.39%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	3,278	2,987	2,414
9794980, 5.09%, 03/13/2027 (b)(c)(f)	Square	9/17/2025	1,318	1,223	1,285
11010488, 4.93%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	6,220	5,787	5,791
11040304, 4.50%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	12,630	11,823	11,847
9856792, 4.66%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	14,748	13,773	11,372
10893301, 6.39%, 11/10/2027 (b)(c)(f)	Square	5/13/2026	2,116	1,928	1,864
10549652, 4.50%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	8,907	8,338	8,474
11126366, 4.50%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	18,106	16,949	16,947
10805335, 6.25%, 10/22/2027 (b)(c)(f)	Square	4/27/2026	1,132	1,034	795
10924865, 4.50%, 11/15/2027 (b)(c)(f)	Square	5/19/2026	36,563	34,227	34,541
10937199, 4.50%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	11,901	11,140	10,982
10113022, 4.50%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	5,609	5,251	5,377
10920895, 4.50%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	10,110	9,464	9,539
9734024, 6.41%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	1,226	1,117	1,160
10739439, 4.50%, 10/09/2027 (b)(c)(f)	Square	4/13/2026	7,283	6,818	6,924
10369948, 6.03%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	2,638	2,416	297
9752564, 6.26%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	684	624	657
11125984, 6.39%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	16,594	15,121	15,117
9805742, 4.66%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	3,799	3,548	3,754
10068928, 4.50%, 05/13/2027 (b)(c)(f)	Square	11/17/2025	3,263	3,055	3,190
9929856, 4.66%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	9,569	8,937	9,335

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
11028967, 4.50%, 12/07/2027 (b)(c)(f)	Square	6/10/2026	$8,029	$7,516	$7,523
10993109, 6.03%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	23,534	21,556	21,285
9825165, 4.66%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	2,169	2,026	2,039
10429125, 6.39%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	13,606	12,398	12,465
11000818, 6.24%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	1,410	1,288	1,288
10409767, 4.50%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	4,797	4,491	4,638
9974160, 4.67%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	2,607	2,435	2,544
10413403, 5.47%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	1,128	1,042	1,067
10237030, 4.50%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	1,994	1,867	1,882
10151718, 6.40%, 06/02/2027 (b)(c)(d)(f)	Square	12/4/2025	4,926	4,489	598
11098315, 6.40%, 12/21/2027 (b)(c)(f)	Square	6/24/2026	3,487	3,178	3,177
10892402, 6.10%, 11/09/2027 (b)(c)(f)	Square	5/13/2026	2,130	1,949	1,751
10394947, 5.23%, 07/30/2027 (b)(c)(f)	Square	2/3/2026	43,494	40,289	41,781
11061620, 6.09%, 12/13/2027 (b)(c)(f)	Square	6/17/2026	3,077	2,816	2,818
10353681, 4.50%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	6,491	6,076	6,281
9994393, 5.43%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	9,658	8,922	1,295
9763015, 6.41%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	1,128	1,030	754
10039713, 4.50%, 05/06/2027 (b)(c)(f)	Square	11/10/2025	4,194	3,926	4,053
10127347, 6.39%, 05/26/2027 (b)(c)(f)	Square	12/1/2025	6,091	5,550	5,742
9866449, 5.40%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	2,081	1,923	2,020
11069206, 4.50%, 12/15/2027 (b)(c)(f)	Square	6/17/2026	5,532	5,179	5,185
11096231, 4.50%, 12/19/2027 (b)(c)(f)	Square	6/24/2026	2,240	2,097	2,098
9831558, 5.09%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	41,470	38,492	35,581
10106478, 6.39%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	5,661	5,159	3,735
10384659, 5.73%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	2,932	2,698	2,782
10537821, 4.50%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	5,069	4,745	4,876
10316723, 4.50%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	31,964	29,922	30,952
10108908, 6.39%, 05/22/2027 (b)(c)(d)(f)	Square	11/26/2025	14,899	13,576	7,023
11111650, 4.93%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	7,818	7,274	7,274
10854011, 5.48%, 11/02/2027 (b)(c)(f)	Square	5/6/2026	3,319	3,063	2,829
10316208, 4.50%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	4,338	4,061	4,152
10955301, 4.50%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	16,658	15,594	15,759
10734928, 5.48%, 10/09/2027 (b)(c)(f)	Square	4/13/2026	3,207	2,960	2,941
9857405, 4.66%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	3,199	2,988	3,130
10548770, 6.02%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	1,109	1,016	1,024
11124758, 6.38%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	2,086	1,901	1,901
10499744, 5.26%, 08/21/2027 (b)(c)(f)	Square	2/25/2026	652	604	630
9829258, 5.09%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	3,463	3,214	3,302
9816074, 4.66%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	3,218	3,006	3,181
10355660, 4.93%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	15,124	14,071	14,326
10086660, 4.50%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	3,041	2,847	2,982
11031998, 6.39%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	19,363	17,645	17,630
9757563, 4.67%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	3,259	3,044	3,183
10727623, 6.10%, 10/08/2027 (b)(c)(f)	Square	4/10/2026	2,589	2,369	2,454
10852247, 4.92%, 11/01/2027 (b)(c)(f)	Square	5/5/2026	5,956	5,541	5,220
10168921, 4.50%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	3,604	3,374	3,489
10357156, 4.93%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	1,802	1,676	1,642
10183216, 5.48%, 06/09/2027 (b)(c)(f)	Square	12/11/2025	19,447	17,951	18,847
10369362, 6.39%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	3,825	3,485	3,398
10817209, 4.50%, 10/25/2027 (b)(c)(f)	Square	4/29/2026	6,303	5,901	5,944
10555318, 5.48%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	2,427	2,241	2,351
10497736, 5.48%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	11,575	10,685	11,270
10985295, 4.50%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	35,150	32,904	33,163
10000093, 5.43%, 04/29/2027 (b)(c)(d)(f)	Square	10/31/2025	1,905	1,776	22
9950751, 5.65%, 04/17/2027 (b)(c)(f)	Square	10/21/2025	8,389	7,725	8,163

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
9743494, 5.40%, 03/01/2027 (b)(c)(f)	Square	9/4/2025	$2,755	$2,552	$2,402
9900156, 5.90%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	1,802	1,654	1,336
10195073, 4.93%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	1,090	1,014	1,035
9900061, 5.65%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	2,618	2,411	2,086
10549108, 4.93%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	3,464	3,222	3,318
10310857, 4.50%, 07/09/2027 (b)(c)(f)	Square	1/13/2026	6,956	6,512	6,671
10958744, 4.49%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	5,048	4,726	4,664
11059297, 5.25%, 12/12/2027 (b)(c)(f)	Square	6/16/2026	2,228	2,064	2,054
9978919, 5.09%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	9,985	9,268	9,696
11091105, 4.50%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	10,693	10,009	10,016
10532852, 4.50%, 08/28/2027 (b)(c)(f)	Square	3/4/2026	3,197	2,992	3,059
10570674, 4.50%, 09/06/2027 (b)(c)(f)	Square	3/10/2026	27,812	26,035	26,936
10063830, 5.24%, 05/12/2027 (b)(c)(f)	Square	11/14/2025	750	695	711
10901579, 6.09%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	13,801	12,630	12,337
9822222, 5.43%, 03/21/2027 (b)(c)(f)	Square	9/24/2025	798	737	568
10758826, 4.50%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	8,719	8,162	8,254
10089933, 4.50%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	3,180	2,977	3,098
10956089, 5.24%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	21,469	19,887	20,021
10073667, 5.72%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	5,354	4,925	5,109
10606826, 6.39%, 09/15/2027 (b)(c)(f)	Square	3/18/2026	1,226	1,117	1,181
9891266, 4.66%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	2,751	2,569	2,680
10493809, 5.24%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	8,074	7,478	7,302
9765106, 4.66%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	746	697	734
10613628, 6.39%, 09/17/2027 (b)(c)(f)	Square	3/19/2026	5,476	4,991	5,221
10006145, 5.74%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	527	485	506
10197911, 4.50%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	3,949	3,697	3,740
11027517, 4.50%, 12/06/2027 (b)(c)(f)	Square	6/10/2026	14,290	13,377	13,401
10757421, 4.51%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	1,919	1,796	1,824
11085438, 4.93%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	67,195	62,518	62,528
11094995, 5.47%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	3,823	3,529	3,530
10780683, 5.48%, 10/17/2027 (b)(c)(f)	Square	4/21/2026	30,613	28,259	28,913
9981546, 4.66%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	2,195	2,050	2,118
10430977, 4.50%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	16,891	15,812	16,237
10490972, 4.50%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	1,958	1,833	1,885
11095849, 4.50%, 12/19/2027 (b)(c)(f)	Square	6/24/2026	22,358	20,930	20,940
11008775, 6.03%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	4,950	4,533	4,500
10501065, 4.93%, 08/22/2027 (b)(c)(f)	Square	2/25/2026	18,793	17,485	17,632
10939201, 6.39%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	5,485	4,998	5,217
10533026, 5.49%, 08/28/2027 (b)(c)(f)	Square	3/4/2026	1,292	1,193	1,243
10187708, 4.50%, 06/10/2027 (b)(c)(f)	Square	12/12/2025	5,096	4,771	4,980
9881992, 4.66%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	7,021	6,557	5,816
9800374, 5.43%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	5,528	5,107	2,845
11030109, 4.50%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	20,744	19,419	19,449
11065216, 5.24%, 12/15/2027 (b)(c)(f)	Square	6/17/2026	7,722	7,152	7,157
10386085, 6.09%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	39,243	35,913	36,277
10861438, 6.40%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	3,553	3,238	3,319
10859831, 6.38%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	1,554	1,417	1,486
9772058, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	2,045	1,910	2,000
10815327, 4.93%, 10/24/2027 (b)(c)(f)	Square	4/28/2026	42,286	39,342	39,799
11094469, 5.72%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	1,513	1,392	1,393
10367603, 4.93%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	4,241	3,945	4,056
10614183, 5.48%, 09/17/2027 (b)(c)(f)	Square	3/19/2026	26,315	24,291	24,766
9752922, 4.67%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	674	629	651
10298226, 4.50%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	28,289	26,482	27,414
10259479, 4.93%, 06/29/2027 (b)(c)(f)	Square	12/31/2025	9,101	8,467	8,576

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
11016309, 6.39%, 12/04/2027 (b)(c)(f)	Square	6/8/2026	$32,871	$29,953	$29,808
9763706, 5.09%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	5,657	5,251	4,795
10415032, 4.50%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	6,506	6,091	6,258
10916738, 5.23%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	2,768	2,564	2,575
10413212, 4.50%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	2,546	2,383	2,454
9986317, 4.66%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	3,030	2,830	2,936
10304255, 6.24%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	712	650	657
10058483, 4.50%, 05/11/2027 (b)(c)(f)	Square	11/14/2025	3,154	2,952	3,043
9978556, 4.66%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	19,651	18,352	16,019
9951561, 4.66%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	3,615	3,376	3,502
11121162, 5.73%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	3,326	3,059	3,059
10884078, 4.93%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	8,113	7,549	7,619
10312325, 4.50%, 07/11/2027 (b)(c)(f)	Square	1/14/2026	3,196	2,992	3,098
9827798, 4.66%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	9,344	8,727	8,767
9795798, 5.43%, 03/14/2027 (b)(c)(f)	Square	9/17/2025	2,471	2,282	427
9884571, 4.66%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	23,461	21,911	21,959
9933011, 4.66%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	10,692	9,987	10,396
9968232, 5.09%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	24,157	22,422	16,154
11073125, 5.23%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	38,278	35,458	35,467
10292467, 6.40%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	2,881	2,625	2,622
10735953, 5.24%, 10/09/2027 (b)(c)(f)	Square	4/13/2026	15,878	14,708	14,744
10417034, 6.24%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	4,708	4,300	4,275
10152571, 6.39%, 06/02/2027 (b)(c)(f)	Square	12/4/2025	19,324	17,609	2,131
10015163, 5.23%, 05/02/2027 (b)(c)(f)	Square	11/5/2025	20,484	18,975	14,571
9833283, 5.89%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	9,804	8,998	8,005
10294801, 6.38%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	204	186	199
9956099, 4.66%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	822	768	807
10315374, 5.23%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	5,444	5,043	5,267
10219565, 4.50%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	3,129	2,930	3,020
9882375, 4.66%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	2,700	2,522	2,621
10083738, 5.72%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	1,771	1,629	1,657
9921808, 4.67%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	1,732	1,618	1,670
10987357, 4.51%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	3,632	3,399	3,420
11003147, 6.39%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	25,671	23,392	23,086
10959342, 5.24%, 11/23/2027 (b)(c)(f)	Square	5/28/2026	10,137	9,390	9,343
10303071, 5.72%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	3,031	2,788	2,966
10367878, 5.48%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	22,279	20,566	21,467
10865499, 4.93%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	4,429	4,121	4,177
10695159, 5.72%, 10/02/2027 (b)(c)(f)	Square	4/6/2026	2,573	2,367	2,317
10021088, 5.73%, 05/03/2027 (b)(c)(d)(f)	Square	11/5/2025	2,934	2,699	34
10404193, 6.03%, 08/02/2027 (b)(c)(f)	Square	2/4/2026	4,948	4,532	2,325
10421420, 5.48%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	1,440	1,330	1,380
11015912, 4.50%, 12/04/2027 (b)(c)(f)	Square	6/8/2026	4,168	3,901	3,908
11059421, 4.50%, 12/12/2027 (b)(c)(f)	Square	6/16/2026	77,676	72,714	72,762
9995356, 5.41%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	275	254	270
9788619, 5.65%, 03/11/2027 (b)(c)(f)	Square	9/15/2025	6,071	5,591	5,139
10256994, 5.23%, 06/28/2027 (b)(c)(f)	Square	12/31/2025	3,686	3,414	3,558
10970260, 4.50%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	21,775	20,384	20,564
10983842, 5.72%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	19,344	17,795	18,199
10255694, 4.50%, 06/27/2027 (b)(c)(f)	Square	12/31/2025	9,515	8,908	8,981
10256374, 4.50%, 06/27/2027 (b)(c)(f)	Square	12/31/2025	1,599	1,497	1,562
9891894, 4.66%, 04/04/2027 (b)(c)(f)	Square	10/8/2025	1,647	1,538	1,589
10025865, 4.93%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	8,541	7,946	8,291
10927280, 6.09%, 11/16/2027 (b)(c)(f)	Square	5/20/2026	1,532	1,402	1,447
9814141, 5.64%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	3,653	3,364	3,540

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10106320, 5.48%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	$3,467	$3,200	$3,136
10384363, 4.52%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	896	839	865
9789230, 4.67%, 03/11/2027 (b)(c)(f)	Square	9/15/2025	1,328	1,240	1,298
10854935, 4.51%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	4,421	4,139	4,043
9794873, 4.66%, 03/13/2027 (b)(c)(f)	Square	9/17/2025	3,251	3,036	3,179
10233084, 4.50%, 06/21/2027 (b)(c)(f)	Square	12/24/2025	2,745	2,569	2,657
10200694, 4.50%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	1,144	1,071	1,106
11100531, 4.50%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	27,947	26,162	26,175
10356842, 6.40%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	6,705	6,110	5,901
10844192, 6.39%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	3,180	2,898	2,980
10939694, 5.24%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	5,223	4,838	4,869
9955337, 5.40%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	4,265	3,941	4,150
10528827, 5.48%, 08/27/2027 (b)(c)(f)	Square	3/3/2026	24,485	22,603	22,676
10533101, 4.49%, 08/28/2027 (b)(c)(f)	Square	3/4/2026	2,940	2,752	2,802
10990715, 4.93%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	8,739	8,130	8,171
10177698, 4.94%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	841	782	823
10077660, 4.93%, 05/16/2027 (b)(c)(f)	Square	11/19/2025	2,964	2,758	2,881
9856428, 4.66%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	1,773	1,656	1,671
10912568, 4.93%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	10,647	9,906	10,118
11055757, 5.26%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	4,226	3,913	3,887
10046054, 4.50%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	4,715	4,413	4,461
10338035, 4.50%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	6,586	6,166	6,372
10383978, 5.23%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	2,107	1,952	1,963
9855735, 4.66%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	1,893	1,768	1,843
9808548, 4.66%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	2,345	2,190	2,278
9794352, 4.67%, 03/13/2027 (b)(c)(f)	Square	9/17/2025	743	694	735
9925360, 5.43%, 04/11/2027 (b)(c)(f)	Square	10/16/2025	1,065	984	727
9999860, 4.67%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	1,455	1,359	1,229
11043645, 5.29%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	1,016	941	934
9767084, 4.66%, 03/06/2027 (b)(c)(f)	Square	9/10/2025	12	11	12
10705129, 4.93%, 10/03/2027 (b)(c)(f)	Square	4/7/2026	5,819	5,414	5,493
11055140, 5.24%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	6,645	6,155	6,161
10417633, 6.39%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	2,082	1,898	1,291
9750304, 5.40%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	11,110	10,268	10,231
10346804, 4.50%, 07/19/2027 (b)(c)(f)	Square	1/22/2026	2,758	2,582	2,674
9978860, 4.66%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	2,727	2,547	2,629
10417387, 6.40%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	2,288	2,085	1,933
9850309, 4.66%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	7,468	6,975	7,011
10392326, 6.39%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	7,997	7,287	7,778
11085227, 6.39%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	6,780	6,179	6,181
10921253, 4.50%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	14,901	13,949	14,082
10568042, 6.09%, 09/06/2027 (b)(c)(f)	Square	3/10/2026	5,029	4,603	4,537
11125130, 5.48%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	6,268	5,786	5,785
10442806, 6.09%, 08/10/2027 (b)(c)(f)	Square	2/12/2026	2,166	1,983	2,106
10515694, 5.71%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	2,071	1,905	1,492
10855428, 6.02%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	985	902	955
10670907, 5.27%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	1,162	1,076	1,108
9825993, 6.25%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	2,286	2,087	413
10118781, 6.40%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	904	824	844
10573037, 4.50%, 09/08/2027 (b)(c)(f)	Square	3/11/2026	10,349	9,688	9,937
10927126, 5.24%, 11/16/2027 (b)(c)(f)	Square	5/20/2026	4,855	4,497	4,575
10312415, 4.50%, 07/11/2027 (b)(c)(f)	Square	1/14/2026	3,260	3,051	3,159
10336769, 5.48%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	4,348	4,014	4,283
11033828, 4.50%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	31,671	29,648	29,699
11062758, 5.72%, 12/14/2027 (b)(c)(f)	Square	6/17/2026	31,970	29,410	29,441

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10675050, 4.93%, 09/30/2027 (b)(c)(f)	Square	4/1/2026	$15,529	$14,448	$12,761
9794226, 6.56%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	2,284	2,076	2,218
10909698, 6.04%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	1,011	926	960
10311537, 4.50%, 07/10/2027 (b)(c)(f)	Square	1/14/2026	9,978	9,340	9,626
10516731, 5.48%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	14,220	13,126	13,709
9766818, 4.67%, 03/06/2027 (b)(c)(f)	Square	9/10/2025	1,454	1,358	1,413
10696894, 5.72%, 10/02/2027 (b)(c)(f)	Square	4/6/2026	4,462	4,105	4,207
10927340, 4.93%, 11/16/2027 (b)(c)(f)	Square	5/20/2026	1,720	1,600	1,535
10291373, 5.49%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	1,795	1,657	1,706
10928352, 4.93%, 11/17/2027 (b)(c)(f)	Square	5/20/2026	28,915	26,902	27,229
9760228, 4.66%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	2,286	2,135	2,211
9833946, 4.66%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	23,856	22,279	19,300
9795367, 5.64%, 03/14/2027 (b)(c)(f)	Square	9/17/2025	892	821	869
11011897, 4.50%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	9,563	8,952	8,973
10120769, 4.50%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	5,378	5,034	5,219
9974565, 4.66%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	6,910	6,456	5,873
11054915, 4.51%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	2,479	2,321	2,324
10651700, 4.50%, 09/25/2027 (b)(c)(f)	Square	3/27/2026	8,017	7,505	7,641
10526301, 4.93%, 08/26/2027 (b)(c)(f)	Square	3/2/2026	14,771	13,742	12,112
9866597, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	832	777	818
10182158, 6.41%, 06/09/2027 (b)(c)(f)	Square	12/11/2025	576	524	547
9943799, 4.67%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	1,894	1,769	1,854
9926287, 4.66%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	2,209	2,063	2,130
10630812, 6.07%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	1,113	1,019	956
10587534, 6.39%, 09/11/2027 (b)(c)(f)	Square	3/13/2026	3,354	3,056	2,934
9865594, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	550	514	545
10406748, 4.50%, 08/02/2027 (b)(c)(f)	Square	2/4/2026	11,859	11,101	11,407
10989686, 5.46%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	1,355	1,251	1,262
10256474, 5.72%, 06/28/2027 (b)(c)(f)	Square	12/31/2025	8,490	7,810	8,165
10541156, 4.50%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	4,499	4,212	4,299
9816037, 6.56%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	2,891	2,628	2,168
10335439, 4.50%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	7,910	7,405	7,667
9803044, 6.25%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	15,600	14,243	7,774
10977951, 5.49%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	2,099	1,937	1,975
9736174, 5.89%, 02/28/2027 (b)(c)(d)(f)	Square	9/2/2025	2,421	2,221	1,685
10870512, 5.32%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	662	612	460
10967608, 6.09%, 11/26/2027 (b)(c)(f)	Square	5/28/2026	8,979	8,217	8,381
9964896, 4.66%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	527	492	517
9763651, 4.66%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	870	812	848
10809004, 4.50%, 10/23/2027 (b)(c)(f)	Square	4/27/2026	81,751	76,529	77,427
10237606, 4.50%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	8,244	7,717	7,911
11028837, 4.50%, 12/07/2027 (b)(c)(f)	Square	6/10/2026	3,425	3,206	3,209
9979772, 5.64%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	3,409	3,140	3,255
10076353, 4.93%, 05/15/2027 (b)(c)(f)	Square	11/19/2025	24,027	22,443	21,597
11081197, 4.50%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	22,333	20,906	20,919
10084600, 4.93%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	1,428	1,329	1,406
9961057, 5.64%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	2,404	2,214	2,132
10369702, 6.09%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	5,735	5,249	3,624
10847313, 4.50%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	7,610	7,123	7,208
10997471, 4.50%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	4,526	4,236	4,242
10312830, 5.73%, 07/11/2027 (b)(c)(f)	Square	1/14/2026	4,301	3,957	4,009
10897304, 4.50%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	11,672	10,926	11,033
10770813, 4.50%, 10/16/2027 (b)(c)(f)	Square	4/20/2026	45,773	42,849	43,454
10817976, 5.72%, 10/26/2027 (b)(c)(f)	Square	4/29/2026	9,714	8,936	9,067
9845078, 5.09%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	6,362	5,905	6,088

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
11035913, 4.50%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	$23,756	$22,239	$22,277
10113333, 4.50%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	11,200	10,485	10,728
10547046, 5.48%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	11,844	10,933	11,098
9757382, 4.66%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	2,355	2,200	2,301
10938212, 4.50%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	20,629	19,311	19,034
10564392, 4.50%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	6,001	5,618	5,722
10764179, 4.50%, 10/15/2027 (b)(c)(f)	Square	4/17/2026	10,047	9,405	9,542
11041232, 4.50%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	40,341	37,764	37,823
10899595, 5.23%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	1,889	1,750	1,776
10233386, 4.50%, 06/21/2027 (b)(c)(f)	Square	12/24/2025	10,203	9,551	9,738
9941521, 5.41%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	917	847	781
10989707, 5.72%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	24,563	22,595	22,520
9890844, 4.67%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	920	859	904
10860143, 4.50%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	8,013	7,501	7,550
10445185, 5.26%, 08/10/2027 (b)(c)(f)	Square	2/12/2026	7,064	6,541	643
9807299, 4.66%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	35,191	32,866	33,682
9801650, 4.67%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	654	611	632
11074969, 6.08%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	3,333	3,050	3,053
9822396, 4.67%, 03/21/2027 (b)(c)(f)	Square	9/24/2025	3,771	3,522	3,637
10376577, 6.08%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	1,476	1,351	1,429
10379784, 5.72%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	4,695	4,319	4,443
9974469, 6.26%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	3,114	2,843	2,871
10899839, 5.25%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	1,390	1,287	1,004
10979973, 5.23%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	5,746	5,323	5,371
9751490, 5.65%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	884	814	710
10870952, 5.72%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	9,501	8,740	8,866
10931829, 6.09%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	13,637	12,480	12,738
10786668, 6.39%, 10/20/2027 (b)(c)(f)	Square	4/22/2026	1,349	1,229	1,162
10400239, 5.72%, 07/31/2027 (b)(c)(f)	Square	2/4/2026	2,527	2,325	2,422
10340858, 6.24%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	192	175	187
10846608, 4.50%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	8,301	7,771	7,853
10828457, 4.50%, 10/28/2027 (b)(c)(f)	Square	4/30/2026	25,713	24,071	24,415
10458026, 5.72%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	979	901	914
10880084, 4.93%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	1,850	1,721	1,743
10400684, 4.48%, 07/31/2027 (b)(c)(f)	Square	2/4/2026	496	465	475
10198152, 4.53%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	464	434	452
10603494, 6.39%, 09/13/2027 (b)(c)(f)	Square	3/17/2026	470	428	459
11124830, 6.09%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	10,202	9,336	9,334
11115385, 6.09%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	20,023	18,325	18,325
11045976, 6.24%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	14,016	12,800	12,768
11033063, 6.08%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	2,359	2,160	2,152
10369532, 4.50%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	3,441	3,221	3,324
9774181, 4.66%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	3,094	2,889	3,043
10951534, 6.08%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	1,015	929	949
10663801, 6.03%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	2,546	2,332	2,424
9962028, 4.66%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	5,976	5,581	5,811
9931802, 4.66%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	1,762	1,646	1,700
10421468, 5.48%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	6,240	5,760	5,913
9991892, 5.65%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	15,286	14,078	9,915
9772125, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	1,743	1,627	1,706
10782702, 5.24%, 10/18/2027 (b)(c)(f)	Square	4/22/2026	5,761	5,336	5,398
9853874, 6.56%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	5,249	4,771	3,508
9855217, 6.56%, 03/27/2027 (b)(c)(d)(f)	Square	10/1/2025	25,597	23,270	501
11002494, 4.50%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	15,638	14,640	14,673
10964666, 4.50%, 11/26/2027 (b)(c)(f)	Square	5/28/2026	5,819	5,447	5,490

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10250324, 4.50%, 06/25/2027 (b)(c)(f)	Square	12/30/2025	$34,849	$32,623	$33,472
9959082, 4.66%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	4,247	3,966	4,155
10082350, 4.49%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	1,365	1,278	1,321
10344155, 4.50%, 07/17/2027 (b)(c)(f)	Square	1/22/2026	2,470	2,312	2,337
11044815, 4.50%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	52,121	48,791	48,870
10532590, 4.50%, 08/28/2027 (b)(c)(f)	Square	3/4/2026	4,577	4,285	4,420
10344912, 4.50%, 07/17/2027 (b)(c)(f)	Square	1/22/2026	7,352	6,883	6,958
9752463, 4.66%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	1,442	1,347	1,414
9884480, 6.26%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	2,609	2,381	2,057
9951861, 4.66%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	4,845	4,525	4,104
10546409, 6.39%, 09/03/2027 (b)(c)(f)	Square	3/5/2026	4,258	3,880	4,161
10104702, 6.03%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	937	858	897
9741691, 4.67%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	6,814	6,363	6,345
10256307, 6.09%, 06/27/2027 (b)(c)(f)	Square	12/31/2025	1,476	1,351	1,315
10029344, 4.49%, 05/05/2027 (b)(c)(f)	Square	11/7/2025	2,080	1,947	2,033
10902881, 5.48%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	36,004	33,236	33,725
9817352, 5.09%, 03/19/2027 (b)(c)(f)	Square	9/23/2025	6,386	5,927	6,000
10088320, 6.09%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	1,436	1,315	1,381
10971744, 6.03%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	11,637	10,659	10,343
10758316, 4.50%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	3,498	3,274	3,317
10909252, 6.04%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	999	915	728
10413535, 4.93%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	3,577	3,328	3,442
10541390, 4.50%, 09/03/2027 (b)(c)(f)	Square	3/5/2026	8,816	8,253	8,485
10174008, 4.50%, 06/07/2027 (b)(c)(f)	Square	12/10/2025	3,073	2,876	2,982
10960316, 6.06%, 11/24/2027 (b)(c)(f)	Square	5/28/2026	804	736	710
10480789, 4.93%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	2,515	2,340	2,446
9815483, 5.09%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	14,074	13,063	13,635
10128677, 6.39%, 05/26/2027 (b)(c)(d)(f)	Square	12/1/2025	25,010	22,836	123
9893009, 5.10%, 04/05/2027 (b)(c)(f)	Square	10/8/2025	5,093	4,728	4,447
11096256, 5.72%, 12/19/2027 (b)(c)(f)	Square	6/24/2026	67,432	62,032	62,015
10938749, 5.24%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	3,570	3,306	3,386
10057221, 4.50%, 05/11/2027 (b)(c)(f)	Square	11/14/2025	11,682	10,936	11,496
10852828, 6.40%, 11/01/2027 (b)(c)(f)	Square	5/5/2026	6,673	6,080	6,311
10164159, 4.50%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	3,787	3,545	3,662
10680436, 5.26%, 09/30/2027 (b)(c)(f)	Square	4/2/2026	7,441	6,890	6,450
9946897, 4.66%, 04/17/2027 (b)(c)(f)	Square	10/21/2025	1,634	1,526	1,595
10390574, 4.50%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	2,485	2,326	2,398
10173465, 4.91%, 06/07/2027 (b)(c)(f)	Square	12/10/2025	1,165	1,084	899
9971859, 4.66%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	14,843	13,862	14,201
10071081, 4.50%, 05/13/2027 (b)(c)(f)	Square	11/17/2025	2,506	2,345	2,448
10214235, 4.93%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	2,428	2,259	2,355
10785074, 6.09%, 10/20/2027 (b)(c)(f)	Square	4/22/2026	7,847	7,181	7,364
9856937, 5.10%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	1,881	1,746	1,820
10888210, 6.22%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	1,353	1,236	1,017
11112675, 6.38%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	1,912	1,743	1,743
10587941, 6.25%, 09/11/2027 (b)(c)(f)	Square	3/13/2026	351	320	336
9799398, 6.56%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	4,478	4,071	3,726
10511589, 4.50%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	4,609	4,315	4,435
11000808, 5.26%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	948	878	870
10952785, 6.24%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	3,084	2,816	2,947
10507604, 4.50%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	1,444	1,352	1,381
10182206, 4.50%, 06/09/2027 (b)(c)(f)	Square	12/11/2025	8,105	7,587	7,830
11103788, 5.48%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	65,045	60,043	60,044
10108671, 4.92%, 05/22/2027 (b)(c)(f)	Square	11/26/2025	3,955	3,679	3,014
9962837, 5.09%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	13,847	12,853	12,382

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10973469, 5.26%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	$8,138	$7,535	$7,869
10136639, 6.01%, 05/28/2027 (b)(c)(f)	Square	12/2/2025	475	435	442
10943023, 6.09%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	8,818	8,070	8,291
9907773, 5.09%, 04/08/2027 (b)(c)(f)	Square	10/10/2025	15,124	14,038	14,446
10715657, 4.93%, 10/07/2027 (b)(c)(f)	Square	4/9/2026	11,928	11,123	11,338
10219349, 4.50%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	2,156	2,019	2,105
9963572, 4.67%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	2,452	2,290	2,384
10920059, 4.50%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	14,715	13,775	13,533
9875045, 4.67%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	3,156	2,947	3,071
9995371, 4.66%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	12,403	11,583	11,706
9761190, 4.66%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	6,573	6,139	6,425
11040905, 6.02%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	3,802	3,483	3,461
9876227, 6.56%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	26,514	24,104	22,132
9748670, 4.66%, 03/02/2027 (b)(c)(f)	Square	9/4/2025	1,494	1,395	1,383
10240092, 4.93%, 06/23/2027 (b)(c)(f)	Square	12/26/2025	7,572	7,044	7,454
9821863, 4.66%, 03/20/2027 (b)(c)(f)	Square	9/24/2025	16,739	15,633	16,319
10422933, 4.50%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	6,612	6,190	5,587
10301893, 4.50%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	7,995	7,485	7,795
9795836, 5.40%, 03/14/2027 (b)(c)(f)	Square	9/17/2025	663	612	653
10099062, 4.50%, 05/20/2027 (b)(c)(f)	Square	11/24/2025	22,908	21,445	22,194
9847928, 4.67%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	2,312	2,160	2,251
10026862, 4.50%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	20,317	19,020	19,518
10855747, 6.39%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	1,271	1,158	1,122
10905683, 6.09%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	8,616	7,885	8,066
9764949, 6.26%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	4,689	4,281	4,288
10853194, 6.09%, 11/01/2027 (b)(c)(f)	Square	5/5/2026	16,475	15,077	13,247
11018339, 4.50%, 12/04/2027 (b)(c)(f)	Square	6/8/2026	81,249	76,059	76,206
10149248, 5.73%, 06/02/2027 (b)(c)(f)	Square	12/4/2025	1,240	1,141	1,199
10139148, 4.49%, 05/28/2027 (b)(c)(f)	Square	12/2/2025	1,908	1,787	1,821
10865736, 4.50%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	2,579	2,415	2,452
9919667, 4.66%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	33,941	31,698	32,498
11006350, 4.50%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	11,629	10,885	10,913
10105809, 4.50%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	11,369	10,642	10,784
10859043, 6.39%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	2,928	2,668	2,767
10214907, 5.23%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	5,289	4,899	5,145
10460810, 4.50%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	9,400	8,800	8,858
10972736, 4.50%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	11,317	10,594	10,706
10196638, 4.50%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	4,244	3,973	4,065
10987634, 4.51%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	2,332	2,183	2,200
9926985, 4.66%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	455	425	444
10050662, 5.23%, 05/08/2027 (b)(c)(f)	Square	11/13/2025	19,767	18,311	5,816
10539053, 6.39%, 09/02/2027 (b)(c)(d)(f)	Square	3/4/2026	11,077	10,094	952
10470209, 6.39%, 08/14/2027 (b)(c)(f)	Square	2/19/2026	1,033	941	922
10490601, 5.24%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	3,729	3,454	3,599
9849559, 5.89%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	15,024	13,789	2,866
10079934, 6.09%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	2,351	2,151	555
9748826, 4.67%, 03/02/2027 (b)(c)(f)	Square	9/4/2025	4,120	3,848	2,134
9902216, 4.66%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	2,391	2,233	2,336
11094549, 5.23%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	5,633	5,218	5,220
11016114, 4.51%, 12/04/2027 (b)(c)(f)	Square	6/8/2026	3,219	3,013	3,019
9952088, 4.66%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	10,060	9,395	9,550
10498529, 4.50%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	5,616	5,257	5,426
10146377, 4.50%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	1,674	1,567	1,640
10933544, 4.93%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	5,911	5,499	5,542
9981501, 4.65%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	2,027	1,893	1,040
10472572, 5.24%, 08/16/2027 (b)(c)(f)	Square	2/19/2026	7,107	6,583	6,591

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10232699, 5.47%, 06/20/2027 (b)(c)(f)	Square	12/24/2025	$4,408	$4,070	$4,058
10188149, 4.50%, 06/10/2027 (b)(c)(f)	Square	12/12/2025	2,405	2,252	2,342
9879960, 6.55%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	543	494	488
10375034, 4.50%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	4,244	3,973	4,114
9844337, 6.57%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	1,706	1,551	1,551
9962759, 4.66%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	5,384	5,028	5,235
9893423, 5.44%, 04/05/2027 (b)(c)(f)	Square	10/8/2025	975	901	200
11074182, 6.38%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	815	742	729
9975391, 4.66%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	3,532	3,298	3,419
10721864, 6.39%, 10/07/2027 (b)(c)(f)	Square	4/9/2026	16,717	15,233	15,799
10187449, 4.51%, 06/10/2027 (b)(c)(f)	Square	12/12/2025	1,551	1,451	1,508
10835491, 4.50%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	5,735	5,368	5,444
10498704, 4.50%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	10,403	9,738	9,947
9954125, 4.66%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	6,253	5,840	5,996
10991384, 4.51%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	1,760	1,647	1,666
10350756, 4.50%, 07/20/2027 (b)(c)(f)	Square	1/22/2026	2,741	2,566	2,636
9900999, 5.89%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	5,811	5,333	5,680
11031665, 6.09%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	7,616	6,970	6,970
9765528, 4.67%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	637	595	631
9838560, 6.56%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	712	647	131
10499905, 5.24%, 08/21/2027 (b)(c)(f)	Square	2/25/2026	2,561	2,372	2,418
9929495, 5.64%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	4,948	4,557	3,974
9988092, 4.66%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	34,759	32,463	33,536
10006878, 4.93%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	476	442	469
10149034, 6.39%, 06/02/2027 (b)(c)(f)	Square	12/4/2025	1,857	1,692	1,377
11116680, 6.09%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	13,427	12,287	12,291
9951546, 5.43%, 04/18/2027 (b)(c)(d)(f)	Square	10/22/2025	1,819	1,681	19
10832094, 5.23%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	13,026	12,066	12,279
10864370, 6.09%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	3,027	2,770	2,831
10361738, 6.39%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	1,266	1,154	1,156
9950162, 4.66%, 04/17/2027 (b)(c)(f)	Square	10/21/2025	6,055	5,655	5,972
10854304, 5.23%, 11/02/2027 (b)(c)(f)	Square	5/6/2026	2,945	2,728	2,782
10483795, 6.09%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	3,849	3,522	3,553
10600240, 5.48%, 09/13/2027 (b)(c)(f)	Square	3/17/2026	6,902	6,372	6,582
9942688, 4.67%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	4,246	3,965	4,156
9867510, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	4,485	4,189	4,373
11005940, 4.50%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	7,664	7,174	7,190
10893039, 6.39%, 11/10/2027 (b)(c)(f)	Square	5/13/2026	2,644	2,409	2,327
10628488, 5.72%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	1,572	1,446	1,518
10088693, 4.50%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	2,009	1,881	1,938
10545359, 4.50%, 09/03/2027 (b)(c)(f)	Square	3/5/2026	13,708	12,832	13,218
10992059, 6.09%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	9,820	8,987	9,175
10919093, 5.26%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	4,940	4,574	4,514
10533819, 6.39%, 09/01/2027 (b)(c)(f)	Square	3/4/2026	3,685	3,358	3,409
10835096, 6.39%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	1,490	1,358	862
9766130, 6.56%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	5,229	4,753	1,024
10296443, 4.93%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	1,024	953	986
10667921, 6.09%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	4,591	4,202	3,982
9998776, 6.55%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	401	364	387
10890299, 4.50%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	53,794	50,358	51,036
9794104, 5.44%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	499	461	231
10461441, 6.41%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	469	428	455
9999729, 4.66%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	3,320	3,101	3,214
10971325, 6.39%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	9,318	8,490	8,629
10685674, 5.48%, 09/30/2027 (b)(c)(f)	Square	4/2/2026	2,268	2,094	2,139
10514268, 6.40%, 08/25/2027 (b)(c)(d)(f)	Square	2/27/2026	6,817	6,211	1,316

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10361649, 4.50%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	$1,801	$1,686	$1,739
10578688, 5.72%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	367	337	361
10869667, 4.93%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	6,234	5,799	5,876
10182875, 4.50%, 06/09/2027 (b)(c)(f)	Square	12/11/2025	4,151	3,886	4,047
10884364, 4.50%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	6,715	6,286	6,310
10882530, 4.50%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	2,164	2,026	2,049
9976655, 5.89%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	1,900	1,744	1,774
9930864, 4.66%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	1,902	1,776	1,589
10122596, 4.50%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	2,417	2,262	2,352
11044007, 6.08%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	1,931	1,768	1,770
11095474, 4.94%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	1,750	1,628	1,628
10413322, 6.24%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	1,065	972	947
10805833, 5.27%, 10/23/2027 (b)(c)(f)	Square	4/27/2026	791	732	736
9767702, 5.43%, 03/07/2027 (b)(c)(d)(f)	Square	9/10/2025	12,001	11,086	2,125
11005443, 6.24%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	1,511	1,379	1,357
10106589, 5.72%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	2,660	2,447	2,443
10960336, 4.50%, 11/24/2027 (b)(c)(f)	Square	5/28/2026	6,937	6,494	6,544
11017848, 6.39%, 12/04/2027 (b)(c)(f)	Square	6/8/2026	7,346	6,694	6,714
10472861, 4.50%, 08/16/2027 (b)(c)(f)	Square	2/19/2026	21,844	20,448	21,083
10973306, 6.09%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	5,447	4,985	5,008
10570569, 6.40%, 09/06/2027 (b)(c)(f)	Square	3/10/2026	2,156	1,964	729
11069849, 5.72%, 12/15/2027 (b)(c)(f)	Square	6/17/2026	2,697	2,481	2,485
10217197, 6.39%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	4,333	3,948	3,928
10659660, 4.50%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	4,860	4,550	4,232
10203842, 4.50%, 06/13/2027 (b)(c)(f)	Square	12/17/2025	19,747	18,486	19,001
10990629, 6.40%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	4,606	4,196	4,304
9951916, 5.09%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	159	147	157
9926841, 5.40%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	1,220	1,128	1,185
9770697, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	165	154	157
10294879, 4.50%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	30,030	28,112	28,573
11026913, 4.50%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	4,540	4,250	4,258
9789275, 6.57%, 03/11/2027 (b)(c)(f)	Square	9/15/2025	23	21	23
11055990, 6.10%, 12/12/2027 (b)(c)(f)	Square	6/16/2026	2,315	2,118	2,118
10289816, 4.50%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	20,221	18,929	19,694
10963032, 4.50%, 11/26/2027 (b)(c)(f)	Square	5/28/2026	7,470	6,993	6,917
10977712, 6.03%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	106	97	95
10882777, 4.50%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	6,520	6,104	6,141
10888391, 6.03%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	674	617	639
10855547, 6.09%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	1,334	1,221	1,261
10672487, 4.50%, 09/29/2027 (b)(c)(f)	Square	4/1/2026	2,588	2,423	2,521
9801313, 4.66%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	2,157	2,014	2,105
9808514, 4.68%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	999	932	964
9835430, 4.66%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	2,441	2,280	2,399
10871432, 5.30%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	800	741	758
10854446, 4.50%, 11/02/2027 (b)(c)(f)	Square	5/6/2026	14,971	14,015	14,104
10164555, 4.50%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	5,089	4,764	4,918
10601696, 6.38%, 09/13/2027 (b)(c)(f)	Square	3/17/2026	1,646	1,500	1,582
10835643, 5.24%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	14,564	13,491	13,637
10082584, 6.08%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	482	442	456
11113177, 6.09%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	5,237	4,793	4,792
9742935, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	1,009	942	988
9890828, 6.26%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	793	724	134
10306142, 6.24%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	4,657	4,253	4,436
9817623, 5.43%, 03/19/2027 (b)(c)(d)(f)	Square	9/23/2025	18,220	16,830	208
10312951, 5.71%, 07/11/2027 (b)(c)(f)	Square	1/14/2026	1,151	1,059	974
10603573, 4.50%, 09/13/2027 (b)(c)(f)	Square	3/17/2026	45,574	42,663	43,709

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10490191, 5.49%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	$2,717	$2,507	$2,603
10011583, 5.48%, 04/30/2027 (b)(c)(f)	Square	11/4/2025	834	770	788
10318791, 4.52%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	993	930	960
9853309, 4.66%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	7,811	7,295	7,612
10952151, 4.50%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	28,858	27,014	27,164
10836286, 4.93%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	20,413	18,992	19,398
10501592, 4.50%, 08/22/2027 (b)(c)(f)	Square	2/25/2026	7,804	7,305	6,798
9917034, 5.09%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	8,635	8,015	8,170
10342948, 6.41%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	594	542	529
9805419, 4.66%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	1,201	1,122	1,174
10706857, 6.03%, 10/04/2027 (b)(c)(f)	Square	4/8/2026	18,750	17,174	17,943
11112181, 4.50%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	6,495	6,079	6,080
10766615, 5.48%, 10/15/2027 (b)(c)(f)	Square	4/17/2026	4,252	3,925	4,028
10874728, 5.72%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	5,501	5,061	5,163
10011623, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/4/2025	1,971	1,845	1,924
10575571, 6.10%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	1,400	1,281	1,351
11061814, 5.30%, 12/13/2027 (b)(c)(f)	Square	6/17/2026	504	467	462
10943296, 5.27%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	7,261	6,723	6,874
11009093, 4.50%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	51,733	48,428	48,529
10356282, 4.51%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	2,509	2,348	2,433
9742392, 4.67%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	1,546	1,444	1,522
9945585, 5.65%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	1,920	1,768	1,874
10437999, 4.50%, 08/09/2027 (b)(c)(f)	Square	2/11/2026	9,890	9,258	9,541
9734131, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	742	693	730
9891006, 4.67%, 04/03/2027 (b)(c)(d)(f)	Square	10/7/2025	6,902	6,446	162
10808923, 6.37%, 10/23/2027 (b)(c)(f)	Square	4/27/2026	536	488	509
10841785, 6.39%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	4,116	3,750	3,596
9975530, 4.66%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	8,755	8,176	8,624
10992499, 6.24%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	5,297	4,837	4,865
10981316, 5.47%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	6,280	5,798	5,846
10440165, 4.50%, 08/10/2027 (b)(c)(f)	Square	2/12/2026	21,096	19,749	20,560
10428960, 5.27%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	725	672	699
10198549, 5.49%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	1,048	968	1,013
10860604, 5.48%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	16,194	14,949	15,277
11115350, 6.40%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	1,504	1,371	1,369
9736339, 5.65%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	10,173	9,368	8,079
9809444, 6.54%, 03/17/2027 (b)(c)(d)(f)	Square	9/19/2025	1,275	1,159	25
10908717, 6.24%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	3,409	3,113	3,176
9741382, 5.09%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	3,004	2,788	2,908
11116246, 5.23%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	9,348	8,659	8,662
9739628, 4.65%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	805	752	771
10008745, 5.48%, 04/30/2027 (b)(c)(f)	Square	11/4/2025	38,003	35,081	33,954
10435139, 6.37%, 08/09/2027 (b)(c)(f)	Square	2/11/2026	1,122	1,023	918
10047267, 4.50%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	8,284	7,755	8,062
10747648, 5.23%, 10/11/2027 (b)(c)(f)	Square	4/15/2026	36,920	34,201	31,063
10378737, 6.02%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	461	422	447
9871665, 5.09%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	8,938	8,296	8,657
10145470, 5.73%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	3,859	3,550	3,734
10025268, 4.50%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	13,704	12,828	13,330
10873764, 6.03%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	1,406	1,288	1,360
9887414, 4.66%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	972	908	948
9999206, 5.89%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	801	735	579
10129871, 4.50%, 05/26/2027 (b)(c)(f)	Square	12/1/2025	47,642	44,598	41,238
10672748, 6.42%, 09/29/2027 (b)(c)(f)	Square	4/1/2026	827	754	770
10468299, 4.50%, 08/13/2027 (b)(c)(f)	Square	2/18/2026	4,882	4,570	4,680
9844947, 5.89%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	4,360	4,001	2,361

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10316128, 6.38%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	$1,160	$1,057	$1,031
9751500, 6.17%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	809	739	155
9772948, 5.09%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	2,515	2,334	2,441
11037725, 4.52%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	1,661	1,555	1,558
10907457, 4.93%, 11/13/2027 (b)(c)(f)	Square	5/15/2026	8,744	8,136	8,310
10561655, 6.24%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	3,547	3,240	2,736
10579223, 4.50%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	8,697	8,141	8,324
10404004, 6.09%, 08/02/2027 (b)(c)(f)	Square	2/4/2026	2,218	2,030	2,155
10199971, 6.39%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	6,994	6,374	6,137
10555819, 4.50%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	4,288	4,014	1,962
9901969, 5.65%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	5,900	5,433	5,183
9770931, 5.89%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	166	152	163
10991122, 6.40%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	3,329	3,034	3,105
10821902, 5.24%, 10/27/2027 (b)(c)(f)	Square	4/29/2026	6,979	6,464	6,603
10296969, 6.08%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	1,053	963	1,021
9857624, 4.66%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	430	402	422
11026754, 5.23%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	2,366	2,192	2,193
10746174, 4.50%, 10/10/2027 (b)(c)(f)	Square	4/14/2026	1,246	1,166	1,186
10344413, 6.25%, 07/17/2027 (b)(c)(f)	Square	1/22/2026	1,043	952	938
10058137, 4.50%, 05/11/2027 (b)(c)(f)	Square	11/14/2025	20,226	18,934	19,557
11026878, 5.25%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	1,145	1,060	1,051
10884600, 4.50%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	28,489	26,669	26,960
9797982, 5.64%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	4,215	3,882	4,128
10385188, 5.23%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	2,522	2,337	2,441
10470287, 5.22%, 08/14/2027 (b)(c)(f)	Square	2/19/2026	1,997	1,850	1,854
10706417, 6.08%, 10/04/2027 (b)(c)(f)	Square	4/8/2026	3,738	3,421	3,431
10361959, 4.50%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	4,593	4,299	4,459
10133161, 4.50%, 05/27/2027 (b)(c)(f)	Square	12/2/2025	15,028	14,068	14,482
9855522, 6.56%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	18,073	16,429	12,739
11122533, 5.48%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	69,533	64,187	64,170
9868925, 5.09%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	8,863	8,227	8,533
9880954, 5.09%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	19,080	17,710	17,946
10409086, 6.09%, 08/03/2027 (b)(c)(d)(f)	Square	2/5/2026	3,738	3,421	1,777
9795026, 4.66%, 03/13/2027 (b)(c)(f)	Square	9/17/2025	4,019	3,754	3,932
10412580, 6.05%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	55	50	54
9975374, 6.19%, 04/23/2027 (b)(c)(d)(f)	Square	10/27/2025	1,129	1,031	27
10668455, 6.39%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	1,970	1,796	1,904
10046625, 4.50%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	1,629	1,524	1,602
10628771, 4.50%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	16,146	15,115	15,263
9781751, 5.09%, 03/10/2027 (b)(c)(f)	Square	9/12/2025	14,710	13,654	14,165
10202485, 4.50%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	3,300	3,089	3,210
10671803, 4.49%, 09/28/2027 (b)(c)(f)	Square	4/1/2026	5,106	4,780	4,545
10806302, 6.39%, 10/23/2027 (b)(c)(f)	Square	4/27/2026	2,060	1,877	1,912
11043699, 5.23%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	11,610	10,755	10,773
9824170, 6.41%, 03/22/2027 (b)(c)(d)(f)	Square	9/24/2025	9,620	8,764	176
9787828, 4.67%, 03/11/2027 (b)(c)(f)	Square	9/15/2025	5,018	4,686	4,811
10635240, 5.23%, 09/20/2027 (b)(c)(f)	Square	3/24/2026	37,530	34,765	30,100
10859548, 4.51%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	2,854	2,671	2,703
10544505, 4.93%, 09/03/2027 (b)(c)(f)	Square	3/5/2026	10,162	9,455	9,792
9791563, 6.56%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	2,205	2,005	1,476
10380999, 5.23%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	4,727	4,379	4,572
10165801, 6.38%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	1,499	1,366	1,291
9822355, 6.26%, 03/21/2027 (b)(c)(f)	Square	9/24/2025	4,047	3,694	3,805
9794837, 4.67%, 03/13/2027 (b)(c)(f)	Square	9/17/2025	2,289	2,138	2,149
10953284, 6.40%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	4,113	3,748	3,682
11056068, 6.39%, 12/12/2027 (b)(c)(f)	Square	6/16/2026	8,430	7,682	7,683

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10425449, 5.23%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	$15,327	$14,198	$14,272
10669994, 5.23%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	5,718	5,297	5,210
10066848, 6.39%, 05/13/2027 (b)(c)(f)	Square	11/17/2025	2,648	2,413	2,165
10352050, 4.50%, 07/20/2027 (b)(c)(f)	Square	1/22/2026	5,091	4,766	4,875
10062108, 6.27%, 05/12/2027 (b)(c)(d)(f)	Square	11/14/2025	1,095	1,000	13
10938850, 4.50%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	11,103	10,393	10,477
9921213, 5.89%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	2,182	2,003	2,088
10224017, 4.50%, 06/18/2027 (b)(c)(f)	Square	12/22/2025	3,552	3,325	3,478
10260543, 5.30%, 06/29/2027 (b)(c)(f)	Square	12/31/2025	8	7	8
10341426, 5.72%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	14,896	13,703	14,095
10259227, 4.50%, 06/29/2027 (b)(c)(f)	Square	12/31/2025	6,143	5,750	5,378
10972207, 4.50%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	7,501	7,022	7,064
9917287, 4.66%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	26,976	25,194	22,083
10957347, 5.49%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	3,105	2,866	2,885
10215615, 6.09%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	955	874	922
9978525, 6.19%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	1,129	1,032	832
11095595, 5.48%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	7,078	6,534	6,534
11041084, 4.51%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	3,417	3,198	3,204
10582254, 4.50%, 09/10/2027 (b)(c)(f)	Square	3/12/2026	4,797	4,491	4,544
9923924, 4.66%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	5,318	4,967	5,209
10086841, 4.50%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	27,072	25,342	26,418
9775523, 6.56%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	1,833	1,666	489
10370390, 4.49%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	1,299	1,216	1,263
9999306, 4.66%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	10,191	9,517	9,758
10861640, 4.93%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	13,400	12,467	12,745
10851007, 4.50%, 11/01/2027 (b)(c)(f)	Square	5/5/2026	19,282	18,051	18,216
10434832, 4.51%, 08/09/2027 (b)(c)(f)	Square	2/11/2026	2,439	2,283	2,358
10103326, 4.50%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	7,048	6,597	6,663
10091819, 4.93%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	24,185	22,501	22,648
10323575, 6.39%, 07/13/2027 (b)(c)(f)	Square	1/15/2026	1,742	1,588	1,447
10888986, 5.23%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	3,735	3,460	3,513
9822432, 4.66%, 03/21/2027 (b)(c)(f)	Square	9/24/2025	697	651	677
10960721, 6.39%, 11/25/2027 (b)(c)(f)	Square	5/28/2026	10,397	9,474	9,701
10639052, 4.50%, 09/22/2027 (b)(c)(f)	Square	3/25/2026	24,248	22,698	23,332
10353343, 5.48%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	7,175	6,644	6,805
10939611, 6.24%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	1,545	1,411	1,465
9985335, 6.41%, 04/27/2027 (b)(c)(d)(f)	Square	10/29/2025	4,018	3,661	62
9791901, 4.66%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	11,097	10,364	10,632
10080479, 6.09%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	715	655	694
10306427, 6.40%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	5,159	4,701	4,936
10343226, 4.50%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	14,334	13,419	13,735
10085143, 5.72%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	9,666	8,892	9,227
9883667, 4.66%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	1,263	1,179	1,250
9887536, 5.89%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	3,756	3,447	3,525
9831159, 5.40%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	3,608	3,334	3,531
10500760, 4.50%, 08/22/2027 (b)(c)(f)	Square	2/25/2026	7,283	6,818	6,993
11033713, 5.26%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	3,517	3,257	3,248
10392197, 4.49%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	2,697	2,525	2,581
10196469, 4.54%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	130	121	128
10761625, 4.93%, 10/15/2027 (b)(c)(f)	Square	4/17/2026	9,899	9,210	9,328
10072015, 4.50%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	3,549	3,322	3,398
10515951, 4.50%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	2,724	2,550	2,657
10372963, 4.93%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	4,828	4,492	4,528
10257751, 4.50%, 06/29/2027 (b)(c)(f)	Square	12/31/2025	12,297	11,512	12,001
10315874, 4.50%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	2,027	1,897	1,970
10880330, 4.51%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	3,368	3,152	3,183

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10144316, 4.50%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	$4,694	$4,394	$4,486
10061631, 6.10%, 05/12/2027 (b)(c)(f)	Square	11/14/2025	388	355	372
10050024, 4.50%, 05/08/2027 (b)(c)(f)	Square	11/13/2025	4,699	4,399	4,582
10833067, 4.50%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	40,106	37,544	37,898
9994436, 6.56%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	5,721	5,208	5,097
11038500, 5.48%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	74,551	68,819	68,821
10580068, 6.03%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	416	381	381
10151323, 4.93%, 06/02/2027 (b)(c)(f)	Square	12/4/2025	3,691	3,434	3,559
10827475, 4.93%, 10/28/2027 (b)(c)(f)	Square	4/30/2026	3,500	3,256	3,309
10668956, 5.48%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	9,907	9,145	9,567
10171752, 6.39%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	3,645	3,321	419
9931757, 5.41%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	985	911	952
9965013, 6.26%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	2,087	1,906	2,001
10690822, 4.93%, 10/01/2027 (b)(c)(f)	Square	4/3/2026	2,605	2,423	2,414
10741672, 4.50%, 10/10/2027 (b)(c)(f)	Square	4/14/2026	11,130	10,419	10,558
9982399, 4.66%, 04/25/2027 (b)(c)(f)	Square	10/29/2025	5,773	5,391	5,574
11121376, 5.26%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	10,747	9,951	9,951
9836443, 5.89%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	3,283	3,013	3,008
9767911, 4.66%, 03/07/2027 (b)(c)(f)	Square	9/10/2025	188	175	186
10933844, 6.09%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	2,353	2,153	2,191
11051669, 6.39%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	26,358	24,018	23,973
10106706, 5.24%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	3,072	2,845	3,020
9820913, 5.09%, 03/19/2027 (b)(c)(f)	Square	9/23/2025	1,457	1,352	1,411
10973709, 4.50%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	1,604	1,501	1,521
9874960, 6.25%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	616	563	528
10823728, 6.10%, 10/27/2027 (b)(c)(f)	Square	4/29/2026	2,676	2,449	2,487
10196840, 5.72%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	2,053	1,889	1,983
10846355, 4.50%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	7,475	6,998	6,830
9985184, 4.66%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	1,144	1,068	1,113
10144194, 5.72%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	413	380	401
10445635, 4.50%, 08/11/2027 (b)(c)(f)	Square	2/13/2026	3,161	2,959	3,055
9956502, 4.67%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	3,175	2,966	3,116
10990452, 4.50%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	8,576	8,028	8,062
10051391, 5.48%, 05/09/2027 (b)(c)(f)	Square	11/13/2025	5,850	5,401	5,602
9794557, 6.40%, 03/13/2027 (b)(c)(f)	Square	9/17/2025	414	377	353
10873821, 6.39%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	21,445	19,542	19,954
10249922, 6.38%, 06/24/2027 (b)(c)(f)	Square	12/29/2025	1,832	1,670	1,583
10212146, 5.23%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	19,892	18,427	15,016
10618343, 6.09%, 09/17/2027 (b)(c)(f)	Square	3/19/2026	2,972	2,719	2,820
10906497, 5.23%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	28,764	26,645	27,287
9856455, 4.66%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	1,479	1,381	1,447
9853221, 6.26%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	8,630	7,879	4,455
9965538, 4.66%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	8,693	8,119	8,412
10027840, 6.41%, 05/04/2027 (b)(c)(d)(f)	Square	11/6/2025	1,021	930	658
10204837, 4.50%, 06/14/2027 (b)(c)(f)	Square	12/17/2025	1,826	1,710	1,758
9944600, 5.09%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	1,343	1,247	1,304
10313006, 5.23%, 07/11/2027 (b)(c)(f)	Square	1/14/2026	28,245	26,164	21,686
10089878, 4.92%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	959	892	894
10992757, 5.72%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	7,624	7,014	6,954
9856680, 4.66%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	1,864	1,741	1,797
10992707, 6.05%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	748	685	683
10789290, 5.48%, 10/20/2027 (b)(c)(f)	Square	4/22/2026	10,669	9,849	10,173
11125383, 6.39%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	8,031	7,319	7,317
10916360, 6.02%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	1,084	993	1,024
10548345, 4.50%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	3,185	2,982	3,047
9933586, 6.57%, 04/15/2027 (b)(c)(d)(f)	Square	10/17/2025	1,902	1,729	1,232

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10887012, 4.50%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	$9,297	$8,702	$8,776
10479099, 6.09%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	7,005	6,411	1,544
9962996, 4.67%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	7,499	7,004	7,092
11102751, 6.08%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	3,562	3,260	3,254
9855702, 4.66%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	2,853	2,666	2,355
10816979, 6.38%, 10/25/2027 (b)(c)(f)	Square	4/29/2026	1,290	1,175	1,184
9974710, 4.66%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	651	608	636
9927456, 4.68%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	230	214	226
10408818, 5.48%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	1,074	991	1,028
10937921, 6.03%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	6,231	5,707	5,879
10235190, 4.50%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	759	710	746
10361795, 5.72%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	1,906	1,753	1,776
10893506, 6.39%, 11/10/2027 (b)(c)(f)	Square	5/13/2026	3,281	2,990	3,067
10312527, 4.50%, 07/11/2027 (b)(c)(f)	Square	1/14/2026	8,470	7,929	8,220
10967939, 6.09%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	3,364	3,079	3,116
10079325, 6.08%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	1,798	1,646	1,664
11044078, 6.39%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	18,539	16,894	16,935
10582926, 4.93%, 09/10/2027 (b)(c)(f)	Square	3/12/2026	3,586	3,336	3,381
10237092, 6.03%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	3,954	3,622	2,508
10353167, 4.50%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	5,823	5,451	5,485
10997844, 5.48%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	49,680	45,860	45,826
10380896, 5.23%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	739	685	724
10097362, 5.73%, 05/20/2027 (b)(c)(f)	Square	11/24/2025	1,342	1,234	1,282
10482416, 4.50%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	28,673	26,845	27,158
9776790, 6.56%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	1,606	1,460	298
10196267, 4.49%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	3,277	3,068	2,834
10968067, 4.50%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	9,908	9,275	9,179
10378352, 5.48%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	6,753	6,234	6,198
10370012, 5.48%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	2,153	1,987	2,074
9849258, 5.89%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	10,328	9,479	9,149
10905380, 5.25%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	1,838	1,702	1,692
10812673, 4.50%, 10/24/2027 (b)(c)(f)	Square	4/28/2026	8,925	8,354	8,434
9924752, 6.26%, 04/11/2027 (b)(c)(f)	Square	10/16/2025	886	809	850
10898953, 6.09%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	8,141	7,450	7,666
11112569, 5.29%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	1,607	1,488	1,488
11010759, 5.48%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	46,780	43,183	43,267
9801699, 5.09%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	3,927	3,645	945
10204917, 4.50%, 06/14/2027 (b)(c)(f)	Square	12/17/2025	10,066	9,423	9,634
10589634, 4.50%, 09/11/2027 (b)(c)(f)	Square	3/13/2026	27,306	25,561	25,576
10134735, 4.50%, 05/28/2027 (b)(c)(f)	Square	12/2/2025	6,786	6,353	6,613
10356462, 4.49%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	573	536	565
10800469, 6.09%, 10/22/2027 (b)(c)(f)	Square	4/24/2026	36,915	33,784	34,594
10077392, 4.50%, 05/16/2027 (b)(c)(f)	Square	11/19/2025	1,941	1,817	1,892
10987418, 6.39%, 11/29/2027 (b)(c)(f)	Square	6/2/2026	4,393	4,003	4,164
11006708, 4.51%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	2,118	1,982	1,986
10632921, 4.50%, 09/20/2027 (b)(c)(f)	Square	3/24/2026	774	725	763
10888454, 5.27%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	2,588	2,396	2,396
11116484, 4.51%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	4,116	3,853	3,853
10517466, 4.50%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	10,445	9,778	9,900
11006962, 4.49%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	2,502	2,342	2,347
10112590, 4.50%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	4,976	4,658	4,836
9960925, 6.41%, 04/21/2027 (b)(c)(d)(f)	Square	10/23/2025	6,176	5,627	107
10864634, 4.50%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	981	919	925
9776447, 5.64%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	2,112	1,945	1,581
10671586, 4.50%, 09/28/2027 (b)(c)(f)	Square	4/1/2026	2,806	2,627	2,676
10214441, 4.50%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	5,159	4,830	4,992

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10350955, 4.50%, 07/20/2027 (b)(c)(f)	Square	1/22/2026	$14,003	$13,108	$13,476
9960444, 4.66%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	4,747	4,433	4,620
10887909, 5.48%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	4,275	3,946	4,028
10786821, 4.50%, 10/20/2027 (b)(c)(f)	Square	4/22/2026	4,750	4,446	4,510
10046956, 5.22%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	1,313	1,216	1,212
11071940, 4.93%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	31,708	29,501	29,534
10357353, 5.73%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	8,111	7,461	1,373
10296684, 4.50%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	5,415	5,069	5,215
10898450, 4.93%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	7,630	7,099	7,059
10425244, 5.48%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	5,337	4,927	5,014
10369918, 6.40%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	1,663	1,516	1,298
10534020, 4.93%, 09/01/2027 (b)(c)(f)	Square	3/4/2026	8,440	7,853	8,112
10960072, 4.50%, 11/24/2027 (b)(c)(f)	Square	5/28/2026	10,998	10,295	10,354
9817217, 4.66%, 03/19/2027 (b)(c)(f)	Square	9/23/2025	3,518	3,285	3,311
9890248, 5.09%, 04/03/2027 (b)(c)(d)(f)	Square	10/7/2025	33,467	31,064	8,018
9774660, 5.64%, 03/09/2027 (b)(c)(d)(f)	Square	9/11/2025	2,425	2,233	555
11106466, 6.24%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	16,974	15,501	15,447
10992728, 6.06%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	851	779	779
10411233, 6.03%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	3,047	2,791	2,759
9867400, 4.67%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	8,619	8,049	7,002
10296468, 5.23%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	3,552	3,290	3,461
11001001, 5.26%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	6,140	5,686	5,613
10113849, 4.93%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	9,361	8,709	8,906
10686437, 5.48%, 10/01/2027 (b)(c)(f)	Square	4/3/2026	24,096	22,243	22,435
10122663, 6.03%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	1,946	1,782	1,698
10012871, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/4/2025	1,947	1,822	1,896
11115309, 4.50%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	2,239	2,096	2,096
10164994, 6.39%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	6,753	6,153	3,574
10627260, 5.23%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	5,617	5,203	5,368
10021439, 4.50%, 05/03/2027 (b)(c)(f)	Square	11/5/2025	2,285	2,139	2,235
9985473, 4.66%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	2,684	2,507	2,632
9925472, 4.66%, 04/11/2027 (b)(c)(f)	Square	10/16/2025	3,208	2,996	2,664
10484623, 4.94%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	1,536	1,429	1,433
10017507, 5.22%, 05/03/2027 (b)(c)(f)	Square	11/5/2025	545	505	528
9937403, 4.66%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	7,931	7,407	7,770
10227447, 5.47%, 06/19/2027 (b)(c)(f)	Square	12/23/2025	2,156	1,991	2,065
10603197, 6.40%, 09/13/2027 (b)(c)(f)	Square	3/17/2026	2,283	2,080	2,205
10361871, 4.51%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	2,403	2,249	2,288
10373512, 4.50%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	10,444	9,777	10,050
9932411, 5.40%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	15,186	14,034	14,667
10482224, 6.09%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	2,862	2,619	2,737
10237206, 4.50%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	5,574	5,218	5,422
10256118, 6.03%, 06/27/2027 (b)(c)(f)	Square	12/31/2025	2,424	2,220	2,292
9888830, 4.66%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	1,128	1,053	1,109
10318977, 4.50%, 07/13/2027 (b)(c)(f)	Square	1/15/2026	1,274	1,193	1,221
9997663, 4.66%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	23,834	22,259	22,993
10644735, 6.09%, 09/23/2027 (b)(c)(f)	Square	3/25/2026	5,697	5,214	5,483
9765037, 4.67%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	992	926	976
10023668, 4.50%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	4,191	3,923	3,965
9795788, 5.90%, 03/14/2027 (b)(c)(f)	Square	9/17/2025	488	447	472
9855414, 4.67%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	2,367	2,211	2,266
10203593, 5.72%, 06/13/2027 (b)(c)(f)	Square	12/17/2025	752	692	707
9742043, 6.43%, 02/28/2027 (b)(c)(d)(f)	Square	9/4/2025	1,112	1,013	17
10744484, 6.25%, 10/10/2027 (b)(c)(f)	Square	4/14/2026	1,851	1,690	1,745
10024977, 4.93%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	12,011	11,175	3,939
10304283, 6.39%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	18,569	16,921	17,903

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
11027916, 4.49%, 12/06/2027 (b)(c)(f)	Square	6/10/2026	$3,981	$3,727	$3,733
11114647, 4.50%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	6,447	6,035	6,037
10476984, 4.93%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	1,345	1,251	1,271
10171669, 6.38%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	610	556	589
10384600, 5.23%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	1,308	1,212	1,236
9923390, 5.09%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	2,764	2,566	2,438
10236246, 4.50%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	1,869	1,749	1,811
11112914, 5.72%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	3,846	3,538	3,539
9936408, 4.66%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	21,622	20,193	21,181
10062296, 6.39%, 05/12/2027 (b)(c)(f)	Square	11/14/2025	5,561	5,068	5,364
10375783, 4.93%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	2,690	2,503	2,574
10091377, 4.51%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	694	649	683
10376651, 4.52%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	1,030	964	995
9943914, 4.66%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	32,272	30,139	30,301
10493179, 6.09%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	13,874	12,696	8,743
10964056, 5.48%, 11/26/2027 (b)(c)(f)	Square	5/28/2026	10,113	9,335	9,481
10344839, 4.51%, 07/17/2027 (b)(c)(f)	Square	1/22/2026	1,137	1,064	1,090
10058009, 5.23%, 05/11/2027 (b)(c)(f)	Square	11/14/2025	5,440	5,039	4,620
11037976, 4.93%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	14,077	13,097	13,116
9798583, 4.66%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	13,308	12,428	13,015
10880790, 6.06%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	693	634	620
9771020, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	931	869	915
11007058, 5.48%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	18,987	17,526	17,551
10622806, 5.72%, 09/18/2027 (b)(c)(f)	Square	3/20/2026	7,828	7,201	6,915
10324290, 4.50%, 07/14/2027 (b)(c)(f)	Square	1/16/2026	26,296	24,616	25,175
11069499, 6.39%, 12/15/2027 (b)(c)(f)	Square	6/17/2026	7,030	6,406	6,395
10893386, 4.92%, 11/10/2027 (b)(c)(f)	Square	5/13/2026	2,914	2,711	2,745
9884198, 4.66%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	28,188	26,325	23,028
10053892, 4.50%, 05/10/2027 (b)(c)(f)	Square	11/13/2025	21,934	20,533	21,413
11124718, 6.39%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	1,149	1,047	1,047
10157397, 5.48%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	6,245	5,765	5,920
9759592, 6.57%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	942	858	546
10247474, 4.93%, 06/24/2027 (b)(c)(f)	Square	12/29/2025	5,597	5,208	5,265
11031883, 6.43%, 12/08/2027 (b)(c)(f)	Square	6/10/2026	525	478	479
9822903, 4.65%, 03/21/2027 (b)(c)(f)	Square	9/24/2025	964	901	940
9851204, 4.66%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	2,058	1,922	1,968
10429682, 4.50%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	6,441	6,030	5,662
10960980, 4.92%, 11/25/2027 (b)(c)(f)	Square	5/28/2026	3,543	3,297	3,324
10177073, 5.48%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	3,935	3,632	3,799
11102907, 6.03%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	11,245	10,300	10,271
10162098, 4.50%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	6,320	5,916	6,082
9892866, 6.56%, 04/05/2027 (b)(c)(f)	Square	10/8/2025	5,645	5,132	4,973
9922021, 4.67%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	1,734	1,619	1,711
10969128, 4.50%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	18,425	17,248	17,384
9916633, 5.09%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	7,479	6,942	7,171
10370081, 5.48%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	9,156	8,452	8,764
10888274, 4.50%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	2,133	1,997	2,017
11116561, 5.24%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	6,919	6,409	6,409
11004279, 6.39%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	36,560	33,315	33,099
10369798, 4.93%, 07/24/2027 (b)(c)(f)	Square	1/28/2026	6,374	5,930	5,810
10926545, 5.23%, 11/15/2027 (b)(c)(f)	Square	5/19/2026	19,977	18,505	18,770
11052786, 5.71%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	1,372	1,262	1,263
10090835, 5.23%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	1,130	1,046	1,081
11001619, 4.50%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	10,436	9,769	9,792
10756319, 5.23%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	3,899	3,612	3,660
10637447, 5.73%, 09/21/2027 (b)(c)(f)	Square	3/25/2026	2,199	2,023	2,110

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10422332, 6.39%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	$5,257	$4,790	$5,086
10941786, 4.50%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	9,062	8,483	8,561
10352913, 5.24%, 07/20/2027 (b)(c)(f)	Square	1/22/2026	3,693	3,421	3,449
9761550, 4.66%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	8,590	8,022	8,030
10704851, 6.03%, 10/03/2027 (b)(c)(f)	Square	4/7/2026	2,701	2,474	2,157
10173561, 4.50%, 06/07/2027 (b)(c)(f)	Square	12/10/2025	2,453	2,296	2,394
10565050, 5.47%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	1,375	1,269	1,324
10022093, 4.93%, 05/03/2027 (b)(c)(f)	Square	11/5/2025	11,220	10,439	10,063
10110972, 4.50%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	6,232	5,834	6,073
10899737, 4.50%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	1,719	1,609	1,631
10426258, 6.24%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	6,045	5,520	4,370
10417669, 6.39%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	1,593	1,451	1,554
10478515, 5.27%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	2,597	2,404	2,493
9945120, 5.10%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	2,255	2,093	2,202
11028010, 4.93%, 12/06/2027 (b)(c)(f)	Square	6/10/2026	30,397	28,281	28,302
11021961, 5.24%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	21,525	19,939	19,946
10356600, 5.24%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	2,337	2,164	2,171
10575384, 6.21%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	775	708	609
10980186, 4.50%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	9,450	8,846	8,900
10048725, 4.93%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	966	899	938
10069967, 4.50%, 05/13/2027 (b)(c)(f)	Square	11/17/2025	2,255	2,111	2,191
10957422, 4.51%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	3,695	3,459	3,470
10984845, 6.09%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	8,635	7,903	7,846
9828873, 4.67%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	1,738	1,623	1,694
9907234, 4.66%, 04/08/2027 (b)(c)(f)	Square	10/10/2025	11,098	10,365	10,833
10633960, 4.50%, 09/20/2027 (b)(c)(f)	Square	3/24/2026	10,177	9,527	9,610
10157714, 4.50%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	7,483	7,004	7,256
10070962, 5.49%, 05/13/2027 (b)(c)(f)	Square	11/17/2025	3,121	2,881	2,613
9984942, 4.66%, 04/27/2027 (b)(c)(f)	Square	10/29/2025	3,166	2,957	3,077
10922164, 4.50%, 11/15/2027 (b)(c)(f)	Square	5/19/2026	22,412	20,980	20,624
9800422, 4.67%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	747	698	736
10835038, 5.23%, 10/29/2027 (b)(c)(f)	Square	5/1/2026	1,452	1,345	1,381
10961080, 4.50%, 11/25/2027 (b)(c)(f)	Square	5/28/2026	27,468	25,714	25,425
9996039, 4.66%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	57,234	53,452	44,233
10342013, 4.50%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	23,897	22,370	23,150
9887872, 5.40%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	2,366	2,187	2,271
10597923, 4.50%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	5,385	5,041	5,188
10403265, 4.92%, 08/02/2027 (b)(c)(f)	Square	2/4/2026	5,246	4,881	4,961
10683935, 4.51%, 09/30/2027 (b)(c)(f)	Square	4/2/2026	1,760	1,647	1,671
10611320, 4.50%, 09/16/2027 (b)(c)(f)	Square	3/18/2026	6,935	6,492	6,646
10224948, 6.39%, 06/18/2027 (b)(c)(f)	Square	12/22/2025	1,548	1,411	1,500
10259763, 4.50%, 06/29/2027 (b)(c)(f)	Square	12/31/2025	5,605	5,247	5,426
10311246, 6.39%, 07/10/2027 (b)(c)(f)	Square	1/14/2026	2,703	2,463	2,622
10507971, 5.47%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	3,788	3,497	3,622
9733955, 4.66%, 02/28/2027 (b)(c)(d)(f)	Square	9/2/2025	3,713	3,468	1,760
10000342, 6.26%, 04/29/2027 (b)(c)(d)(f)	Square	10/31/2025	8,178	7,466	1,247
10061462, 5.48%, 05/12/2027 (b)(c)(f)	Square	11/14/2025	522	482	486
10565243, 4.50%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	6,352	5,946	6,060
10936176, 6.41%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	1,589	1,447	1,480
10410033, 4.50%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	13,887	13,000	13,351
10494286, 5.72%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	1,368	1,258	1,288
10643084, 4.50%, 09/23/2027 (b)(c)(f)	Square	3/25/2026	9,700	9,080	9,298
9914178, 5.65%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	1,516	1,396	1,329
10480187, 4.92%, 08/17/2027 (b)(c)(f)	Square	2/19/2026	3,179	2,958	2,923
10252372, 4.50%, 06/26/2027 (b)(c)(f)	Square	12/30/2025	3,225	3,019	3,143

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10386010, 6.38%, 07/28/2027 (b)(c)(d)(f)	Square	1/30/2026	$1,096	$999	$114
11115745, 4.50%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	4,574	4,282	4,283
10957674, 4.50%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	15,482	14,493	14,618
10011756, 5.27%, 04/30/2027 (b)(c)(d)(f)	Square	11/4/2025	2,908	2,692	389
10939442, 5.48%, 11/19/2027 (b)(c)(f)	Square	5/21/2026	2,936	2,710	2,786
9999174, 5.64%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	2,995	2,758	2,471
10918043, 4.50%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	21,834	20,439	20,629
10413682, 4.93%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	9,637	8,966	9,222
10599701, 4.50%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	5,850	5,476	5,536
10496613, 6.09%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	14,285	13,073	13,668
10021939, 5.27%, 05/03/2027 (b)(c)(d)(f)	Square	11/5/2025	4,016	3,718	529
10392274, 6.39%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	974	888	917
10173299, 6.39%, 06/07/2027 (b)(c)(f)	Square	12/10/2025	4,715	4,296	2,401
10959022, 4.51%, 11/23/2027 (b)(c)(f)	Square	5/28/2026	2,203	2,061	2,068
9917822, 5.64%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	17,865	16,452	17,393
10982974, 5.26%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	3,682	3,409	3,561
10147813, 4.94%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	878	817	846
10188350, 4.50%, 06/10/2027 (b)(c)(f)	Square	12/12/2025	9,422	8,820	9,278
10927967, 6.03%, 11/17/2027 (b)(c)(f)	Square	5/20/2026	13,280	12,164	12,028
9904463, 5.09%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	2,280	2,116	2,155
10971680, 4.50%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	3,221	3,015	2,984
10136381, 4.92%, 05/28/2027 (b)(c)(f)	Square	12/2/2025	2,398	2,232	1,828
10880885, 4.93%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	18,635	17,338	17,667
10868561, 4.93%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	2,827	2,630	2,665
9908482, 4.66%, 04/08/2027 (b)(c)(f)	Square	10/10/2025	27,775	25,940	26,945
10645917, 4.50%, 09/24/2027 (b)(c)(f)	Square	3/26/2026	30,787	28,820	28,999
9995252, 6.54%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	835	759	145
10746335, 5.74%, 10/10/2027 (b)(c)(f)	Square	4/14/2026	1,101	1,012	1,030
10472011, 4.50%, 08/16/2027 (b)(c)(f)	Square	2/19/2026	8,649	8,096	7,681
10492518, 5.23%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	12,898	11,948	10,177
9949723, 4.66%, 04/17/2027 (b)(c)(f)	Square	10/21/2025	12,157	11,353	11,931
10357265, 4.49%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	1,646	1,541	1,600
11125652, 4.93%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	9,993	9,297	9,296
10075138, 4.50%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	7,980	7,470	7,526
9848632, 4.66%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	1,333	1,245	1,309
10242050, 5.23%, 06/23/2027 (b)(c)(f)	Square	12/26/2025	19,218	17,803	18,812
9936123, 4.66%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	3,681	3,438	3,589
10226765, 4.93%, 06/18/2027 (b)(c)(f)	Square	12/22/2025	13,783	12,823	13,066
10576171, 4.50%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	21,802	20,409	20,830
10892050, 5.47%, 11/09/2027 (b)(c)(f)	Square	5/13/2026	1,809	1,670	1,660
10765982, 4.93%, 10/15/2027 (b)(c)(f)	Square	4/17/2026	4,579	4,261	4,358
9804778, 5.09%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	19,334	17,946	18,207
10088598, 5.28%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	224	207	213
11008914, 5.48%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	5,566	5,138	5,140
10883007, 4.50%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	22,340	20,913	21,152
10672150, 6.24%, 09/28/2027 (b)(c)(f)	Square	4/1/2026	1,911	1,745	1,828
10589139, 4.93%, 09/11/2027 (b)(c)(f)	Square	3/13/2026	6,955	6,470	6,666
10408559, 6.03%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	683	625	531
10015668, 4.50%, 05/02/2027 (b)(c)(f)	Square	11/5/2025	2,473	2,314	2,425
9823902, 6.56%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	696	633	673
10024465, 4.50%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	3,326	3,114	3,223
9832344, 4.66%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	7,643	7,205	7,543
9776651, 6.19%, 03/09/2027 (b)(c)(d)(f)	Square	9/11/2025	1,238	1,131	218
10156164, 4.50%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	7,909	7,404	7,718
11094759, 5.24%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	6,076	5,628	5,629
10375650, 4.93%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	3,504	3,260	3,313

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10741252, 5.27%, 10/10/2027 (b)(c)(f)	Square	4/14/2026	$1,074	$994	$980
11114043, 6.39%, 12/24/2027 (b)(c)(f)	Square	6/26/2026	19,547	17,811	17,814
9833239, 5.39%, 03/23/2027 (b)(c)(d)(f)	Square	9/25/2025	2,081	1,923	32
9983151, 6.56%, 04/26/2027 (b)(c)(f)	Square	10/29/2025	8,945	8,132	6,524
10155395, 5.48%, 06/03/2027 (b)(c)(f)	Square	12/5/2025	1,729	1,596	1,655
10617274, 5.72%, 09/17/2027 (b)(c)(f)	Square	3/19/2026	12,521	11,518	11,759
10943887, 5.48%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	3,214	2,967	3,024
11006128, 4.50%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	9,157	8,571	8,595
10472197, 4.93%, 08/16/2027 (b)(c)(f)	Square	2/19/2026	12,688	11,804	9,757
10644134, 6.39%, 09/23/2027 (b)(c)(f)	Square	3/25/2026	3,192	2,908	2,923
10058540, 6.39%, 05/11/2027 (b)(c)(f)	Square	11/14/2025	861	784	843
9789841, 4.66%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	1,489	1,391	1,425
9838039, 6.41%, 03/24/2027 (b)(c)(d)(f)	Square	9/26/2025	9,464	8,622	120
9836738, 4.66%, 03/24/2027 (b)(c)(f)	Square	9/26/2025	6,143	5,737	6,042
11023661, 4.50%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	25,597	23,961	24,000
9915723, 5.40%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	17,401	16,081	16,555
10556006, 6.09%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	3,713	3,398	3,543
10660467, 4.50%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	6,046	5,659	5,735
10867291, 4.50%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	44,828	41,964	42,448
10145215, 5.47%, 06/01/2027 (b)(c)(f)	Square	12/3/2025	1,234	1,140	1,181
10921655, 4.93%, 11/15/2027 (b)(c)(f)	Square	5/19/2026	6,539	6,083	6,127
10180708, 4.50%, 06/09/2027 (b)(c)(f)	Square	12/11/2025	4,235	3,965	4,127
10865933, 4.50%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	27,680	25,912	26,081
10983573, 6.09%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	1,344	1,230	1,269
11024988, 4.50%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	5,374	5,031	5,040
10468026, 4.50%, 08/13/2027 (b)(c)(f)	Square	2/18/2026	6,581	6,161	6,351
10246578, 4.50%, 06/24/2027 (b)(c)(f)	Square	12/29/2025	4,789	4,483	4,711
10516573, 5.48%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	1,639	1,513	1,474
9781282, 6.25%, 03/10/2027 (b)(c)(f)	Square	9/12/2025	2,082	1,901	1,955
10376697, 6.39%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	858	782	114
10414948, 6.38%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	2,039	1,859	170
9926365, 6.18%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	278	254	244
9974752, 5.64%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	310	286	305
9946747, 4.66%, 04/17/2027 (b)(c)(f)	Square	10/21/2025	2,285	2,134	2,237
11012258, 6.38%, 12/03/2027 (b)(c)(f)	Square	6/5/2026	1,688	1,539	1,537
10426461, 6.39%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	4,724	4,305	4,398
10968906, 6.09%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	2,947	2,697	2,760
11006844, 6.03%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	1,275	1,168	1,141
10165866, 4.93%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	6,378	5,934	5,991
10389478, 5.48%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	11,252	10,387	10,976
11058307, 6.03%, 12/12/2027 (b)(c)(f)	Square	6/16/2026	7,710	7,062	7,037
10297499, 6.39%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	20,082	18,300	10,910
10515738, 4.50%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	6,473	6,060	6,146
10447688, 5.72%, 08/11/2027 (b)(c)(f)	Square	2/13/2026	5,441	5,005	5,220
9742332, 4.68%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	585	546	569
10889582, 4.93%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	19,209	17,872	18,145
9793216, 4.67%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	1,382	1,291	1,366
9933647, 4.66%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	19,792	18,484	19,091
10415964, 4.50%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	1,498	1,402	1,461
9867853, 4.67%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	1,105	1,032	1,084
10960520, 4.50%, 11/25/2027 (b)(c)(f)	Square	5/28/2026	5,671	5,309	5,363
10445440, 4.50%, 08/10/2027 (b)(c)(f)	Square	2/12/2026	11,675	10,929	11,157
10382138, 4.93%, 07/28/2027 (b)(c)(f)	Square	1/30/2026	20,317	18,903	19,561
10354408, 4.50%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	4,081	3,820	3,872
10374524, 4.93%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	18,264	16,993	14,616
10906101, 4.50%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	6,660	6,234	6,257

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
11043363, 6.09%, 12/10/2027 (b)(c)(f)	Square	6/12/2026	$6,382	$5,841	$5,836
10488331, 4.50%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	16,443	15,392	15,837
10090290, 5.72%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	4,155	3,822	4,066
9981776, 4.66%, 04/25/2027 (b)(c)(f)	Square	10/29/2025	4,575	4,273	4,422
9903383, 4.66%, 04/07/2027 (b)(c)(f)	Square	10/9/2025	1,386	1,294	1,353
9926390, 5.64%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	16,470	15,168	3,616
10432713, 4.50%, 08/07/2027 (b)(c)(f)	Square	2/11/2026	27,482	25,727	26,286
10435340, 6.39%, 08/09/2027 (b)(c)(f)	Square	2/11/2026	15,389	14,023	14,870
9821745, 4.66%, 03/20/2027 (b)(c)(f)	Square	9/24/2025	4,854	4,533	4,742
10376279, 4.50%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	6,392	5,983	6,147
9926883, 6.56%, 04/13/2027 (b)(c)(f)	Square	10/16/2025	3,578	3,253	2,884
10973213, 5.27%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	2,811	2,603	2,594
10892237, 5.48%, 11/09/2027 (b)(c)(f)	Square	5/13/2026	4,206	3,882	3,923
10104440, 4.93%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	1,221	1,136	1,200
10571569, 4.50%, 09/07/2027 (b)(c)(f)	Square	3/11/2026	19,799	18,534	18,937
10681575, 6.39%, 09/30/2027 (b)(c)(f)	Square	4/2/2026	11,227	10,231	10,563
10443028, 5.23%, 08/10/2027 (b)(c)(f)	Square	2/12/2026	10,843	10,045	10,665
10564731, 4.50%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	4,000	3,745	3,859
10509550, 4.50%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	27,822	26,045	26,776
9760334, 4.66%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	1,376	1,285	1,346
10898861, 5.47%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	2,886	2,664	2,728
10521817, 5.48%, 08/26/2027 (b)(c)(f)	Square	3/2/2026	3,619	3,341	3,466
9990388, 4.67%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	2,780	2,596	2,693
10365646, 4.50%, 07/23/2027 (b)(c)(f)	Square	1/27/2026	3,446	3,226	3,282
10953209, 6.09%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	3,172	2,903	2,995
9743169, 6.56%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	1,891	1,720	1,746
10958314, 5.72%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	3,944	3,629	3,727
10630715, 6.38%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	1,517	1,383	1,375
10991537, 5.26%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	13,303	12,318	10,996
10917964, 4.94%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	2,209	2,055	2,073
10401351, 4.50%, 08/01/2027 (b)(c)(f)	Square	2/4/2026	6,215	5,818	5,950
10344660, 6.09%, 07/17/2027 (b)(c)(f)	Square	1/22/2026	1,839	1,683	1,789
10344499, 4.50%, 07/17/2027 (b)(c)(f)	Square	1/22/2026	3,241	3,034	3,054
10412661, 4.50%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	7,516	7,035	7,287
10854121, 5.72%, 11/02/2027 (b)(c)(f)	Square	5/6/2026	5,260	4,839	4,752
10499968, 6.09%, 08/21/2027 (b)(c)(f)	Square	2/25/2026	11,184	10,235	9,660
10216265, 4.93%, 06/17/2027 (b)(c)(f)	Square	12/19/2025	12,439	11,573	9,587
9831116, 6.55%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	872	793	762
10561030, 4.93%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	4,288	3,989	4,078
10056765, 5.24%, 05/10/2027 (b)(c)(f)	Square	11/13/2025	9,583	8,876	9,287
10109716, 6.39%, 05/23/2027 (b)(c)(f)	Square	11/26/2025	2,842	2,590	2,089
11075110, 4.50%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	7,444	6,968	6,967
9973726, 5.11%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	874	811	828
9867107, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	2,009	1,876	1,921
9776554, 6.54%, 03/09/2027 (b)(c)(d)(f)	Square	9/11/2025	1,119	1,018	14
10139257, 4.93%, 05/29/2027 (b)(c)(f)	Square	12/3/2025	13,193	12,275	12,394
10611953, 6.09%, 09/16/2027 (b)(c)(f)	Square	3/18/2026	1,952	1,786	1,903
10744704, 5.23%, 10/10/2027 (b)(c)(f)	Square	4/14/2026	7,931	7,347	7,525
10239626, 4.50%, 06/23/2027 (b)(c)(f)	Square	12/26/2025	4,161	3,897	4,028
11052822, 5.23%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	23,106	21,404	21,429
10917087, 6.42%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	1,188	1,082	1,058
9916537, 4.67%, 04/09/2027 (b)(c)(f)	Square	10/14/2025	2,373	2,216	1,987
10892115, 6.24%, 11/09/2027 (b)(c)(f)	Square	5/13/2026	3,229	2,949	3,045
9742184, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	2,875	2,685	2,814
10342793, 5.48%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	4,346	4,012	3,088
9733698, 4.65%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	1,034	966	827

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10297881, 6.09%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	$5,554	$5,083	$5,396
10120417, 6.24%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	1,508	1,377	1,459
10507918, 5.26%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	1,436	1,330	1,306
11102539, 6.10%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	4,064	3,719	3,721
10728282, 5.23%, 10/08/2027 (b)(c)(f)	Square	4/10/2026	48,305	44,747	44,505
10679945, 5.73%, 09/30/2027 (b)(c)(f)	Square	4/1/2026	2,454	2,257	2,391
9965467, 4.66%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	959	896	924
9958915, 6.56%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	726	660	677
9980996, 5.40%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	3,721	3,438	3,615
9851251, 4.67%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	1,034	965	848
9966054, 4.69%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	397	370	388
10863053, 5.23%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	5,378	4,982	5,111
10425173, 4.92%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	1,257	1,169	1,199
10172687, 4.93%, 06/06/2027 (b)(c)(f)	Square	12/10/2025	5,010	4,661	4,809
9819067, 6.56%, 03/19/2027 (b)(c)(d)(f)	Square	9/23/2025	57,433	52,211	1,086
9995589, 4.66%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	5,195	4,863	4,435
10503649, 6.10%, 08/23/2027 (b)(c)(f)	Square	2/25/2026	1,866	1,707	503
10055555, 4.50%, 05/10/2027 (b)(c)(f)	Square	11/13/2025	13,444	12,585	13,160
9766229, 4.66%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	9,401	8,780	9,215
10051054, 4.50%, 05/09/2027 (b)(c)(f)	Square	11/13/2025	2,324	2,175	2,283
11056405, 5.72%, 12/12/2027 (b)(c)(f)	Square	6/16/2026	37,797	34,770	34,755
10004998, 5.99%, 04/30/2027 (b)(c)(d)(f)	Square	11/3/2025	842	772	14
10003739, 4.50%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	2,587	2,422	2,520
10082622, 6.40%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	4,883	4,449	3,791
10193919, 4.50%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	3,340	3,127	3,256
11027250, 4.50%, 12/06/2027 (b)(c)(f)	Square	6/10/2026	9,417	8,815	8,831
10430396, 4.50%, 08/06/2027 (b)(c)(f)	Square	2/10/2026	5,756	5,388	5,410
10316340, 5.72%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	399	367	392
10179211, 5.24%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	2,379	2,204	2,337
10469642, 4.50%, 08/13/2027 (b)(c)(f)	Square	2/18/2026	3,792	3,550	3,576
9966707, 4.66%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	43,593	40,712	41,792
9789950, 5.65%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	2,910	2,680	1,706
9973564, 6.56%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	10,656	9,687	4,976
10468553, 6.39%, 08/13/2027 (b)(c)(f)	Square	2/18/2026	1,739	1,590	1,551
10870128, 6.39%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	4,084	3,721	3,832
10996059, 4.50%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	17,272	16,168	16,212
10051217, 4.50%, 05/09/2027 (b)(c)(f)	Square	11/13/2025	3,153	2,952	3,087
11095535, 5.28%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	863	799	791
9757716, 4.66%, 03/04/2027 (b)(c)(f)	Square	9/8/2025	1,067	996	1,031
10380406, 5.48%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	11,703	10,803	11,348
10004031, 6.39%, 04/30/2027 (b)(c)(f)	Square	11/3/2025	931	849	878
10704617, 5.73%, 10/03/2027 (b)(c)(f)	Square	4/7/2026	1,404	1,292	1,309
10000427, 4.66%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	3,620	3,381	3,490
9767496, 4.66%, 03/06/2027 (b)(c)(f)	Square	9/10/2025	1,881	1,756	1,846
9766053, 4.66%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	4,731	4,419	3,751
10562378, 4.93%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	20,579	19,147	19,629
10540730, 6.09%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	4,066	3,722	3,469
9805614, 4.66%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	2,365	2,209	2,298
9886629, 4.66%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	10,510	9,815	8,677
10311829, 4.50%, 07/10/2027 (b)(c)(f)	Square	1/14/2026	6,668	6,242	6,497
10685941, 6.40%, 09/30/2027 (b)(c)(f)	Square	4/2/2026	1,003	914	946
10540012, 5.27%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	8,489	7,860	4,531
9869623, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	12,886	12,034	12,143
9945822, 5.09%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	7,731	7,176	7,443
9776507, 6.56%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	3,295	2,996	654
10706677, 4.49%, 10/04/2027 (b)(c)(f)	Square	4/8/2026	3,404	3,187	3,208

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10169294, 4.49%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	$1,363	$1,276	$1,320
10507492, 4.50%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	4,506	4,219	4,300
9869218, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	926	865	903
9896777, 5.40%, 04/06/2027 (b)(c)(f)	Square	10/8/2025	5,016	4,635	4,141
9888085, 4.66%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	6,741	6,296	6,351
10855636, 6.08%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	2,687	2,460	2,478
10841433, 6.09%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	3,561	3,259	3,307
9771096, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	1,155	1,079	1,127
10291497, 4.50%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	2,507	2,347	2,419
11023385, 5.23%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	10,456	9,686	9,702
9764330, 5.40%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	5,353	4,947	5,228
10927391, 5.72%, 11/16/2027 (b)(c)(f)	Square	5/20/2026	19,162	17,628	17,894
10893860, 6.40%, 11/10/2027 (b)(c)(f)	Square	5/13/2026	5,188	4,727	4,817
10931446, 4.50%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	5,948	5,568	5,644
10128411, 4.93%, 05/26/2027 (b)(c)(f)	Square	12/1/2025	1,212	1,127	1,162
9773534, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	15,177	14,174	14,807
10852569, 6.09%, 11/01/2027 (b)(c)(f)	Square	5/5/2026	6,259	5,728	5,033
9805497, 6.56%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	2,044	1,858	1,218
10847804, 4.50%, 11/01/2027 (b)(c)(f)	Square	5/5/2026	50,189	46,982	47,548
10197530, 4.50%, 06/11/2027 (b)(c)(f)	Square	12/15/2025	5,071	4,747	4,904
10189328, 4.50%, 06/10/2027 (b)(c)(f)	Square	12/12/2025	4,155	3,890	4,075
10302706, 4.50%, 07/08/2027 (b)(c)(f)	Square	1/12/2026	3,491	3,268	3,297
10050541, 4.50%, 05/08/2027 (b)(c)(f)	Square	11/13/2025	260	243	255
10354634, 4.50%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	4,239	3,968	4,150
10378772, 4.50%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	6,394	5,985	6,116
10176483, 6.09%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	3,897	3,566	3,107
10079508, 4.49%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	3,169	2,967	2,997
9741921, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	4,987	4,658	4,819
10321919, 4.50%, 07/13/2027 (b)(c)(f)	Square	1/15/2026	37,081	34,712	36,085
9749987, 6.28%, 03/02/2027 (b)(c)(f)	Square	9/4/2025	718	656	592
10484787, 5.73%, 08/18/2027 (b)(c)(f)	Square	2/20/2026	6,230	5,731	6,057
10461570, 4.93%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	38,165	35,509	36,692
10121907, 5.48%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	14,140	13,053	12,094
10842610, 6.39%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	16,825	15,332	16,028
10335991, 6.40%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	2,363	2,153	2,277
9857143, 4.66%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	3,678	3,435	3,574
9952019, 4.66%, 04/18/2027 (b)(c)(f)	Square	10/22/2025	1,376	1,286	1,340
9748684, 6.26%, 03/02/2027 (b)(c)(f)	Square	9/4/2025	4,168	3,806	3,821
10109362, 4.93%, 05/23/2027 (b)(c)(f)	Square	11/26/2025	3,730	3,470	3,578
10121130, 4.50%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	6,475	6,065	6,271
10548932, 6.23%, 09/04/2027 (b)(c)(f)	Square	3/6/2026	1,090	996	1,026
11000956, 6.22%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	837	764	764
10074320, 6.10%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	2,277	2,084	1,292
10661840, 4.50%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	3,876	3,628	3,714
9778520, 5.89%, 03/10/2027 (b)(c)(f)	Square	9/12/2025	2,390	2,194	1,090
10565720, 5.23%, 09/05/2027 (b)(c)(f)	Square	3/9/2026	14,236	13,187	11,268
10214060, 4.93%, 06/16/2027 (b)(c)(f)	Square	12/18/2025	3,489	3,246	3,350
10232956, 5.72%, 06/21/2027 (b)(c)(f)	Square	12/24/2025	2,616	2,406	2,464
10618668, 4.51%, 09/17/2027 (b)(c)(f)	Square	3/19/2026	2,270	2,125	2,186
10684054, 4.50%, 09/30/2027 (b)(c)(f)	Square	4/2/2026	16,712	15,644	15,930
9795470, 5.09%, 03/14/2027 (b)(c)(f)	Square	9/17/2025	2,529	2,347	2,454
10450539, 6.10%, 08/11/2027 (b)(c)(f)	Square	2/13/2026	1,889	1,729	1,810
9977101, 5.65%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	1,060	976	1,011
10507659, 6.24%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	2,706	2,472	2,535
10799634, 6.24%, 10/22/2027 (b)(c)(f)	Square	4/24/2026	4,159	3,798	3,922
9793565, 4.66%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	18,046	16,853	16,848

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10605626, 4.50%, 09/14/2027 (b)(c)(f)	Square	3/18/2026	$22,360	$20,931	$20,909
11040639, 6.03%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	9,748	8,929	8,850
10393846, 6.24%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	919	839	876
10855821, 4.50%, 11/03/2027 (b)(c)(f)	Square	5/6/2026	15,758	14,751	14,927
10338909, 4.51%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	2,446	2,290	2,302
9793397, 4.66%, 03/12/2027 (b)(c)(f)	Square	9/16/2025	1,446	1,351	1,425
9844497, 6.56%, 03/25/2027 (b)(c)(d)(f)	Square	9/29/2025	3,150	2,864	532
10959533, 4.51%, 11/23/2027 (b)(c)(f)	Square	5/28/2026	4,483	4,197	4,239
10167309, 4.93%, 06/05/2027 (b)(c)(f)	Square	12/9/2025	23,917	22,252	17,028
10886335, 6.24%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	4,617	4,216	4,446
11026982, 4.50%, 12/06/2027 (b)(c)(f)	Square	6/10/2026	11,320	10,596	10,617
9802728, 5.64%, 03/16/2027 (b)(c)(f)	Square	9/18/2025	7,379	6,796	7,085
10537218, 4.50%, 09/02/2027 (b)(c)(f)	Square	3/4/2026	4,306	4,031	4,135
10778041, 4.50%, 10/17/2027 (b)(c)(f)	Square	4/21/2026	9,987	9,349	9,449
10513738, 5.48%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	3,418	3,155	3,290
10602229, 5.74%, 09/13/2027 (b)(c)(f)	Square	3/17/2026	952	875	889
10859370, 6.09%, 11/04/2027 (b)(c)(f)	Square	5/6/2026	2,399	2,195	2,243
10796484, 4.50%, 10/22/2027 (b)(c)(f)	Square	4/24/2026	10,289	9,632	9,727
9994796, 4.67%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	2,729	2,548	2,656
9777577, 5.09%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	27,922	25,917	23,577
9772316, 4.66%, 03/08/2027 (b)(c)(f)	Square	9/10/2025	481	449	476
9981763, 4.66%, 04/25/2027 (b)(c)(f)	Square	10/29/2025	2,051	1,916	1,735
11061700, 6.10%, 12/13/2027 (b)(c)(f)	Square	6/17/2026	4,539	4,154	4,159
10892019, 5.27%, 11/09/2027 (b)(c)(f)	Square	5/13/2026	401	371	387
9908260, 4.67%, 04/08/2027 (b)(c)(f)	Square	10/10/2025	2,688	2,510	2,594
10531717, 4.50%, 08/27/2027 (b)(c)(f)	Square	3/3/2026	14,875	13,925	14,251
9818708, 6.40%, 03/19/2027 (b)(c)(f)	Square	9/23/2025	2,118	1,930	719
10384394, 6.39%, 07/28/2027 (b)(c)(d)(f)	Square	1/30/2026	3,437	3,132	1,213
10495774, 5.26%, 08/20/2027 (b)(c)(f)	Square	2/24/2026	3,364	3,115	3,251
11120787, 4.50%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	6,778	6,345	6,344
9820180, 4.66%, 03/19/2027 (b)(c)(f)	Square	9/23/2025	1,850	1,728	1,795
9857021, 4.66%, 03/28/2027 (b)(c)(f)	Square	10/1/2025	6,150	5,744	5,053
9991695, 5.89%, 04/28/2027 (b)(c)(f)	Square	10/30/2025	6,899	6,331	6,441
9775601, 4.66%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	13,481	12,591	13,013
11122437, 4.53%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	1,015	950	949
10893118, 6.24%, 11/10/2027 (b)(c)(f)	Square	5/13/2026	5,122	4,678	4,743
10900579, 6.09%, 11/11/2027 (b)(c)(f)	Square	5/13/2026	4,503	4,121	3,725
11070271, 6.09%, 12/16/2027 (b)(c)(f)	Square	6/18/2026	16,651	15,238	15,225
9956766, 5.40%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	5,139	4,749	4,717
9957359, 4.66%, 04/20/2027 (b)(c)(f)	Square	10/22/2025	4,509	4,211	4,446
10200813, 4.51%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	1,475	1,381	1,410
10248949, 4.50%, 06/24/2027 (b)(c)(f)	Square	12/29/2025	3,875	3,627	3,765
10668710, 6.09%, 09/27/2027 (b)(c)(f)	Square	3/31/2026	2,998	2,743	2,890
10203256, 4.50%, 06/13/2027 (b)(c)(f)	Square	12/17/2025	1,983	1,857	1,938
9844439, 5.09%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	876	813	855
10328271, 4.50%, 07/14/2027 (b)(c)(f)	Square	1/16/2026	11,015	10,312	10,700
10074197, 5.48%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	887	819	752
10398707, 4.50%, 07/30/2027 (b)(c)(f)	Square	2/3/2026	3,687	3,452	3,484
10406415, 6.40%, 08/02/2027 (b)(c)(f)	Square	2/4/2026	2,504	2,282	2,426
10356701, 4.49%, 07/21/2027 (b)(c)(f)	Square	1/23/2026	1,522	1,425	1,439
10342964, 6.39%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	10,155	9,253	5,149
9820820, 5.09%, 03/19/2027 (b)(c)(d)(f)	Square	9/23/2025	6,577	6,104	3,193
10959135, 5.27%, 11/23/2027 (b)(c)(f)	Square	5/28/2026	5,566	5,154	5,303
10662543, 4.50%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	12,602	11,796	11,951
9937717, 4.66%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	16,065	15,003	15,789
10414534, 4.50%, 08/04/2027 (b)(c)(f)	Square	2/6/2026	8,777	8,216	8,434

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10040883, 4.50%, 05/06/2027 (b)(c)(f)	Square	11/10/2025	$9,212	$8,624	$8,953
9967678, 5.09%, 04/22/2027 (b)(c)(f)	Square	10/24/2025	8,380	7,778	8,181
11037385, 6.39%, 12/09/2027 (b)(c)(f)	Square	6/11/2026	1,845	1,681	1,672
10516086, 5.23%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	9,120	8,448	8,791
10885775, 6.09%, 11/07/2027 (b)(c)(f)	Square	5/11/2026	9,541	8,731	8,804
10024693, 6.09%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	6,640	6,077	5,649
10389390, 4.94%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	2,073	1,929	2,004
11087027, 4.93%, 12/18/2027 (b)(c)(f)	Square	6/23/2026	62,005	57,689	57,706
9951253, 6.25%, 04/17/2027 (b)(c)(d)(f)	Square	10/21/2025	7,246	6,616	109
9887008, 5.09%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	2,061	1,913	1,800
10048101, 6.09%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	7,505	6,954	7,080
10409226, 5.72%, 08/03/2027 (b)(c)(f)	Square	2/5/2026	4,714	4,336	4,592
10049169, 4.50%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	6,378	5,970	6,182
10376534, 5.72%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	1,147	1,055	1,069
11109347, 4.50%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	66,192	61,964	61,987
10528434, 6.40%, 08/27/2027 (b)(c)(f)	Square	3/3/2026	1,250	1,139	1,212
9815396, 5.10%, 03/18/2027 (b)(c)(f)	Square	9/22/2025	4,821	4,474	4,139
10404501, 5.48%, 08/02/2027 (b)(c)(f)	Square	2/4/2026	26,115	24,107	24,117
9972657, 4.66%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	4,284	4,002	3,589
10028690, 5.73%, 05/05/2027 (b)(c)(f)	Square	11/7/2025	708	651	641
10078084, 6.36%, 05/16/2027 (b)(c)(f)	Square	11/19/2025	344	314	320
10471663, 5.47%, 08/15/2027 (b)(c)(f)	Square	2/19/2026	1,487	1,373	1,397
10458332, 5.72%, 08/12/2027 (b)(c)(f)	Square	2/17/2026	6,781	6,238	6,504
11098415, 6.40%, 12/21/2027 (b)(c)(f)	Square	6/24/2026	2,990	2,724	2,723
10776636, 4.50%, 10/17/2027 (b)(c)(f)	Square	4/21/2026	5,946	5,566	5,635
10944009, 4.50%, 11/20/2027 (b)(c)(f)	Square	5/22/2026	8,837	8,272	8,360
10081489, 4.50%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	17,205	16,106	16,830
10260417, 4.49%, 06/29/2027 (b)(c)(f)	Square	12/31/2025	1,462	1,368	1,414
10980467, 5.48%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	12,633	11,662	11,236
10081470, 6.39%, 05/17/2027 (b)(c)(f)	Square	11/19/2025	667	608	509
10513264, 4.50%, 08/25/2027 (b)(c)(f)	Square	2/27/2026	3,795	3,552	3,614
9871555, 5.40%, 04/01/2027 (b)(c)(f)	Square	10/3/2025	433	400	426
9821535, 4.66%, 03/20/2027 (b)(c)(f)	Square	9/24/2025	5,692	5,316	5,596
10845265, 4.50%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	29,987	28,072	28,198
10248436, 5.48%, 06/24/2027 (b)(c)(f)	Square	12/29/2025	3,057	2,822	2,866
9995934, 6.26%, 04/29/2027 (b)(c)(f)	Square	10/31/2025	1,197	1,093	1,171
10664806, 4.93%, 09/26/2027 (b)(c)(f)	Square	3/30/2026	8,310	7,731	8,028
9982005, 6.56%, 04/25/2027 (b)(c)(f)	Square	10/29/2025	600	546	532
10316641, 6.40%, 07/12/2027 (b)(c)(f)	Square	1/14/2026	1,146	1,045	1,103
9846624, 4.66%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	43,416	40,548	41,620
9944706, 5.89%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	863	792	834
10379105, 4.50%, 07/27/2027 (b)(c)(f)	Square	1/29/2026	1,465	1,372	1,398
10400711, 4.50%, 07/31/2027 (b)(c)(f)	Square	2/4/2026	11,492	10,758	11,194
10392257, 6.01%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	524	480	341
10630262, 4.49%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	2,241	2,098	2,162
10092756, 4.93%, 05/19/2027 (b)(c)(f)	Square	11/21/2025	31,160	28,991	30,020
10390830, 4.93%, 07/29/2027 (b)(c)(f)	Square	2/2/2026	14,564	13,550	14,161
9826727, 4.66%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	15,847	14,799	12,301
10759914, 4.93%, 10/14/2027 (b)(c)(f)	Square	4/16/2026	2,505	2,330	2,371
9800231, 4.66%, 03/15/2027 (b)(c)(f)	Square	9/17/2025	820	766	804
9852493, 4.66%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	2,445	2,283	2,359
9794417, 4.67%, 03/13/2027 (b)(c)(f)	Square	9/17/2025	2,313	2,160	2,267
10165216, 5.23%, 06/04/2027 (b)(c)(f)	Square	12/8/2025	6,564	6,081	6,285
9931423, 4.66%, 04/14/2027 (b)(c)(f)	Square	10/16/2025	1,389	1,297	1,345
11085106, 4.50%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	5,535	5,181	5,184
9827978, 6.25%, 03/22/2027 (b)(c)(f)	Square	9/24/2025	1,444	1,318	1,356

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
9882498, 5.64%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	$1,204	$1,109	$1,161
11082754, 6.39%, 12/17/2027 (b)(c)(f)	Square	6/22/2026	1,140	1,039	1,039
9868835, 6.56%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	532	484	514
9768203, 6.25%, 03/07/2027 (b)(c)(f)	Square	9/10/2025	621	567	569
10807128, 4.50%, 10/23/2027 (b)(c)(f)	Square	4/27/2026	9,083	8,503	8,602
9963668, 4.66%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	4,591	4,287	4,468
10508642, 6.38%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	855	779	744
10886216, 5.26%, 11/08/2027 (b)(c)(f)	Square	5/12/2026	1,048	970	970
10235503, 4.93%, 06/22/2027 (b)(c)(f)	Square	12/24/2025	5,401	5,025	5,254
11098896, 4.51%, 12/21/2027 (b)(c)(f)	Square	6/24/2026	2,356	2,205	2,205
9776718, 6.26%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	1,088	993	1,045
10077148, 4.50%, 05/15/2027 (b)(c)(f)	Square	11/19/2025	6,868	6,429	6,698
9765677, 4.66%, 03/05/2027 (b)(c)(f)	Square	9/9/2025	11,128	10,392	10,794
10546249, 5.72%, 09/03/2027 (b)(c)(f)	Square	3/5/2026	1,024	942	992
10086346, 4.50%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	7,950	7,442	7,531
11026685, 6.39%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	2,323	2,117	2,123
10875147, 6.39%, 11/06/2027 (b)(c)(f)	Square	5/8/2026	4,330	3,945	3,787
10953007, 4.50%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	5,858	5,483	5,408
10347464, 6.23%, 07/19/2027 (b)(c)(f)	Square	1/22/2026	244	223	238
11054860, 6.05%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	1,288	1,179	1,181
10102893, 4.49%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	2,080	1,947	2,021
9733725, 4.67%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	3,598	3,360	3,519
10926713, 5.48%, 11/16/2027 (b)(c)(f)	Square	5/20/2026	14,712	13,581	13,673
10844615, 6.11%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	1,393	1,275	1,285
9740663, 4.64%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	383	358	354
10047837, 6.09%, 05/07/2027 (b)(c)(f)	Square	11/12/2025	1,566	1,434	1,324
10291632, 6.03%, 07/06/2027 (b)(c)(f)	Square	1/8/2026	5,067	4,641	2,294
10086598, 4.92%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	632	588	622
9946039, 5.09%, 04/16/2027 (b)(c)(f)	Square	10/20/2025	2,623	2,435	2,544
10842216, 4.93%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	3,272	3,044	3,024
10115423, 4.51%, 05/24/2027 (b)(c)(f)	Square	11/26/2025	3,152	2,951	2,968
10339022, 6.03%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	1,279	1,172	962
10600140, 4.50%, 09/12/2027 (b)(c)(f)	Square	3/16/2026	5,110	4,784	4,898
10050383, 4.93%, 05/08/2027 (b)(c)(f)	Square	11/13/2025	3,769	3,506	3,640
9818785, 4.66%, 03/19/2027 (b)(c)(f)	Square	9/23/2025	4,827	4,508	4,729
11018159, 6.39%, 12/04/2027 (b)(c)(f)	Square	6/8/2026	5,443	4,960	4,958
10654566, 6.39%, 09/25/2027 (b)(c)(f)	Square	3/27/2026	38,229	34,836	36,052
10504101, 4.50%, 08/23/2027 (b)(c)(f)	Square	2/25/2026	2,947	2,759	2,517
10439188, 4.50%, 08/09/2027 (b)(c)(f)	Square	2/11/2026	9,731	9,109	9,304
10233210, 4.51%, 06/21/2027 (b)(c)(f)	Square	12/24/2025	3,122	2,923	2,950
10949244, 4.50%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	52,266	48,927	49,353
9888782, 4.67%, 04/03/2027 (b)(c)(f)	Square	10/7/2025	475	443	468
10021125, 4.93%, 05/03/2027 (b)(c)(f)	Square	11/5/2025	3,714	3,456	3,609
10790933, 6.03%, 10/21/2027 (b)(c)(f)	Square	4/23/2026	1,347	1,233	1,308
11109150, 4.50%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	7,378	6,906	6,909
9946277, 4.66%, 04/16/2027 (b)(c)(f)	Square	10/21/2025	25,533	23,845	21,075
10085755, 4.93%, 05/18/2027 (b)(c)(f)	Square	11/20/2025	2,992	2,784	2,867
9961660, 5.09%, 04/21/2027 (b)(c)(f)	Square	10/23/2025	6,702	6,221	6,468
10173249, 6.38%, 06/06/2027 (b)(c)(f)	Square	12/10/2025	516	470	496
10511517, 6.24%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	1,432	1,308	1,320
10118831, 5.23%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	2,383	2,208	1,735
10879306, 4.50%, 11/06/2027 (b)(c)(f)	Square	5/11/2026	7,135	6,679	6,744
9981936, 6.38%, 04/25/2027 (b)(c)(f)	Square	10/29/2025	308	280	287
9776673, 4.67%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	917	857	897
10992410, 6.09%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	1,068	977	973
10865269, 6.24%, 11/05/2027 (b)(c)(f)	Square	5/7/2026	3,911	3,572	3,608

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
10508296, 6.09%, 08/24/2027 (b)(c)(f)	Square	2/26/2026	$5,177	$4,738	$1,529
10109317, 6.41%, 05/23/2027 (b)(c)(f)	Square	11/26/2025	951	866	816
10983603, 4.51%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	4,349	4,070	4,117
9936008, 4.66%, 04/15/2027 (b)(c)(f)	Square	10/17/2025	950	887	932
10933146, 6.39%, 11/18/2027 (b)(c)(f)	Square	5/20/2026	10,914	9,945	10,167
10122732, 6.39%, 05/25/2027 (b)(c)(f)	Square	11/28/2025	12,157	11,078	10,438
10995853, 4.50%, 12/01/2027 (b)(c)(f)	Square	6/3/2026	1,635	1,531	1,530
10578541, 6.09%, 09/09/2027 (b)(c)(f)	Square	3/11/2026	1,470	1,345	1,419
9869821, 4.66%, 03/30/2027 (b)(c)(f)	Square	10/2/2025	18,974	17,720	15,570
9767651, 4.66%, 03/07/2027 (b)(c)(f)	Square	9/10/2025	385	359	381
10957209, 6.09%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	4,014	3,673	3,751
11021251, 4.50%, 12/04/2027 (b)(c)(f)	Square	6/8/2026	12,627	11,820	11,844
9976912, 6.57%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	994	903	643
11103452, 6.09%, 12/22/2027 (b)(c)(f)	Square	6/24/2026	8,765	8,021	8,021
10177513, 4.94%, 06/08/2027 (b)(c)(f)	Square	12/10/2025	928	863	900
11005500, 5.48%, 12/02/2027 (b)(c)(f)	Square	6/4/2026	4,803	4,434	4,424
10375245, 6.03%, 07/26/2027 (b)(c)(f)	Square	1/28/2026	116	106	112
10337810, 4.50%, 07/15/2027 (b)(c)(f)	Square	1/20/2026	5,010	4,690	4,367
10072253, 4.50%, 05/14/2027 (b)(c)(f)	Square	11/18/2025	14,297	13,384	13,768
10011809, 5.23%, 04/30/2027 (b)(c)(f)	Square	11/4/2025	2,345	2,173	2,304
11055852, 6.40%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	2,466	2,247	2,237
10992453, 6.40%, 11/30/2027 (b)(c)(f)	Square	6/3/2026	1,114	1,015	1,046
10341154, 5.24%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	3,974	3,681	3,822
9806169, 5.09%, 03/17/2027 (b)(c)(f)	Square	9/19/2025	18,799	17,449	18,342
10198655, 4.50%, 06/12/2027 (b)(c)(f)	Square	12/16/2025	9,365	8,766	9,104
9754414, 5.64%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	5,859	5,396	4,029
11025202, 4.50%, 12/05/2027 (b)(c)(f)	Square	6/9/2026	54,820	51,318	51,417
9855768, 6.25%, 03/27/2027 (b)(c)(f)	Square	10/1/2025	1,758	1,605	1,678
9774885, 5.41%, 03/09/2027 (b)(c)(f)	Square	9/11/2025	831	767	771
9852217, 4.66%, 03/26/2027 (b)(c)(f)	Square	9/30/2025	3,284	3,067	3,169
9738182, 6.41%, 02/28/2027 (b)(c)(f)	Square	9/3/2025	622	566	450
10892830, 6.39%, 11/09/2027 (b)(c)(f)	Square	5/13/2026	6,901	6,289	6,255
10024211, 5.24%, 05/04/2027 (b)(c)(f)	Square	11/6/2025	3,012	2,790	2,602
10340954, 5.48%, 07/16/2027 (b)(c)(f)	Square	1/21/2026	3,019	2,786	2,957
10917555, 5.48%, 11/14/2027 (b)(c)(f)	Square	5/18/2026	8,827	8,148	8,204
9741888, 5.40%, 02/28/2027 (b)(c)(f)	Square	9/4/2025	2,007	1,855	1,726
9886413, 5.43%, 04/02/2027 (b)(c)(f)	Square	10/6/2025	373	344	289
10847021, 4.50%, 10/30/2027 (b)(c)(f)	Square	5/4/2026	4,076	3,816	3,868
11055012, 4.51%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	3,782	3,540	3,545
10753428, 4.49%, 10/13/2027 (b)(c)(f)	Square	4/15/2026	2,578	2,414	2,456
10967996, 6.40%, 11/27/2027 (b)(c)(f)	Square	5/29/2026	2,186	1,992	2,023
11126277, 5.71%, 12/25/2027 (b)(c)(f)	Square	6/29/2026	2,945	2,710	2,709
10103236, 4.50%, 05/21/2027 (b)(c)(f)	Square	11/25/2025	531	497	518
10626877, 5.73%, 09/19/2027 (b)(c)(f)	Square	3/23/2026	1,800	1,655	1,724
9842834, 4.66%, 03/25/2027 (b)(c)(f)	Square	9/29/2025	3,229	3,016	3,154
9891735, 5.89%, 04/04/2027 (b)(c)(f)	Square	10/8/2025	3,948	3,623	3,280
10040079, 6.23%, 05/06/2027 (b)(c)(f)	Square	11/10/2025	235	215	226
10612252, 5.22%, 09/16/2027 (b)(c)(f)	Square	3/18/2026	1,492	1,382	1,397
9981353, 4.66%, 04/24/2027 (b)(c)(f)	Square	10/28/2025	5,946	5,553	5,036
9973404, 6.26%, 04/23/2027 (b)(c)(f)	Square	10/27/2025	2,801	2,562	2,693
10058664, 5.23%, 05/11/2027 (b)(c)(f)	Square	11/14/2025	22,683	21,012	21,839
9734481, 4.66%, 02/28/2027 (b)(c)(f)	Square	9/2/2025	30,574	28,555	28,224
10070945, 6.10%, 05/13/2027 (b)(c)(f)	Square	11/17/2025	1,369	1,253	1,173
10352493, 5.72%, 07/20/2027 (b)(c)(f)	Square	1/22/2026	6,394	5,882	5,834
10531442, 4.93%, 08/27/2027 (b)(c)(f)	Square	3/3/2026	2,706	2,518	2,533
10421245, 4.50%, 08/05/2027 (b)(c)(f)	Square	2/9/2026	4,030	3,773	3,835

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
9829461, 4.66%, 03/23/2027 (b)(c)(f)	Square	9/25/2025	$3,359	$3,137	$3,302
10523652, 4.50%, 08/26/2027 (b)(c)(f)	Square	3/2/2026	22,587	21,144	21,543
10490456, 4.93%, 08/19/2027 (b)(c)(f)	Square	2/23/2026	1,878	1,747	1,773
9753238, 4.66%, 03/03/2027 (b)(c)(f)	Square	9/5/2025	21,071	19,678	20,358
10140300, 4.50%, 05/29/2027 (b)(c)(f)	Square	12/3/2025	11,092	10,383	10,829
10905452, 4.92%, 11/12/2027 (b)(c)(f)	Square	5/14/2026	6,384	5,940	4,672
9924439, 5.40%, 04/10/2027 (b)(c)(f)	Square	10/15/2025	218	201	215
10294720, 6.39%, 07/07/2027 (b)(c)(f)	Square	1/9/2026	424	386	415
10958601, 5.72%, 11/22/2027 (b)(c)(f)	Square	5/27/2026	1,763	1,621	1,657
10363654, 5.24%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	2,043	1,893	1,924
10811494, 6.03%, 10/24/2027 (b)(c)(f)	Square	4/28/2026	1,627	1,490	1,505
11051567, 5.26%, 12/11/2027 (b)(c)(f)	Square	6/15/2026	1,896	1,756	1,756
10370772, 4.50%, 07/25/2027 (b)(c)(f)	Square	1/28/2026	7,360	6,889	7,118
10637885, 4.50%, 09/21/2027 (b)(c)(f)	Square	3/25/2026	26,306	24,627	24,507
10977622, 6.04%, 11/28/2027 (b)(c)(f)	Square	6/1/2026	3,132	2,868	2,916
10363442, 4.50%, 07/22/2027 (b)(c)(f)	Square	1/26/2026	6,763	6,331	6,542
9893438, 5.09%, 04/05/2027 (b)(c)(f)	Square	10/8/2025	1,401	1,300	1,323
10952866, 6.39%, 11/21/2027 (b)(c)(f)	Square	5/26/2026	3,575	3,258	3,380
11111045, 6.39%, 12/23/2027 (b)(c)(f)	Square	6/25/2026	17,057	15,543	15,537
9808618, 6.21%, 03/17/2027 (b)(c)(d)(f)	Square	9/19/2025	792	723	17
10252938, 4.50%, 06/26/2027 (b)(c)(f)	Square	12/30/2025	64,919	60,772	57,023
11131816, 4.50%, 12/26/2027 (b)(c)(f)	Square	6/30/2026	17,593	16,469	16,469
11130044, 4.50%, 12/26/2027 (b)(c)(f)	Square	6/30/2026	57,545	53,869	53,869
11126786, 5.23%, 12/26/2027 (b)(c)(f)	Square	6/30/2026	69,269	64,165	64,165

Total Small Business Loans				15,055,743	14,394,131

Total Whole Loans				19,674,180	17,755,539

Asset-Backed Securities - 26.5%			Quantity
United States - 26.5%
BHG Owner Loan Trust Series 2026-1CON, 26.00%, 07/17/2037 (c)(i)		5/22/2026	3,083	1,726,993	$1,722,810
CCAS 2024-1 LLC, 13.07%, 06/16/2031 (g)		11/3/2025	408,000	411,946	413,046.00
LEDN Issuer Trust 2026-1, 9.79%, 02/25/2041		2/18/2026	300,000	299,998	298,067
Monroe Capital ABS Funding II LP, 9.66%, 01/07/2036 (c)		12/19/2025	3,900,000	3,900,000	3,898,610
Pagaya Ai Debt Grantor Trust 2025-6, 8.48%, 04/15/2033 (g)		9/11/2025	4,999,539	4,999,539	5,001,819
Pagaya AI Debt Grantor Trust 2026-1, 9.23%, 09/15/2033 (g)		1/30/2026	526,657	526,657	524,485
Pagaya AI Debt Grantor Trust 2026-2, 10.28%, 11/15/2033 (g)		3/31/2026	2,500,000	2,500,000	2,512,694
Upgrade Master Pass-Thru Trust Series 2025-ST6, 15.11%, 10/15/2032 (c)(h)(g)(i)		9/3/2025	12,200,000	7,480,070	6,774,927
Upgrade Master Pass-Thru Trust Series 2026-ST1, 14.25%, 03/15/2034 (c)(h)(g)(i)		2/6/2026	1,090,000	868,762	860,137
Upstart Asset Trust II Series 2026-1-GS, 14.50%, 06/20/2032 (c)(h)(i)		5/26/2026	6,000	2,006,008	2,004,370
UPSTART Securitization Trust 2026-1, 17.00%, 03/20/2036 (c)(h)(i)		3/18/2026	2,472	1,927,852	1,933,832
Total Asset-Backed Securities				26,647,825	25,944,797

Corporate Loans - 60.5% (a)			Principal Amount
United States - 60.5%
Alloy Merchant Finance LLC, 10.12% (1 mo. SOFR US + 6.50%), 01/16/2029 (c)		8/28/2025	$6,450,000	$6,475,233	$6,453,949

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
D. Miller & Associates T/L B, 22.73% (1 mo. SOFR US + 19.11%), 12/31/2026 (c)		8/21/2025	$5,617,763	$5,622,855	$5,617,763
D. Miller & Associates T/L C, 20.73% (1 mo. SOFR US + 17.11%), 12/31/2026 (c)		8/21/2025	1,700,421	1,700,421	1,700,421
D. Miller & Associates T/L D, 20.73% (1 mo. SOFR US + 17.11%), 12/31/2026 (c)		8/21/2025	1,076,027	1,076,027	1,076,027
HIDDEN ROAD REVOLVER A 4/26, (1 mo. SOFR US + 9.50%), 07/15/2028 (c)(m)		4/15/2026	-	(219,193)	(219,193)
HIDDEN ROAD REVOLVER B 4/26, (1 mo. SOFR US + 9.50%), 07/15/2028 (c)(m)		4/15/2026	-	(4,473)	(4,473)
Iru Term Loan, 10.66% (3 mo. SOFR US + 7.00%), 03/12/2031 (c)		3/12/2026	10,076,667	9,730,319	9,731,532
P.A. Addi-Victoria Delayed Draw T/L B, 12.00% (1 mo. SOFR US + 8.00%), 10/17/2027 (c)		9/8/2025	10,000,000	10,048,425	9,953,978
Perk Term Loan, 10.64% (3 mo. SOFR US + 7.00%), 05/13/2031 (c)		5/13/2026	5,000,000	4,816,322	4,816,165
SFS HOLDCO 1L REVOLVER 9/25, 10.66% (3 mo. SOFR US + 7.00%), 10/02/2028 (c)		10/1/2025	268,293	265,145	265,267
SFS HOLDCO 1L TL 9/25, 10.66% (3 mo. SOFR US + 7.00%), 10/02/2028 (c)		10/1/2025	15,000,000	14,823,999	14,830,839
Vestwell Holdings Delayed Draw T/L, 10.66% (3 mo. SOFR US + 7.00%), 01/30/2031 (c)		1/30/2026	133,336	133,336	126,985
Vestwell Holdings T/L, 10.66% (3 mo. SOFR US + 7.00%), 01/30/2031 (c)		1/30/2026	5,000,000	4,754,101	4,761,842
Total Corporate Loans				59,222,517	59,111,102

Corporate Bonds - 9.2% (a)			Face Value
United States - 9.2%
ALCAR Inc., 11.00%, 09/01/2027 (c)		8/28/2025	9,000,000	9,007,938	8,968,183
Total Corporate Bonds				9,007,938	8,968,183
Warrants - 0.7%
Financial Services - 0.7%			Quantity
United States - 0.7%
Iru Warrant (c)(j)		3/12/2026	30,767	262,976	396,430
Perk Warrant (c)(j)		5/13/2026	4,169	140,364	138,247
Vestwell Warrant (c)(j)		1/30/2026	5,493	163,746	163,745
Total Warrants				567,086	698,422
Preferred Stock - 3.2%
Financial Services - 3.2%			Shares
United States - 3.2%
UPGRADE, Inc. (c)(j)		9/30/2025	340,275	2,081,531	2,240,934
Vestwell Preferred Equity (c)(j)		1/30/2026	27,833	857,093	875,964
Total Preferred Stock				2,938,624	3,116,898
Private Funds - 13.4%
United States - 13.4%
PAYJOY, Inc. (j)(l)		5/21/2026	4,900,000	4,900,000	4,900,000
Concora 2022 Backbook (c)(j)		2/6/2026	8,333,881	8,333,881	8,237,018
Total Private Funds				13,233,881	13,137,018

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

  Consolidated Schedule of Investments

   (expressed in U.S. Dollars)

   As of June 30, 2026

	Platform	Original Acquisition Date	Shares	Cost	Fair Value
Short-Term Investments - 3.4%
Cash and Cash Equivalents - 3.4%
Money Market Funds - 3.4%
United States - 3.4%
First American Government Obligations Fund Class V, 3.41% (k)			3,280,277	$3,280,277	$3,280,277
Total Money Market Funds				3,280,277	3,280,277

Total Investments - 135.0%				134,572,328	132,012,236
Liabilities in Excess of Other Assets - (35.0)%					(34,251,964)
Total Net Assets - 100.0%					$97,760,272

Percentages are stated as a percent of total net assets. Principal amounts are stated in U.S. Dollars unless otherwise stated. SOFR: Secured Overnight Financing Rate.

(a)	Securities are pledged as collateral for the Fund’s line of credit facility.
(b)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $17,755,539 which represents 18.2% of net assets.
(c)

Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs. The aggregate value of these securities is $115,081,848 which represents 117.7% of net assets.

(d)	Non-income producing security due to default or delinquency. The aggregate value of these securities is $168,769 which represents 0.2% of net assets.
(e)	Delinquent or defaulted loans that have matured but are still in repayment process. The aggregate value of these securities is $7,130 which represents 0.0% of net assets.
(f)	Rate shown is an effective rate based on an 18-month maturity date.
(g)	Security is pledged as collateral for the Fund’s reverse repurchase agreements.
(h)	Underlying holdings are consumer loans.
(i)	Represents residual tranche; rate shown represents estimated effective yield.
(j)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $16,952,338 which represents 17.3% of net assets.
(k)	Rate shown is 7-day effective yield. $2,595,542 of this security is pledged as collateral for the Fund’s line of credit facility.
(l)	Investment measured at net asset value.
(m)	The negative cost and fair value results from unamortized fees, which are capitalized to the investment cost of unfunded commitments.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

 Neuberger Asset-Based Credit Fund

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of June 30, 2026

Reverse Repurchase Agreements

Reverse Repurchase Agreements Sold	PRINCIPAL VALUE
Repurchase Agreement with Goldman Sachs Bank USA, dated 05/19/2026, 5.94%, collateralized by $860,137 of Asset Backed Securities, due 08/19/2026	$982,368
Repurchase Agreement with Goldman Sachs Bank USA, dated 05/19/2026, 5.94%, collateralized by $524,485 of Asset Backed Securities, due 08/19/2026	484,840
Repurchase Agreement with Goldman Sachs Bank USA, dated 06/10/2026, 5.16%, collateralized by $5,001,820 of Asset Backed Securities, due 09/10/2026	3,503,177
Repurchase Agreement with Goldman Sachs Bank USA, dated 05/19/2026, 5.14%, collateralized by $413,046 of Asset Backed Securities, due 08/19/2026	309,703
Repurchase Agreement with Goldman Sachs Bank USA, dated 06/10/2026, 6.12%, collateralized by $2,512,694 of Asset Backed Securities, due 07/10/2026	903,000
Repurchase Agreement with Goldman Sachs Bank USA, dated 06/10/2026, 5.91%, collateralized by $6,774,927 of Asset Backed Securities, due 09/10/2026	5,871,250

Total Reverse Repurchase Agreements Sold	$12,054,338

Open Risk Share Contracts

Description: Asset-Backed Securities - United States

Type: Receive/Pay (two-way protection)

Strike: Actual return (net annualized return) greater than or less than expected return

Reference Entity Investment	Counterparty	Reference Entity Vintage	Original Notional	Maximum Payment Cap %	Payment Cap	Termination Date	Notional Value	Average Notional Outstanding in Period	Unrealized Appreciation/ (Depreciation)
Contract 1(1)(2)	A	2025-08	$15,118,500	5.00%	$755,925	August 26, 2030	$10,927,142	$12,108,614	$(82,519)
Contract 4(1)(2)	A	2026-01	2,126,565	9.00%	191,391	June 20, 2032	2,042,334	2,086,826	-

Total Open Risk Share Contracts, two-way protection									$(82,519)

Type: Receive (downside protection)
Strike: Actual losses (cumulative net defaults) greater than expected losses
Contract 2(1)(2)	B	2025-06	$12,200,000	4.00%	$1,626,641	October 15, 2032	$7,979,450	$9,212,656	$283,343
Contract 3(1)(2)	B	2026-01	1,090,000	6.00%	217,998	March 15, 2034	899,073	1,000,007	3,331

Total Open Risk Share Contracts, downside protection									286,674

Total Open Risk Share Contracts									$204,155

(1) Contract is non-income producing and is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.

(2) Contract is restricted to resale. The aggregate value of these contracts is $204,155 which represents 0.2% of net assets.

(3) Reported as a realized gain in the Consolidated Statement of Operations.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

Consolidated Financial Highlights

(expressed in U.S. Dollars)

For the Six Months ended June 30, 2026

The following represents per Share data, ratios to average Net Assets and other financial highlights information for Shareholders for the period from commencement of operations through June 30, 2026

	Period Ended June 30, 2026 (Unaudited)			Year Ended December 31, 2025
Per Share Data:
Net asset value, beginning of period	$9.95			$10.00
Income from investment operations
Net investment income(1)	0.66			0.55
Net realized and unrealized gains (losses)	(0.14)			(0.20)

Total from investment operations	0.52			0.35

Less distributions to shareholders
Distributions from net investment income	(0.34)			(0.40)

Total distributions	(0.34)			(0.40)

Net asset value, end of period	$10.13			$9.95

Total return(2)(3)	5.25%			3.54%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$97,760			$72,635
Ratio of expenses to average net assets (before expense reimbursement/recoupment)(4)	7.99%	(6)		11.42%	(5)
Ratio of expenses to average net assets (after expense reimbursement/recoupment)(4)	6.23%	(6)		7.65%	(5)
Ratio of net investment income to average net assets (before expense reimbursement/recoupment)(4)	11.37%	(6)		10.97%	(5)
Ratio of net investment income to average net assets (after expense reimbursement/recoupment)(4)	13.13%	(6)		14.75%	(5)
Portfolio turnover rate(3)	32.49%			24.26%

Senior security, end of period (000’s)	$23,700		$	28,500
Asset coverage, per $1,000 of senior security principal amount(7)	$5,125		$	3,549
Asset coverage ratio of senior security(7)	512%			355%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund during the period (assuming the reinvestment of all distributions).
(3)	Non-annualized.
(4)	Annualized.
(5)	Includes incentive fee expense of 1.63%.
(6)	Includes incentive fee expense of 1.47%.
(7)	Represents value of total assets less all liabilities not represented by senior securities at the end of the period.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

Notes to Consolidated Financial Statements (Unaudited)

1.	Organization

Neuberger Asset-Based Credit Fund (the “Fund”) (formerly known as NB Asset-Based Credit Fund) was organized as a Delaware statutory trust on September 5, 2024 and commenced operations on August 20, 2025. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, non-diversified, closed-end management investment company. The Fund is an interval fund, pursuant to which it, subject to applicable law, conducts quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding common shares of beneficial interest (“Shares”) at net asset value (“NAV”). In connection with any given repurchase offer, the Fund currently expects to offer to repurchase 5% of its outstanding Shares but from time to time may offer to repurchase more Shares in order to provide limited liquidity to the Fund’s shareholders.

The Fund’s investment objective is to seek to provide a high level of current income. The Fund will pursue its investment objective primarily by investing in asset-based credit investments to build a portfolio of short duration, income producing assets (e.g., various forms of consumer, small business, trade and receivables finance, real estate and other asset-backed securities). This will include directly originated debt assets, including loans and other debt securities, that are privately negotiated with borrowers.

The Fund may invest directly or through subsidiaries of the Fund (“Subsidiaries”). Certain investments may be held by these Subsidiaries to help effectuate the investment program of the Fund and while such Subsidiaries will not be registered under the 1940 Act, the Fund will wholly own and control any Subsidiaries. The Fund has consolidated the following Subsidiaries: NB Asset-Based Credit Holdings A LLC (“Holdings A”), formed on January 17, 2025, and NB Asset-Based Credit Holdings B LLC (“Holdings B”), formed on January 17, 2025. Holdings A holds certain loan investments including term loans and revolvers. Holdings B holds asset-backed securities (including bonds and equities), as well as repurchase agreements on those asset-backed securities. Holdings A wholly owns NB Asset-Based Credit Trust 2025-1, formed on February 4, 2025, which holds the Fund’s whole loan platform investments. Neuberger Berman Investment Advisers LLC serves as the Fund’s investment adviser (“Investment Adviser”). The Investment Adviser has engaged NB Alternatives Advisers LLC as sub-adviser (“Sub-Adviser” and, together with the Investment Adviser, the “Adviser”) to assist with investment decisions. The Investment Adviser and the Sub-Adviser are indirect wholly-owned subsidiaries of Neuberger Berman Group LLC, and are each registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.	Significant Accounting Policies

(a)	Basis of presentation

The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund applies specific accounting and financial reporting requirements under the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies. All adjustments considered necessary for the fair presentation of the financial statements, for the period presented, have been included. The books and records of the Fund are maintained in U.S. dollars.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

(b)	Consolidation

The consolidated financial statements include the accounts of the Fund and the Subsidiaries which all have the same fiscal year-end. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in asset-based credit investments consistent with the Fund’s investment objective and policies.

(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates.

(d)	Cash

Cash held on deposit excludes any investments in money market funds, which are presented within the Investments, at fair value on the Consolidated Statement of Assets and Liabilities. As of June 30, 2026, the Fund had $0 in cash balances held at its custodian, U.S. Bank National Association.

(e)	Expense Allocations

Certain expenses are applicable to multiple funds within the Fund’s complex of related investment companies. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes closed-end investment companies for which the Investment Adviser or the Sub-Adviser serve as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex can otherwise be made fairly.

(f)	Investment transactions

For the period ended June 30, 2026, aggregate purchases and sales (including paydowns) of securities (excluding U.S. government obligations and short-term securities) by the Fund were $61,831,019 and $38,238,815, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended June 30, 2026.

(g)	Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Interest income is recognized when earned and is not accrued when collection appears unlikely. Specifically regarding whole loans, the Fund ceases to accrue additional interest on loans that are more than thirty days past due. If a borrower makes a payment on a late loan, the Fund will capture any unaccrued income at the time of the payment. The Fund will write-off the accrued interest when such loans are no longer deemed collectible. Payment-in-kind (“PIK”) interest is computed at the contractual rate specified in the loan

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

agreement for any portion of the interest which may be added to the principal balance of a loan rather than paid in cash by the obligor on the scheduled interest payment date. PIK interest is periodically added to the principal balance of the loan and recorded as interest income. Changes in cost arising from amortization of purchase premiums and accretion of unearned discounts are recognized as a component of interest income. Interest income from investments in asset-backed securities is recognized and accrued for using the estimated effective yield method over the life of such beneficial interest in the security. The Fund updates the effective yield based on a periodic analysis of the underlying expected cashflows to be collected. Dividend income is accrued for on preferred equities based on the contractual rate.

Investments are carried at their estimated fair values as discussed in Note 2(n). Changes in the estimated fair value of Investments are recognized in current period income. All changes in fair value are recognized as a component of net change in unrealized appreciation (depreciation) on investments.

Purchases and sales of securities are recorded on the purchase or sale trade date with realized gains and losses included as a component of net realized gain (loss) on securities in the Consolidated Statement of Operations. Realized gains and losses from sales of investments are determined on a specific identification basis.

(h)	Income Taxes

The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and will distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 “Income Taxes” sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Fund management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for the current year and all open years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund has adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”) for the period ended June 30, 2026. The adoption of this standard affected only the financial statement disclosures and had no impact on the Fund’s financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when material payments are made. For the period ended June 30, 2026, Fund management determined that the income taxes paid by the Fund were not significant.

The Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

which it holds at the close of any taxable year, other than any securities identified as held for investment. As a result, the Fund will be required to take into account gain or loss (treated as ordinary income or loss) each year based on the appreciation or depreciation in the value of such loans and other securities, and any gain or loss recognized on the sale of any such loan or security would be treated as ordinary income or loss. In addition, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes if not subject to the mark to market rules. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S. federal income tax purposes.

For federal income tax purposes, the estimated cost of investments held at June 30, 2026 was $132,313,254. There was no estimated gross unrealized appreciation, and estimated gross unrealized depreciation was $96,863, resulting in net unrealized depreciation value of investments of $96,863 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common Shares of the Fund. For the period ended December 31, 2025, the Fund recorded permanent reclassifications primarily related to non-deductible offering costs paid by the Fund. For the period ended December 31, 2025, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total distributable loss
$(389)	$389

The tax character of distributions paid during the period ended December 31, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2025	$ 2,940,883	$ -	$ 2,940,883

As of December 31, 2025, the components of distributable losses on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$ -	$ -	$ -	$ (725,075)	$ -	$ (725,075)

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

The temporary differences between the book basis and tax basis distributable earnings are primarily due to the Fund’s IRC 475 mark to market adjustment.

Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under current tax rules, the Fund may also defer any realized late-year specified losses as occurring on the first day of the following fiscal year. Late-year specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net Section 475 mark to market closes) represent realized losses on investment transactions after October 31. For the period ended December 31, 2025, the Fund elected to defer the following late-year ordinary losses and post October capital losses:

Late-Year Specified Loss Deferral	Post October Capital Loss Deferral
$ (725,075)	$ 0

(i)	Segment Reporting

The Fund is subject to FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Investment Adviser acts as the Fund’s CODM through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies as disclosed in its prospectus and/or annual report. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.

(j)	Organization and Offering Costs

The Adviser agreed that the aggregate organizational and offering expenses of the Fund shall be borne by the Adviser until, and only if, the Fund has reached the following thresholds in net assets: $200 million, $300 million, and $400 million; at each threshold, 1/3 of the total amount of the aggregate organizational and offering expenses of the Fund shall become an expense obligation of the Fund and the Fund agrees to repay the Adviser such amount (the “O&O Limitation”). If the Fund does not reach such thresholds in net assets, the organizational and offering expenses borne by the Adviser are not subject to recoupment from the Fund.

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Organization costs paid by the Adviser subject to potential recoupment amount to $179,828. Offering

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs paid by the Adviser subject to potential recoupment amount to $581,045. The Fund did not record any of the organization or offering costs as the Fund has not met the required thresholds to record such costs. The total organization and offering costs subject to potential recoupment are $760,873.

(k)	Distributions to Shareholders

The Fund intends to make quarterly distributions of net investment income, after payment of interest on outstanding borrowings, if any. Distributions to shareholders cannot be assured, and the amount of each quarterly distribution is likely to vary. It is possible, although not intended, that distributions could exceed net investment income and net short-term and long-term capital gain, resulting in a return of capital. Nevertheless, there can be no assurance that the Fund will pay distributions to shareholders at any particular rate. Each year, a statement on Internal Revenue Service Form 1099-DIV identifying the amount and character of the Fund’s distributions will be mailed to shareholders.

The Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities which it holds at the close of any taxable year. Any gain or loss realized or deemed realized with respect to a security held by a dealer, regardless of whether such gain or loss is realized as a result of an actual disposition or a deemed disposition under the mark-to-market rule, is generally treated as ordinary income or loss. The mark-to-market rule does not apply to any security held for investment that the dealer properly identifies as such.

In the years in which the Fund incurs net mark to market losses as a result of Section 475(a)(2), the Fund may be required to make distributions. To the extent that any portion of the Fund’s distributions are considered a return of capital to shareholders, such portion would not be considered dividends for U.S. federal income tax purposes and would represent a return of the amounts that such shareholders invested. Although such return of capital distributions are not currently taxable to shareholders, such distributions will have the effect of lowering a shareholder’s tax basis in such Shares and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, if any, as well as any undistributed net capital gain realized during the tax year, if any. This distribution policy may, under certain circumstances, have adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratios. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain.

(l)	Dividend reinvestment plan

The Fund has adopted an “opt out” dividend reinvestment plan (the “DRIP”). Shareholders that wish to participate in the DRIP will not be required to take any action. A participating Shareholder’s distribution amount will purchase Shares at the NAV of the Fund. Shareholders that wish to receive their distributions in cash may do so by making a written election to not participate in the DRIP by contacting the plan administrator, SS&C GIDS, Inc., who serves as the Fund’s transfer agent.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

(m)	Indemnifications

Like many other companies, the Fund’s organizational documents provide that its officers, directors, and other personnel are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(n)	Investment Valuation and Fair Value Measurement

The Fund’s Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund will value its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s Investment Adviser as the Fund’s valuation designee (the “Valuation Designee”), to determine, in accordance with such procedures, fair value in good faith for any or all Fund investments. The Valuation Designee may seek the assistance of the Sub-Adviser as it deems appropriate. The Valuation Designee uses the best information it has reasonably available to determine or estimate fair value. The Valuation Designee generally will value the Fund’s investments in accordance with Codification Topic ASC 820 of the Financial Accounting Standards Board (“ASC 820”). The Investment Adviser, as Valuation Designee, may face a conflict of interest in valuing the Fund’s investments, as the investments’ value may affect the Investment Adviser’s compensation or its ability to raise additional funds.

If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.

Listed below is a summary of certain methods generally used currently to value the Fund’s investments under the approved procedures:

Publicly traded equity securities are valued using the last sale prices at the official close as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. The valuations of money market funds are based on the daily closing NAV of that money market fund. The fair values of investments in common stock and preferred equities for which market prices are not readily available, such as investments in privately held companies, may be determined using market-based approaches, including precedent transactions, public market comparables, book values or other relevant metrics, or using income-based approaches, including discounted anticipated future cash flows of the company.

Exchange-traded derivatives, such as futures, interest rate swaps, and options, are valued at the settlement price on the exchange on which they trade or the mean of the bid and asked price. Financial

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

futures will generally be valued at the settlement price. Interest rate swaps will generally be valued at the settlement price or the mean of the bid and asked price. Exchange-traded options will generally be valued at the latest reported sale price on the exchange on which they trade, or if there is no reported sale, the option will generally be valued at the mean between the latest bid and asked prices.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by independent third-party pricing vendors or, if vendor prices are unavailable, quoted by an active broker-dealer.

Whole loans are fair valued by the Valuation Designee using a discounted cash flow (DCF) method which projects contractual cash flows for each loan for its remaining term. Contractual cash flows are adjusted for expected charge-off (defaults), recovery (given default), and early prepayments. This method calculates expected loss and prepayment by employing loan-level statistical models that take into account both contractual features of loans and credit characteristics of borrowers. The models also take into account the delinquency of loans as a predictor of default. Delinquent loans are marked down according to estimates of “roll rate” probabilities from transition models. The models are calibrated (on a regular basis) using actual loan performance of similar loans in the market. As a final step in valuation, projected risk-adjusted cash flows are discounted at the required market rate of return – which is calculated as par purchase (yield) for new issuance in each credit segment. The Valuation Designee has engaged a third-party valuation agent to calculate the fair values using the DCF method. The valuation agent receives the underlying data related to their valuation work directly from lender/originating platforms. The data includes the historical performance of all loans on each platform (for calibrating their credit model) as well as the Fund’s investments (which includes loan tapes with loan and borrower attributes, and the latest performance for each loan).

The Fund accounts for loans purchased from lending platforms at the individual loan level for valuation purposes, and such loans are fair valued using inputs that take into account borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. Such borrower-level data will include the borrower’s payment history, including the payment, principal and interest amounts of each loan and the current status of each loan, which will allow the Valuation Designee to determine, among other things, the historical prepayment rate, charge-off rate, delinquency and performance with respect to such borrower/loan.

The Fund, in accordance with its investment strategy, will limit its investments in such loans to those originated by platforms that will provide the Fund with individual loan-level data on an ongoing basis throughout the life of each individual loan that is updated periodically as often as the NAV is calculated to reflect new information regarding the borrower or loan. The Fund will not invest through platforms where it cannot evaluate the completeness and accuracy of the individual loan data provided by the platforms relevant to the existence and valuation of the loans purchased and utilized in the accounting of the loans.

The Fund is permitted to invest in funded and unfunded revolving credit facilities (“Revolvers”). Revolvers are fair valued by the Valuation Designee using DCF models to compute loan-level cash flow projections for the underlying collateral. Valuation of the given tranche is performed primarily by analyzing the underlying loan collateral performance, delinquency rate, and pre-payment rates. The collateral cash flow is then allocated to various tranches (if more than one) of the complete revolving

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

loan structure per the waterfall priority of payments. The models also takes into account the excess spread and interest coverage as well as the remaining first loss protection to determine a valuation for the given loan/tranche.

For assets owned through a loan participation arrangement with another manager, the Valuation Designee could utilize that manager’s valuation.

Other fixed income and credit securities, including certain asset-backed securities (“ABS”), corporate and government debt securities, mortgage-backed securities, and loans are valued by an independent pricing service on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service.

Certain ABS are fair valued by the Valuation Designee using DCF models to compute loan-level cash flow projections for the underlying collateral. The collateral cash flow is then allocated to various tranches of securitization structure per the waterfall priority of payments. Valuation of various tranches is then performed by discounting projected cash flows at the appropriate market required rate of return. Given the sensitivity of residuals’ expected cash flows to estimates of default and prepayments rates, the model computes the value of residuals over a set of scenarios to capture alternative views. As for whole loans, proprietary models (to project collateral cash flows) get recalibrated with most recent performance data on a regular basis.

To determine fair value of preferred equity securities, the Valuation Designee estimates the enterprise value of each portfolio company and compares such amount to the total amount of the company’s debt and equity as well as the level of debt senior to the Fund. Estimates of enterprise value are based on a specific measure (such as EBITDA, free cash flow, net income, book value or NAV) believed to be most relevant for the given company and compares this metric in relation to comparable company valuations (market trading and transactions) based on the same metric. In determining the enterprise value, the Valuation Designee will further consider the company’s acquisition prices, credit metrics, historical and projected operational and financial performance, liquidity as well as industry trends, general economic conditions, scale and competitive advantages along with other factors deemed relevant.

Warrants are fair valued by the Valuation Designee based on a combination of primary factors including the underlying terms of the warrant, last round valuation of the company, and timing. Additionally, secondary factors such as comparable company pricing, overall health of the underlying company, and potential private vs public discount may be considered.

With respect to the Fund’s private fund investments valued using the practical expedient, the methodology relies on the reported net asset value reported by a manager or general partner of the private fund plus financial adjustments when needed. The last reported value will generally follow the practical expedient in accordance with ASC 820. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a private fund, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee.

The valuation of private funds with participations in certain term loans and/or receivables that have been issued by the underlying entities is fair valued by the Valuation Designee using a DCF approach by using models to compute loan-level cashflow projections for the underlying collateral, where applicable. Valuation of the given tranche is performed primarily by analyzing the underlying loan collateral performance, if any, delinquency rate, discount rate, loss rate and pre-payment rates. The cash flow is then allocated to various tranches (if more than one) of the complete revolving loan structure per the waterfall priority of payments. The methodology further looks at the excess spread and interest coverage as well as the remaining first loss protection (if applicable) to determine a final valuation for the given loan/tranche.

Under the provisions of the Accounting Standards Update 2015-07, investments in private funds are not categorized within the fair value hierarchy.

The value of risk share contracts held by the Fund are determined using a discounted cash flow framework that takes into account the underlying loans pertaining to each contract’s actual losses and estimated loss forecasts through each contract’s maturity date. The loss forecasts are based on industry and platform historical loan performance. Higher expectations of losses relative to initial expected losses (subject to a cap), due to factors such as rising delinquencies within each contract vintage or a deteriorating macroeconomic environment, would result in an increase in a contract’s unrealized gain. For a subset of risk share contracts, lower expectations of losses relative to initial expected losses (subject to a cap), due to factors such as lower delinquencies within each contract vintage would result in an increase in a contract’s unrealized depreciation.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates obtained from pricing services. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of the securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee. Prospective Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net asset value if the judgments of the Valuation Designee should prove incorrect.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of consolidated financial statement items by level that are measured at estimated fair value on a recurring basis as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	Net Asset Value (“NAV”)(2)’	TOTAL
Assets
Whole Loans
Consumer Loans(1)	-	-	3,361,408	-	3,361,408
Small Business Loans(1)	-	-	14,394,131	-	14,394,131

Total Whole Loans	-	-	17,755,539	-	17,755,539
Asset-Backed Securities(1)	-	8,750, 111	17,194,686	-	25,944,797
Corporate Loans(1)	-	-	59,111,102	-	59,111,102
Corporate Bonds(1)	-	-	8,968,183	-	8,968,183
Preferred Stock(1)	-	-	3,116,898	-	3,116,898
Warrants(1)	-	-	698,422	-	698,422
Private Funds(1)	-	-	8,237,018	4,900,000	13,137,018
Money Market Funds	3,280,277	-	-	-	3,280,277

Total investments, at fair value	$3,280,277	$8,750,111	$115,081,848	$4,900,000	$132,012,236

Other Financial Instruments(3)
Unrealized appreciation on risk share contracts	-	-	204,155	-	204,155

Total	$-	$-	$204,155	$-	$204,155

(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments
(2)

Includes equity investments categorized as private funds, which are measured at fair value using the NAV practical expedient, and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Fund’s Consolidated Schedule of Investments.

(3)	These instruments are reflected as unrealized appreciation (depreciation) on the instrument on the Fund’s Consolidated Schedule of Investments.

When a determination is made to classify an investment within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs in the overall fair value

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

measurement. However, Level 3 investments typically include, in addition to the unobservable or Level 3 inputs, observable components that are actively quoted or can be validated to market-based sources. The reported gains and losses may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended June 30, 2026:

	Whole Loans
	Consumer Loans	Small Business Loans	Asset- Backed Securities	Corporate Loans	Corporate Bonds	Preferred Stocks	Warrants	Private Funds	Risk Share Contracts
Beginning Balance - December 31, 2025	17,413,935	18,667,729	13,824,101	39,988,968	9,021,546	2,004,364	-	-	200,357
Acquisitions	-	15,440,802	6,842,263	19,809,162	-	958,624	567,086	9,986,084	-
Sales/Paydowns	(13,496,811)	(19,238,240)	(2,945,324)	(597,406)	-	-	-	(1,652,203)	(308,026)
Realized gains (losses), net	(308,010)	(8,305)	-	(1,045)	-	-	-	(687)	308,026
Change in unrealized appreciation/(depreciation)	(194,474)	(467,855)	(526,354)	(88,903)	(38,597)	153,910	131,336	(96,863)	3,798
(Amortization of premium) accretion of discount	(53.232)	-	-	326	(14,766)	-	-	687	-
Transfers in/(out) of Level 3	-	-	-	-	-	-	-	-	-
Ending Balance - June 30, 2026	$3,361,408	$14,394,131	$17,194,686	$59,111,102	$8,968,183	$3,116,898	$698,422	$8,237,018	$204,155
Change in unrealized appreciation/depreciation on investments still held as of June 30, 2026	(552,205)	(388,366)	(526,354)	(88,904)	(38,597)	153,910	131,336	(96,863)	3,798

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Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of June 30, 2026:

Asset Category	Fair Value ($)	Valuation Technique	Input	Range	Weighted Average(1)	Impact to valuation from increase in input(2)
Consumer Loans	3,361,408	Discounted Cash Flow	Discount Rate Net Loss Rate (% Current Balance) Prepay Rate (% Current Balance)	11.00% - 11.51% 13.00% - 43.88% 13.53% - 17.63%	11.39% 36.47% 16.65%	Decrease Decrease Decrease
Small Business Loans	14,394,131	Discounted Cash Flow	Discount Rate Net Loss Rate (% Current Balance)	10.60% 7.42%	10.60% 7.42%	Decrease Decrease
Corporate Loans	59,111,102	Discounted Cash Flow	Discount Rate	10.32% - 25.96%	13.51%	Decrease
Asset-Backed Securities	17,194,686	Discounted Cash Flow	Discount Rate Net Loss Rate (% Current Balance) Prepay Rate (% Current Balance)	9.99% - 17.00% 0.00% - 23.67% 0.00% - 25.78%	13.84% 13.26% 15.71%	Decrease Decrease Decrease
Corporate Bonds	8,968,183	Discounted Cash Flow	Discount Rate	11.68%	11.68%	Decrease
Preferred Stocks	3,116,898	Discounted Cash Flow	Dividend Accrual Rate Anticipated Exit Date Discount Rate	10.00% - 13.25% 7/31/2027 - 7/31/2030 13.75% - 18.00%	10.91% 6/3/2028 16.81%	Increase Decrease Decrease
Warrants	698,422	Factor Change Calibration Approach	Last Round of Financing Change in Revenue Change in Shareholder’s Equity	0.00% - 100.00% 0.00% - 62.22% -100.00% - 31.26%	29.22% 43.22% -50.57%	Decrease Increase Decrease
Private Funds	8,237,018	Discounted Cash Flow	Discount Rate Net Loss Rate (% Current Balance) Prepay Rate (% Current Balance)	12.00% 19.76% 0.00%	12.00% 19.76% 0.00%	Decrease Decrease Decrease
Risk Share Contracts	204,155	Discounted Cash Flow	Downside Protection Cap (% of Originations) Upside Protection Cap (% of Originations) Discount Rate Net Loss Rate	4.00% - 9.00% 5.00% - 9.00% 14.50% - 20.00% 15.65% - 43.88%	5.05% 5.63% 17.45% 32.02%	Increase(3) Decrease(3) Decrease Decrease

(1)	Weighted by relative fair value except for Risk Share Contracts, which are weighted by outstanding notional.
(2)

Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(3)

For Risk Share Contracts, the valuation is impacted based on the spread between expected performance and the base case assumptions. Therefore, changes to the upside or downside caps do not necessarily require an update to the valuation.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

3.	Investments

(a)	Loans

The Fund invests in loans, including whole loans, fractional loans, term loans, senior secured loans, junior secured loans, mezzanine loans, distressed loans and unsecured loans.

(b)	Whole Loans

When the Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Fund may invest may be secured or unsecured.

(c)	Asset-Backed Securities

Asset-backed securities (“ABS”) are typically publicly traded and rated securities but may include below investment grade and unrated tranches. ABS are primarily exposed to the performance and credit risk of the underlying collateral, such as consumer receivables and commercial loans. Such ABS, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Fund may hold any tranche of such ABS. The volume and frequency of the Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.

(d)	Participations

When the Fund invests in participation interests, the Fund will typically purchase a fractional or full economic interest in the underlying loan and the lender retains the legal title to such loans with the Fund having a contractual relationship only with the lender and not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower.

(e)	Pass-Through (Residual) Certificates

The Fund invests in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more third party lenders/originators and that

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto. The Fund may sell certain of its loan investments to securitization vehicles formed by third party lenders/originators for the purpose of acquiring such pass-through residual certificates.

(f)	Reverse Repurchase Agreements

The Fund enters into reverse repurchase agreements with banks and brokers, with the Fund as the initial seller of securities to the banks or brokers. A reverse repurchase agreement involves a sale by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation, the Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). The Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. The Fund has elected to treat reverse repurchase agreements as derivatives pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). As required by Rule 18f-4, the Fund’s derivatives exposure (including its use of reverse repurchase agreements) will be limited through a value-at-risk (“VaR”) test. Very generally, VaR is an estimate of an instrument’s or portfolio’s losses over a given time horizon at a specified confidence level. Under Rule 18f-4, the Fund will be required to limit the VaR of the Fund’s portfolio to less than 200% of the VaR of a “designated reference portfolio,” which is, in general, either an unleveraged index approved by the Fund’s derivatives risk manager or the Fund’s own portfolio of securities or other investments, excluding any derivatives transaction. The Fund expects that its use of reverse repurchase agreements and other similar derivatives transactions to obtain leverage will enable the Fund to obtain substantially more leverage than would be possible if the Fund obtained leverage only through senior securities subject to the 300% asset coverage requirement contained in Section 18 of the 1940 Act. For the period ended June 30, 2026, the average daily reverse repurchase agreement balance was $12,112,891 and the weighted average interest rate was 5.54%.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

For the period ended June 30, 2026, the gross obligations for reverse repurchase agreements by the type of collateral pledged and remaining time to maturity were as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$-	$903,000	$11,151,338	$-	$12,054,338

For the period ended June 30, 2026, the gross amounts not offset in the Consolidated Statements of Assets and Liabilities were as follows:

Liabilities:	Gross Amount of Recognized Liabilities	Gross Amount Offset In The Consolidated Statements of Assets and Liabilities	Presented In The Net Amounts Consolidated Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Reverse Repurchase Agreements	$12,054,338	$-	$12,054,338	$-	$(12,054,338)	$-

(1)

Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty. The fair value of collateral pledged is $16,087,109.

(g)	Equity Securities

The Fund invests in public or private equity securities issued by specialty finance originators and companies that own and operate lending platforms and financial technology companies, including common stock, preferred stock, convertible stock and/or warrants. Equity investments may afford the Fund voting rights as well as the opportunity to receive dividends and/or capital appreciation, although warrants, which are options to purchase equity securities at specific prices valid for a specific period of time, typically have no voting rights, receive no dividends and have no rights with respect to the securities of the issuer unless and until they are exercised for the underlying securities.

(h)	Risk Share Contracts

The Fund has entered into risk share contracts with a lending platform under program agreements. These contracts track performance of select consumer whole-loan vintages (groups of loans originated in the same month) purchased under the programs and compare actual or current expected net annualized returns (“NAR”) versus initial expected (underwritten) net annualized returns for those vintages. If, for an eligible vintage, performance is below the initial expectation, the platform must pay the Fund a downside protection amount (subject to a cap per vintage). Conversely, if performance exceeds the initial expectation, the Fund must pay an upside protection amount to the lending platform (subject to a cap per vintage). Accordingly, the Fund recognizes an unrealized gain (subject to the applicable cap) when current actual performance of a vintage is below the initial expectation, and recognizes a realized gain when, at maturity and each monthly clean-up for the vintage, cumulative

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

actual performance is below the initial expectation. For these contracts, the Fund recognizes an unrealized depreciation (subject to the applicable cap) when cumulative current expected performance is above the initial expectation and recognizes a realized loss when, at maturity and each monthly clean-up for the vintage, cumulative actual performance is above the initial expectation. Caps are set as a percentage of purchased notional per vintage; downside and upside amounts are each limited to a maximum percentage of the original principal balance of loans in the eligible vintage. These contracts are shared amongst several affiliated funds managed by the Sub-Adviser and call for several liability on each funds’ behalf. The Fund’s fair value measurement incorporates these caps, expected-versus-initial performance assessments, escrow funding and release mechanics, and program-level collateralization features at each reporting date. For more information regarding these risk share contracts, please refer to the Consolidated Schedule of Investments.

The Fund has also entered into risk protection contracts with another lending platform. These risk protection contracts contain a one-way loss (downside) protection for the Fund related to the performance of the asset-based security pass-through certificates held by the Fund. On each testing date, the paying agent will calculate the cumulative net default ratio. If cumulative net defaults exceed scheduled charge-off triggers, the lending platform must make protection payments to the Fund, capped at a percentage of the cutoff-date loan balance. If however, cumulative net defaults result in a rebate, the paying agent will withhold an amount equal to such rebate out of the residual interest waterfall before paying the Fund, and remit such amounts back to the lending platform, provided that such rebate payments do not exceed the aggregate protection payment amounts paid to the Fund during prior testing dates. No such liabilities are borne out of the rebate. Accordingly, the Fund recognizes an unrealized gain (subject to the applicable cap) when current actual cumulative defaults are above the initial expectation, and recognizes a realized gain when, at maturity and each monthly clean-up, cumulative actual defaults are above the initial expectation. For more information regarding these risk share contracts, please refer to the Consolidated Schedule of Investments.

(i)	Derivative Contracts

The Fund records derivative contracts as assets or liabilities at fair value in its consolidated financial statements. Gains and losses from derivative contracts are included in net unrealized and realized gains (losses) in the Consolidated Statement of Operations.

Derivatives may include, without limitation, options, futures contracts, options on futures contracts, forward foreign currency exchange contracts, “spot” transactions, derivatives and swap arrangements involving securities indices or other indices, financial instruments, interest rates, currencies, commodities, risk share contracts and credit default swaps.

In the normal course of business, the Fund enters into derivative contracts for trading and hedging purposes in order to meet the investment objectives of the Fund. Derivatives are valued at fair value by using independent prices from major exchanges or, if not available, independent broker quotations or pricing models that consider the time value of money, volatility, and the current market and contractual prices of the underlying instrument. The resulting changes in fair value are reflected in the net realized gain (loss) and change in unrealized gain (loss) on investments in the Consolidated Statement of Operations.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

As of June 30, 2026, the Fund held the following derivative instruments:

Derivative Type	Consolidated Statement of Assets and Liabilities	Fair Value
Risk share contracts (Asset)	Unrealized appreciation on risk share contracts	$204,155

The effect of transactions in derivative instruments for the period ended June 30, 2026 were as follows:

Derivative Type	Consolidated Statement of Operations	Amount of Gain (Loss) Recognized in Income on Derivatives
Risk share contracts	Net change in unrealized appreciation on risk share contracts	$3,798
Risk share contracts	Net realized gain on risk share contracts	$308,026

4.	Agreements & Related Party Transactions

(a)	Investment Advisory Agreement and Investment Sub-Advisory Agreement

The Investment Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement and incurs research, travel and other expenses related to the selection and monitoring of underlying investments. Further, the Investment Adviser provides certain management and administrative services including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.

In consideration for services provided under an investment sub-advisory agreement, the Investment Adviser pays the Sub-Adviser a monthly fee equal to 90% of the Management Fee (as defined below) and pays quarterly 100% of the Incentive Fee (as defined below) received from the Fund.

(b)	Management Fee

In consideration of the investment advisory and management services provided by the Investment Adviser pursuant to the investment advisory agreement, the Fund pays the Investment Adviser a monthly management fee (the “Management Fee”) at an annual rate of 1.00% of the average daily net assets. The Management Fee is calculated and payable monthly in arrears. The Management Fee amounted to $436,720 for the period ended June 30, 2026.

The Investment Adviser has agreed, that for the period beginning on the date of commencement of operations (the “Commencement Date”) of the Fund through the date that is one year from the Commencement Date, to reduce its Management Fee to 0.50% per annum of the average daily Net Assets of the Fund (the “Fee Waiver”). The Investment Adviser has subsequently extended this Fee Waiver through April 30, 2027. Amounts waived by the Investment Adviser pursuant to this agreement are not subject to recoupment by the Investment Adviser. The amount waived under the Fee Waiver was $218,360 for the period ended June 30, 2026.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

(c)	Incentive Fee

In addition to the annual management fee, the Fund will pay the Investment Adviser an income based incentive fee (“Incentive Fee”). The Incentive Fee is based on income, whereby the Fund will calculate and pay quarterly in arrears 10% of its Pre-Incentive Fee Net Investment Income (as defined below) for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “Pre-Incentive Fee Net Investment Income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter. Pre Incentive Fee Net Investment Income does not include any realized capital gains or losses or unrealized capital appreciation or depreciation.

The “catch-up” provision is intended to provide the Investment Adviser with an incentive fee of 10% on all of the Fund’s Pre-Incentive Fee Net Investment Income when the Fund’s Pre-Incentive Fee Net Investment Income reaches 1.3889% of Net Assets in any calendar quarter. Thus, each calendar quarter the Fund will compare its Pre-Incentive Fee Net Investment Income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, to a hurdle rate of 1.25%. If the Fund’s Pre-Incentive Fee Net Investment Income is less than the hurdle rate, then the Investment Adviser will not be paid the Incentive Fee in respect of that quarter. If the Fund’s Pre-Incentive Fee Net Investment Income is between 1.25% and 1.3889% (the “Catch-up Range”), then the Investment Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to 100% of the Fund’s Pre-Incentive Fee Net Investment Income within the Catch-up Range (the “Catch-up Amount”). If the Fund’s Pre-Incentive Fee Net Investment Income exceeds 1.3889%, then the Investment Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to the Catch-up Amount plus 10% of net investment income above 1.3889%. For the period ended June 30, 2026, the Incentive Fee amounted to $643,024.

(d)	Expense Limitation Agreement

The Investment Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses, exclusive of certain “Excluded Expenses” listed below, do not exceed 0.75% of the average daily Net Assets of Institutional Class Shares (which may be referred to herein as “Class I”), Class A-1 Shares, and Class A-2 Shares (the “Expense Limitation”). “Excluded Expenses” include: (i) the Management Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee (as defined below); (iv) all fees and expenses of special purpose entities and securitization vehicles in which the Fund or a subsidiary invests (including management fees, performance based incentive fees, and administrative service fees); (v) fees payable to third parties in connection with the sourcing or identification of portfolio investments; (vi) acquired fund fees and expenses of the Fund or a subsidiary; (vii) interest payments incurred by the Fund or a subsidiary; (viii) fees and expenses incurred in connection with any credit facilities obtained by the Fund or a subsidiary; (ix) taxes of the Fund or a subsidiary; (x) transactional costs associated with consummated and unconsummated transactions, including legal costs, sourcing fees, servicing fees and brokerage commissions, associated with the acquisition, disposition and maintenance of investments; (xi) fees payable to data

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

management and financial operations platforms used in connection with the Fund’s investments; (xii) valuation service providers; and (xiii) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence).

With respect to each class of Shares, the Fund has agreed to repay the Investment Adviser any fees waived or any expenses the Investment Adviser reimburses pursuant to the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Investment Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Investment Adviser incurred the expense. For the avoidance of doubt, this provision applies to both the Expense Limitation and the O&O Limitation.

The Expense Limitation Agreement has an initial term ending one year from the date of commencement of operations of the Fund, and the Investment Adviser may extend the term for a period of one year on an annual basis. The Investment Adviser may not terminate the O&O Limitation without prior approval of the Board and, before the date that is one year from the commencement of operations, the Investment Adviser may not terminate the Expense Limitation without prior approval of the Board. During the period ended June 30, 2026, the Investment Adviser reimbursed the Fund in the amount of $551,647 for expenses accrued above the Expense Limitation. This is shown as part of the Consolidated Statement of Operations.

(e)	Distributor

Class A-1 Shares and Class A-2 Shares are subject to a distribution and servicing fee (“Distribution and Servicing Fee”) at an annual rate of 0.75% based on the aggregate Net Assets of the Fund attributable to such class payable to Neuberger Berman BD LLC, an affiliate of the Adviser (the “Distributor”). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee.

(f)	Related Parties

During the period ended June 30, 2026, Neuberger Berman Group LLC, the parent of the Adviser, made several purchases of Institutional Class Shares, which amounted to $23,100,000.

(g)	Trustees Compensation

The Board consists of six Trustees, all of which are not “interested persons” of the Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Fund on a quarterly basis. The Trustees are also reimbursed for out of pocket expenses in connection with providing their services to the Fund. For the period ended June 30, 2026, the Fund incurred $163,994 in Trustees fees and expenses.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

5.	Custody and Fund Administration

(a)	Custodian

U.S. Bank National Association (“U.S. Bank”) serves as the Fund’s custodian. The Fund pays U.S. Bank a monthly fee based on the average daily market value of all securities and cash held by the Fund, plus certain transaction fees.

(b)	Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”), an affiliate of U.S. Bank, serves as the Fund’s administrator and provides certain administrative services necessary for the operation of the Fund, including maintaining certain Fund books and records, providing accounting and tax services and preparing certain regulatory filings. The Fund pays USBFS a monthly fee for these services on a tiered schedule at an annual rate based on its average daily Net Assets, subject to a minimum annual fee.

(c)	Transfer Agent

SS&C GIDS, Inc. (“SS&C”) serves as the Fund’s distribution paying agent, transfer agent and registrar. The Fund pays SS&C a monthly base fee, an asset-based tiered fee, and annual per shareholder account charges for these services.

6.	Capital Shares

(a)	Share Classes

The Fund offers three separate classes of Shares designated as Class I, Class A-1, and Class A-2. Each class of Shares has differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Fund may offer additional classes of Shares in the future.

(b)	Minimum Investment

The minimum initial investment in the Fund by any investor in Class I, Class A-1 or Class A-2 Shares is $2,500, and the minimum additional investment in each class of Shares is $2,500. The Fund, in its sole discretion, may accept investments below these minimums.

(c)	Purchasing Shares

The Shares are offered on a continuous basis at an offering price equal to the Fund’s then-current NAV per Share, plus any applicable sales load. Shares generally are offered for purchase on any day the New York Stock Exchange is open for business (each, a “Business Day”), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The price of the Shares during the Fund’s continuous offering will fluctuate over time with the NAV of the Shares.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

(d)	Periodic Repurchase Offers

The Fund is an “interval fund” and has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The Fund intends to provide written notice of quarterly repurchase offers in the months of January, April, July and October. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) is sent to shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”); however, the Fund will seek to provide such written notification earlier but no more than 42 calendar days before the Repurchase Request Deadline. Shareholders may withdraw or modify their requests to tender their Shares for repurchase at any time prior to the Repurchase Request Deadline. The NAV at which a repurchase is effected will be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”). The Fund will distribute payment to shareholders within seven calendar days after the Repurchase Pricing Date.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of Shares not to exceed 2% of the Shares outstanding on the repurchase request deadline.

The following table is a reconciliation of Shares sold, issued, and repurchased for the period ended June 30, 2026:

	Class I
	Period Ended June 30, 2026	Period Ended December 31, 2025
Shares Sold	2,349,537	7,286,427
Shares issued to holders in reinvestment of distributions	54	-
Shares repurchased	-	-

Net increase in shares outstanding	2,349,591	7,286,427
Shares outstanding, beginning of period	7,296,427	10,000

Shares outstanding, ending of period	9,646,018	7,296,427

(e)	Additional Shares Program

Under the terms of the Fund’s additional share program (“Additional Share Program”), the Investment Adviser or its affiliate will contribute cash to the Fund pursuant to which eligible investors will receive additional shares of the Fund (“Additional Shares”) issued by the Fund to investors that purchase Shares during the Additional Share Period, as described below, at no additional cost. At the end of the

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

Additional Share Period, investors will receive Additional Shares in an amount equal to 3.00% of the number of Fund shares held by such investor on the Additional Share Period End Date (as defined below). Such Additional Shares will have the same rights as other Shares of the same Share class and all Share classes are eligible to participate in the Additional Share Program. The Additional Share Program will continue until the earlier of (i) December 31, 2026 or (ii) the date that the Fund receives $300 million of subscriptions (exclusive of affiliated seed investments) (such date, the “Additional Share Period End Date”). In order to be eligible for Additional Shares, an investor must hold Shares on the Additional Share Period End Date as Additional Shares will be issued based on the number of Shares held by such investor on the Additional Share Period End Date. The payments from the Investment Adviser or its affiliate will be made from their own assets (and not the Fund’s assets).

7.	Line of Credit and Financing Facility

The Fund has a secured, revolving line of credit facility with Sun Life Assurance Company of Canada and Sun Life Financial Trust Inc. (the “Sun Life Facility”). The breakdown of commitments by the lenders is as follows:

Sun Life Assurance Company of Canada	$42,500,000
Sun Life Financial Trust Inc	$7,500,000

Both Holdings A and NB Asset-Based Credit Trust 2025-1 are named as borrowers of the Sun Life Facility, and as such, have pledged a first-priority security interest in all assets held within each entity. Interest for each billing period is computed by applying a daily periodic rate of (i) SOFR plus 2.125% (“SOFR Rate Loan”) on funded amounts. As of June 30, 2026, the interest rate on the outstanding balance was approximately 5.75% per annum. The Sun Life Facility has a scheduled maturity date of August 21, 2027, subject to a 2-year extension with an applicable extension fee, at which time the Fund will repay the principal balance in full. The Fund paid an upfront fee of 0.25% for the Sun Life Facility and pays fees on unused balances of 0.35% per annum pending certain conditions. The unused fee was waived for the initial 6-month period (the “Ramp-Up Period”), and subsequently extended for another 6-month period, which expired on 8/21/2026.

As of June 30, 2026, the Fund had $23,700,000 of borrowing against the Sun Life Facility. During the period ended June 30, 2026, the Fund incurred interest expense of $748,319. In connection with this facility, the Fund also paid an upfront fee of $125,000 to the lender, and incurred $443,847 in legal fees, both of which are being amortized over a 4-year period. During the period ended June 30, 2026, this amortization amounted to $84,995. The remaining unamortized balance is reflected in the Consolidated Statement of Assets and Liabilities as deferred debt issuance costs. This interest expense and amortization are combined into Interest expense and debt issuance costs on the Fund’s Consolidated Statement of Operations. Detailed below is summary information concerning the borrowing:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
181	$25,711,050	5.79%

As of June 30, 2026, the Fund was in compliance with the covenants as detailed within the Sun Life Facility agreement.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

8.	Commitments and Contingencies

The Fund holds investments in revolving credit facilities and delayed draw term loans held at the fair value of the funded portion, which amounted to $392,252. For the period ended June 30, 2026, the total commitment was $7,370,537, of which $6,968,909 remained an unfunded commitment on these securities.

9.	Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments, except as noted below. Subsequent to June 30, 2026, Neuberger Berman Group LLC, the parent of the Adviser, purchased an additional $2,000,000 of Shares.

Neuberger Asset-Based Credit Fund

Notes to Consolidated Financial Statements

June 30, 2026

Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger at 212-476-8800.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

(BB0157 0826)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) A Consolidated Schedule of Investments is included as part of the Report to Shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(2) Not applicable.

(3) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(4) Not applicable.

(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Asset-Based Credit Fund

By: /s/ Peter Sterling
Name: Peter Sterling
Title: President (Principal Executive Officer)
Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter Sterling
Name: Peter Sterling
Title: President (Principal Executive Officer)
Date: September 4, 2026

By: /s/ Dean Winick
Name: Dean Winick
Title: Treasurer (Principal Financial Officer)
Date: September 4, 2026